As filed with the SEC on May 28, 2010.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04419

TRANSAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 – March 31, 2010

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2010 are attached.

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Insurance - 0.9%
Lincoln National Corp.
7.00%, 05/17/2066 *	$1,700	$1,547
Total Preferred Corporate Debt Security (cost $1,438)

CORPORATE DEBT SECURITIES - 91.5%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	680	683
BE Aerospace, Inc.
8.50%, 07/01/2018	575	614
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	140	146
7.75%, 03/15/2020 - 144A	400	418
DAE Aviation Holdings, Inc.
11.25%, 08/01/2015 - 144A	175	164
Hawker Beechcraft Acquisition Co. LLC
8.50%, 04/01/2015	2,025	1,563
Spirit Aerosystems, Inc.
7.50%, 10/01/2017 - 144A	435	446
Auto Components - 0.3%
Lear Corp.
7.88%, 03/15/2018	365	369
8.13%, 03/15/2020	140	142
Automobiles - 0.1%
Motors Liquidation Co.
7.13%, 07/15/2013 Џ	525	192
8.10%, 06/15/2024 Џ	175	62
Beverages - 0.9%
Constellation Brands, Inc.
7.25%, 05/15/2017	1,500	1,538
Building Products - 2.1%
Masco Corp.
7.75%, 08/01/2029	900	860
Ply Gem Industries, Inc.
11.75%, 06/15/2013	2,270	2,394
13.13%, 07/15/2014 - 144A	600	623
Chemicals - 2.8%
Huntsman International LLC
5.50%, 06/30/2016 - 144A	2,335	2,118
8.63%, 03/15/2020 - 144A	350	352
Nova Chemicals Corp.
3.65%, 11/15/2013 *	1,000	943
8.38%, 11/01/2016 - 144A	1,440	1,480
8.63%, 11/01/2019 - 144A	100	103
Commercial Services & Supplies - 1.9%
Aramark Corp.
8.50%, 02/01/2015	900	920
Ceridian Corp.
12.25%, 11/15/2015 Ώ	1,000	960
GWR Operating Partnership LLP
10.88%, 04/01/2017 - 144A	550	536
Hertz Corp.
8.88%, 01/01/2014	900	925
World Color USA Corp.
6.13%, 11/15/2013 Ə	690	♦
Computers & Peripherals - 0.4%
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016	725	727
Construction & Engineering - 0.7%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	250	253
K. Hovnanian Enterprises, Inc.
10.63%, 10/15/2016	1,000	1,065
Consumer Finance - 2.7%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 12/29/2049 - 144A * Ž	900	765
American General Finance Corp.
5.85%, 06/01/2013	3,000	2,809
6.90%, 12/15/2017	1,360	1,191
Containers & Packaging - 2.9%
Ball Corp.
6.75%, 09/15/2020	350	356
Cascades, Inc.
7.88%, 01/15/2020 - 144A	750	755
Graphic Packaging International, Inc.
9.50%, 08/15/2013	1,005	1,030
Jefferson Smurfit Corp.
8.25%, 10/01/2012 Џ	725	645
Owens-Brockway Glass Container, Inc.
7.38%, 05/15/2016	585	614
Sealed Air Corp.
6.88%, 07/15/2033 - 144A	650	597
Smurfit-Stone Container Enterprises, Inc.
8.00%, 03/15/2017 Џ	1,329	1,187
Diversified Consumer Services - 1.7%
Ford Holdings LLC
9.30%, 03/01/2030	1,500	1,508
Service Corp. International
7.00%, 06/15/2017	1,660	1,626
Diversified Financial Services - 7.3%
CIT Group, Inc.
7.00%, 05/01/2017	3,250	3,074
Ford Motor Credit Co., LLC
8.13%, 01/15/2020	750	787
9.88%, 08/10/2011	1,500	1,591
GMAC, Inc.
6.75%, 12/01/2014	1,550	1,542
6.88%, 09/15/2011	1,000	1,016
8.00%, 03/15/2020 - 144A	250	256
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž	630	672
LBI Escrow Corp.
8.00%, 11/01/2017 - 144A	475	493
New Communications Holdings, Inc.
8.50%, 04/15/2020 - 144A	630	635
8.75%, 04/15/2022 - 144A	525	525
Nuveen Investments, Inc.
10.50%, 11/15/2015	2,510	2,434
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	230	225
Diversified Telecommunication Services - 5.3%
Cincinnati Bell, Inc.
7.00%, 02/15/2015	450	438
Frontier Communications Corp.
8.13%, 10/01/2018	630	630
Intelsat Corp.
9.25%, 06/15/2016	850	890
Qwest Communications International, Inc. - Series B
7.50%, 02/15/2014	500	509

The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2010 Form NQ

1

(all amounts thousands)

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Qwest Communications International, Inc.
7.50%, 02/15/2014 *	$1,150	$1,170
Sprint Capital Corp.
8.75%, 03/15/2032	2,225	2,063
Sprint Nextel Corp.
8.38%, 08/15/2017	345	347
Telcordia Technologies, Inc.
4.00%, 07/15/2012 - 144A *	1,600	1,544
Windstream Corp.
8.63%, 08/01/2016	1,805	1,846
Electric Utilities - 4.5%
Dynegy Holdings, Inc.
7.50%, 06/01/2015	680	564
7.75%, 06/01/2019	2,685	2,027
Elwood Energy LLC
8.16%, 07/05/2026	739	700
Intergen NV
9.00%, 06/30/2017 - 144A	1,625	1,674
LSP Energy, LP
8.16%, 07/15/2025	1,250	851
Texas Competitive Electric Holdings Co. LLC - Series A
10.25%, 11/01/2015 *	3,275	2,276
Electronic Equipment & Instruments - 0.8%
NXP BV
7.88%, 10/15/2014	1,500	1,463
Food & Staples Retailing - 1.7%
Rite Aid Corp.
7.50%, 03/01/2017	1,500	1,391
SUPERVALU, Inc.
8.00%, 05/01/2016	1,600	1,620
Food Products - 2.0%
Del Monte Corp.
6.75%, 02/15/2015	605	623
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	1,000	1,025
Smithfield Foods, Inc.
7.75%, 07/01/2017	1,000	983
Tyson Foods, Inc.
7.85%, 04/01/2016 *	1,000	1,074
Health Care Equipment & Supplies - 0.5%
Cooper Cos., Inc.
7.13%, 02/15/2015	855	850
Health Care Providers & Services - 3.8%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,515	1,568
HCA, Inc.
9.25%, 11/15/2016	2,715	2,886
Omnicare, Inc.
6.13%, 06/01/2013	1,250	1,247
6.88%, 12/15/2015	175	172
U.S. Oncology, Inc.
9.13%, 08/15/2017	1,000	1,045
Hotels, Restaurants & Leisure - 7.0%
Firekeepers Development Authority
13.88%, 05/01/2015 - 144A	1,300	1,505
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ	900	10
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018	2,000	1,656
11.25%, 06/01/2017	250	269
MGM Mirage, Inc.
7.50%, 06/01/2016	1,510	1,257
10.38%, 05/15/2014 - 144A	170	187
11.38%, 03/01/2018 - 144A	1,195	1,153
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	725	734
11.88%, 07/15/2015	1,145	1,348
Seneca Gaming Corp.
7.25%, 05/01/2012	1,600	1,581
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	655	657
7.15%, 12/01/2019	500	506
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	750	802
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014	850	848
Household Durables - 3.8%
Beazer Homes USA, Inc.
12.00%, 10/15/2017	1,000	1,140
D.R. Horton, Inc.
5.25%, 02/15/2015	650	627
Jarden Corp.
7.50%, 05/01/2017	1,205	1,222
KB Home
9.10%, 09/15/2017	1,025	1,081
Meritage Homes Corp.
6.25%, 03/15/2015	1,825	1,752
Mohawk Industries, Inc.
6.88%, 01/15/2016 *	1,000	1,033
Independent Power Producers & Energy Traders - 2.9%
AES Corp.
8.00%, 10/15/2017	500	508
Edison Mission Energy
7.00%, 05/15/2017	3,090	2,155
7.20%, 05/15/2019	1,000	690
NRG Energy, Inc.
7.38%, 01/15/2017	1,895	1,880
Industrial Conglomerates - 0.6%
Koppers, Inc.
7.88%, 12/01/2019 - 144A	1,000	1,030
Insurance - 1.1%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	650	501
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	1,275	1,428
IT Services - 3.0%
DI Finance
9.50%, 02/15/2013	700	709
SunGard Data Systems, Inc.
9.13%, 08/15/2013	1,995	2,044
Unisys Corp.
12.50%, 01/15/2016	200	222
14.25%, 09/15/2015 - 144A	2,000	2,384
Machinery - 0.5%
Navistar International Corp.
8.25%, 11/01/2021	850	867
Media - 4.4%
Bonten Media Acquisition Co.
9.00%, 06/01/2015 - 144A	69	33
Charter Communications Operating, LLC
10.38%, 04/30/2014 - 144A *	675	694

The notes are an integral part of this report.

2

		Principal	Value
Media (continued)
Clear Channel Communications, Inc.
10.75%, 08/01/2016		$325	$254
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017 - 144A		975	1,018
CSC Holdings LLC
8.50%, 04/15/2014 - 144A		1,585	1,688
DISH DBS Corp.
7.75%, 05/31/2015		1,250	1,306
Lamar Media Corp.
6.63%, 08/15/2015		615	597
Liberty Media LLC
5.70%, 05/15/2013		1,350	1,350
Umbrella Acquisition, Inc.
9.75%, 03/15/2015 - 144A		1,238	1,068
Metals & Mining - 2.1%
Steel Dynamics, Inc.
7.38%, 11/01/2012		1,000	1,040
Teck Resources, Ltd.
9.75%, 05/15/2014		410	486
10.25%, 05/15/2016		290	345
10.75%, 05/15/2019		500	613
U.S. Steel Corp.
7.00%, 02/01/2018		775	763
7.38%, 04/01/2020		450	451
Multiline Retail - 2.6%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014		1,500	1,463
JC Penney Corp., Inc.
7.95%, 04/01/2017		1,250	1,400
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012		385	404
5.75%, 07/15/2014		1,300	1,326
Oil, Gas & Consumable Fuels - 8.6%
Chesapeake Energy Corp.
6.38%, 06/15/2015		615	604
6.63%, 01/15/2016		250	245
7.00%, 08/15/2014		615	623
9.50%, 02/15/2015		905	984
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 - 144A		800	814
Consol Energy, Inc.
8.00%, 04/01/2017 - 144A		225	231
8.25%, 04/01/2020 - 144A		200	206
Continental Resources, Inc.
8.25%, 10/01/2019		600	636
El Paso Corp.
8.25%, 02/15/2016		545	582
Forest Oil Corp.
7.25%, 06/15/2019		470	472
Hilcorp Energy I, LP
8.00%, 02/15/2020 - 144A		225	218
Kinder Morgan Finance Co.
5.70%, 01/05/2016		1,500	1,471
Linn Energy LLC Finance Corp.
8.63%, 04/15/2020 - 144A		580	581
Mariner Energy, Inc.
8.00%, 05/15/2017		570	560
Newfield Exploration Co.
6.63%, 09/01/2014		890	914
6.88%, 02/01/2020		175	176
Opti Canada, Inc.
8.25%, 12/15/2014		2,250	2,116
Pioneer Natural Resources Co.
6.88%, 05/01/2018		1,085	1,084
Plains Exploration & Production Co.
7.00%, 03/15/2017		1,310	1,290
Tesoro Corp.
6.63%, 11/01/2015		625	598
Whiting Petroleum Corp.
7.00%, 02/01/2014		1,000	1,024
Paper & Forest Products - 3.6%
Domtar Corp.
7.13%, 08/15/2015		250	260
10.75%, 06/01/2017		1,000	1,214
Georgia-Pacific LLC
7.13%, 01/15/2017 - 144A		965	1,004
8.00%, 01/15/2024		495	525
Smurfit Kappa Acquisitions
7.75%, 11/15/2019 - 144A §	EUR	250	351
Verso Paper Holdings LLC - Series B
11.38%, 08/01/2016		$1,138	993
Weyerhaeuser Co.
7.38%, 03/15/2032		2,100	2,023
Real Estate Investment Trusts - 2.2%
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016		760	762
Host Hotels & Resorts, LP
7.13%, 11/01/2013		575	585
9.00%, 05/15/2017 - 144A		390	421
iStar Financial, Inc.
5.88%, 03/15/2016		3,000	2,250
Real Estate Management & Development - 0.9%
Realogy Corp.
10.50%, 04/15/2014		1,700	1,467
11.00%, 04/15/2014		150	131
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc.
10.13%, 12/15/2016		925	819
Software - 0.7%
First Data Corp.
9.88%, 09/24/2015		30	26
11.25%, 03/31/2016		1,605	1,284
Specialty Retail - 0.9%
Blockbuster, Inc.
11.75%, 10/01/2014 - 144A		1,250	921
Claire’s Stores, Inc.
9.63%, 06/01/2015		250	213
Michaels Stores, Inc.
4.77%, 07/31/2016		522	507
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Co.
8.88%, 04/01/2016		840	878
9.75%, 01/15/2015		680	712
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013		1,045	1,019
Total Corporate Debt Securities (cost $158,306)			164,284

The notes are an integral part of this report.

3

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
GMAC, Inc. 7.00% - 144A	707	$539
Total Preferred Stock (cost $223)

	Principal
LOAN ASSIGNMENTS - 1.4%
Commercial Services & Supplies - 0.0% ■
Dayco Products, LLC
9.86%, 12/31/2011	$1,210	16
Diversified Financial Services - 0.1%
Accuride Corp.
9.25%, 01/31/2012 §	181	181
Hotels, Restaurants & Leisure - 0.5%
MGM Mirage, Inc.
6.00%, 10/03/2011	861	837
Media - 0.8%
Young Broadcasting, Inc.
4.75%, 11/03/2012	1,627	1,419
Total Loan Assignments (cost $3,571)		2,453

REPURCHASE AGREEMENT - 3.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $5,892 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,011.	5,892	5,892
Total Repurchase Agreement (cost $5,892)

Total Investment Securities (cost $169,430) #		174,715
Other Assets and Liabilities - Net		4,754

Net Assets		$179,469

NOTES TO SCHEDULE OF INVESTMENTS:

Џ                        In default.

Ώ                       Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

*                          Floating or variable rate note. Rate is listed as of 03/31/2010.

§                          Illiquid. These securities aggregated $532, or 0.30%, of the fund’s net assets.

Ž                         The security has a perpetual maturity. The date shown is the next call date.

Ə                        Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.  This security had a Market Value of less than $1, or less than 0.01% of the fund’s net assets.

■                         Amount rounds to less than 0.1%.

♦                          Value and/or principal is less than $1.

▲                    Rate shown reflects the yield at 03/31/2010.

#                          Aggregate cost for federal income tax purposes is $169,430. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,670 and $4,385, respectively. Net unrealized appreciation for tax purposes is $5,285.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $32,941, or 18.35%, of the fund’s net assets.

EUR	Euro

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$539	$—	$—	$539
Fixed Income - Consumer Discretionary	—	38,738	—	38,738
Fixed Income - Consumer Staples	—	8,254	—	8,254
Fixed Income - Energy	—	15,429	—	15,429
Fixed Income - Financials	—	27,287	—	27,287
Fixed Income - Health Care	—	7,768	—	7,768
Fixed Income - Industrials	—	15,149	—	15,149
Fixed Income - Information Technology	—	8,215	—	8,215
Fixed Income - Materials	—	17,688	—	17,688
Fixed Income - Telecommunication Services	—	16,431	—	16,431
Fixed Income - Utilities	—	13,325	—	13,325
Cash & Cash Equivalent - Repurchase Agreement	—	5,892	—	5,892
Total	$539	$174,176	$—	$174,715

The notes are an integral part of this report.

5

Transamerica American Century Large Company Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	82,900	$3,753
Lockheed Martin Corp.	26,700	2,222
Northrop Grumman Corp.	75,100	4,924
Beverages - 1.3%
Coca-Cola Co.	101,200	5,566
Biotechnology - 0.8%
Amgen, Inc. ‡	38,500	2,300
Gilead Sciences, Inc. ‡	21,300	969
Capital Markets - 3.9%
Ameriprise Financial, Inc.	60,700	2,753
Bank of New York Mellon Corp.	123,500	3,814
Goldman Sachs Group, Inc.	40,800	6,962
Morgan Stanley	111,500	3,266
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	146,100	5,440
PPG Industries, Inc.	55,400	3,623
Commercial Banks - 4.2%
PNC Financial Services Group, Inc.	54,000	3,224
U.S. Bancorp	218,700	5,660
Wells Fargo & Co.	296,300	9,221
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	42,600	1,551
Pitney Bowes, Inc. Λ	61,000	1,491
RR Donnelley & Sons Co.	85,600	1,828
Waste Management, Inc.	58,000	1,997
Communications Equipment - 0.7%
Cisco Systems, Inc. ‡	118,500	3,085
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	92,200	4,901
International Business Machines Corp.	36,500	4,681
Construction & Engineering - 0.3%
Shaw Group, Inc. ‡	33,800	1,163
Diversified Consumer Services - 0.4%
H&R Block, Inc.	89,000	1,584
Diversified Financial Services - 7.9%
Bank of America Corp.	831,100	14,835
Citigroup, Inc. ‡ Λ	554,500	2,246
JPMorgan Chase & Co.	368,500	16,489
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	577,800	14,930
CenturyTel, Inc. Λ	44,700	1,585
Verizon Communications, Inc.	301,700	9,359
Electric Utilities - 2.1%
Exelon Corp.	116,100	5,086
PPL Corp.	143,800	3,985
Energy Equipment & Services - 1.8%
Baker Hughes, Inc. Λ	40,600	1,902
Diamond Offshore Drilling, Inc. Λ	11,200	995
National Oilwell Varco, Inc.	77,000	3,124
Transocean, Ltd. ‡	20,600	1,779
Food & Staples Retailing - 3.2%
Kroger Co.	124,700	2,701
Sysco Corp.	81,200	2,395
Walgreen Co.	104,100	3,861
Wal-Mart Stores, Inc.	83,600	4,649
Food Products - 1.2%
Kraft Foods, Inc. - Class A	107,900	3,262
Unilever NV	66,100	1,994
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc.	39,100	1,761
Health Care Providers & Services - 1.4%
Aetna, Inc.	61,500	2,159
Quest Diagnostics, Inc. Λ	21,100	1,230
WellPoint, Inc. ‡	39,900	2,569
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	22,900	1,020
Starbucks Corp. ‡	41,300	1,002
Household Durables - 0.5%
Newell Rubbermaid, Inc. Λ	154,900	2,354
Household Products - 0.5%
Clorox Co.	33,800	2,168
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. ‡	47,800	999
Industrial Conglomerates - 4.4%
General Electric Co.	900,000	16,381
Tyco International, Ltd.	57,800	2,211
Insurance - 4.7%
Allstate Corp.	106,700	3,447
Chubb Corp.	69,000	3,578
Loews Corp.	58,500	2,181
Principal Financial Group, Inc. Λ	72,600	2,121
Torchmark Corp. Λ	47,500	2,542
Travelers Cos., Inc.	85,900	4,633
XL Capital, Ltd. - Class A Λ	67,300	1,272
IT Services - 0.4%
Fiserv, Inc. ‡ Λ	30,600	1,553
Machinery - 1.3%
Dover Corp.	49,800	2,328
Ingersoll-Rand PLC Λ	95,500	3,330
Media - 4.4%
CBS Corp. - Class B Λ	190,500	2,656
Comcast Corp. - Class A	259,500	4,884
Time Warner Cable, Inc. Λ	50,900	2,713
Time Warner, Inc.	157,100	4,914
Viacom, Inc. - Class B ‡	108,300	3,723
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc.	3,900	326
Nucor Corp. Λ	69,100	3,136
Multiline Retail - 0.9%
Kohl’s Corp. ‡	38,500	2,109
Macy’s, Inc.	71,800	1,563
Multi-Utilities - 0.7%
PG&E Corp.	67,100	2,846
Office Electronics - 0.4%
Xerox Corp.	156,700	1,528
Oil, Gas & Consumable Fuels - 15.5%
Apache Corp.	46,300	4,699
Chevron Corp.	192,200	14,575
ConocoPhillips	217,700	11,140
Devon Energy Corp.	37,800	2,435
Exxon Mobil Corp.	306,700	20,543
Occidental Petroleum Corp.	57,900	4,895
Royal Dutch Shell PLC - Class A ADR	120,300	6,961
Valero Energy Corp. Λ	62,500	1,231

The notes are an integral part of this report.

1

	Shares	Value
Paper & Forest Products - 0.4%
International Paper Co.	73,100	$1,799
Pharmaceuticals - 8.6%
Abbott Laboratories	69,800	3,677
Eli Lilly & Co.	69,200	2,506
Johnson & Johnson	119,700	7,804
Merck & Co., Inc.	227,300	8,490
Pfizer, Inc.	852,100	14,614
Real Estate Investment Trusts - 0.6%
Simon Property Group, Inc.	28,500	2,391
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	103,500	1,395
Intel Corp.	156,200	3,477
Software - 2.3%
Activision Blizzard, Inc.	124,600	1,503
Microsoft Corp.	165,000	4,829
Oracle Corp.	142,000	3,648
Specialty Retail - 2.3%
Best Buy Co., Inc.	38,600	1,642
Gap, Inc.	69,000	1,595
Home Depot, Inc.	154,400	4,995
Staples, Inc.	73,300	1,714
Textiles, Apparel & Luxury Goods - 0.5%
V.F. Corp.	27,300	2,188
Tobacco - 0.9%
Altria Group, Inc.	135,400	2,779
Lorillard, Inc.	13,800	1,038
Total Common Stocks (cost $405,654)		410,955

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	12,885,665	12,886
Total Securities Lending Collateral (cost $12,886)

	Principal
REPURCHASE AGREEMENT - 3.8%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $16,193 on 04/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $16,519.	$16,193	16,193
Total Repurchase Agreement (cost $16,193)

Total Investment Securities (cost $434,733) #		440,034
Other Assets and Liabilities - Net		(11,576)

Net Assets		$428,458

FUTURES CONTRACTS: £

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 E-Mini Index	257	06/18/2010	$182

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡                 Non-income producing security.

Λ         All or a portion of this security is on loan. The value of all securities on loan is $12,539.

▲           Rate shown reflects the yield at 03/31/2010.

Г                Contract amounts are not in thousands.

£                 Cash in the amount of $1,157 is being held at the broker to cover margin requirements for open futures contracts.

#                 Aggregate cost for federal income tax purposes is $434,733. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,713 and $28,412, respectively. Net unrealized appreciation for tax purposes is $5,301.

DEFINITION:

ADR                       American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$40,656	$—	$—	$40,656
Equities - Consumer Staples	30,413	—	—	30,413
Equities - Energy	74,279	—	—	74,279
Equities - Financials	90,635	—	—	90,635
Equities - Health Care	48,079	—	—	48,079
Equities - Industrials	43,179	—	—	43,179
Equities - Information Technology	30,600	—	—	30,600
Equities - Materials	14,324	—	—	14,324
Equities - Telecommunication Services	25,874	—	—	25,874
Equities - Utilities	12,916	—	—	12,916
Cash & Cash Equivalent - Repurchase Agreement	—	16,193	—	16,193
Cash & Cash Equivalent - Securities Lending Collateral	12,886	—	—	12,886
Total	$423,841	$16,193	$—	$440,034

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$182	$—	$182

* Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

3

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 52.6%
Transamerica AEGON High Yield Bond €	1,819,407	$16,247
Transamerica Convertible Securities VP Ж	3,629	31
Transamerica Flexible Income €	1,332,842	11,662
Transamerica JPMorgan Core Bond €	15,761,448	158,560
Transamerica JPMorgan International Bond €	11,430,878	123,796
Transamerica PIMCO Total Return VP Ж	21,669,153	250,063
Transamerica Short-Term Bond €	15,298,711	156,659
Transamerica U.S. Government Securities VP Ж	527,225	6,880
Transamerica Van Kampen Emerging Markets Debt €	3,195,289	33,902
Capital Preservation - 0.5%
Transamerica Money Market VP Ж	7,576,197	7,576
Global/International Stocks - 8.9%
Transamerica AllianceBernstein International Value €	1,470,227	11,747
Transamerica MFS International Equity €	2,738,195	23,357
Transamerica Neuberger Berman International €	1,569,725	12,605
Transamerica Oppenheimer Developing Markets €	1,575,242	17,989
Transamerica Schroders International Small Cap €	3,249,765	28,338
Transamerica Thornburg International Value €	2,385,442	24,498
Transamerica WMC Emerging Markets €	712,949	9,290
Inflation-Protected Securities - 8.8%
Transamerica PIMCO Real Return TIPS €	11,932,544	127,320
Tactical and Specialty - 6.2%
Transamerica BlackRock Global Allocation €	1,520,880	15,848
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	1,871,605	19,970
Transamerica Federated Market Opportunity VP Ж	2,075,270	24,675
Transamerica Loomis Sayles Bond €	2,410,609	25,143
Transamerica Science & Technology VP Ж	783,405	3,337
U.S. Stocks - 23.0%
Transamerica American Century Large Company Value VP Ж	3,674,790	29,803
Transamerica BlackRock Large Cap Value VP Ж	5,812,069	76,777
Transamerica Equity VP Ж	2,030,602	41,120
Transamerica Growth Opportunities VP Ж	596,215	6,785
Transamerica Jennison Growth €	45,703	523
Transamerica Jennison Growth VP Ж	5,835,907	42,252
Transamerica JPMorgan Mid Cap Value VP Ж	1,336,061	16,140
Transamerica Marsico Growth VP Ж	2,657,579	26,097
Transamerica Munder Net50 VP ‡ Ж	328,251	2,958
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,363,319	12,188
Transamerica T. Rowe Price Equity Income VP Ж	198	2
Transamerica T. Rowe Price Growth Stock VP Ж	471,802	9,686
Transamerica Third Avenue Value €	877,860	17,891
Transamerica UBS Large Cap Value €	3,814,731	35,782
Transamerica Van Kampen Mid-Cap Growth €	374,735	4,178
Transamerica Van Kampen Small Company Growth ‡ €	941,354	9,442
Total Investment Companies (cost $1,430,064) #		1,441,117
Other Assets and Liabilities - Net		(86)
Net Assets		$1,441,031

NOTES TO SCHEDULE OF INVESTMENTS:

€                 The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж            The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡                 Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $1,430,064. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,087 and $53,034, respectively. Net unrealized appreciation for tax purposes is $11,053.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,441,117	$—	$—	$1,441,117

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Capital Preservation - 0.1%
Transamerica Money Market VP Ж	586,348	$586
Global/International Stocks - 20.7%
Transamerica AllianceBernstein International Value €	2,338,684	18,686
Transamerica MFS International Equity €	2,289,419	19,529
Transamerica Neuberger Berman International €	4,910,620	39,432
Transamerica Oppenheimer Developing Markets €	4,237,833	48,396
Transamerica Schroders International Small Cap €	4,954,526	43,203
Transamerica Thornburg International Value €	3,511,753	36,066
Transamerica WMC Emerging Markets €	816,793	10,643
Tactical and Specialty - 11.9%
Transamerica BlackRock Global Allocation €	2,711,911	28,258
Transamerica BlackRock Natural Resources €	1,055,006	11,194
Transamerica BNY Mellon Market Neutral Strategy ‡ €	1,005,196	8,373
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	5,336,905	56,945
Transamerica Federated Market Opportunity VP Ж	309,625	3,681
Transamerica First Quadrant Global Macro ‡ €	1,643,184	10,073
Transamerica Science & Technology VP Ж	1,344,191	5,726
U.S. Stocks - 67.3%
Transamerica American Century Large Company Value VP Ж	8,360,084	67,800
Transamerica BlackRock Large Cap Value VP Ж	10,808,554	142,782
Transamerica Equity VP Ж	4,158,575	84,211
Transamerica Growth Opportunities VP Ж	1,799,711	20,481
Transamerica Jennison Growth €	464,042	5,313
Transamerica Jennison Growth VP Ж	9,866,019	71,430
Transamerica JPMorgan Mid Cap Value VP Ж	2,498,592	30,183
Transamerica Marsico Growth VP Ж	7,896,682	77,545
Transamerica Munder Net50 VP ‡ Ж	1,121,271	10,103
Transamerica Oppenheimer Small- & Mid-Cap Value €	2,925,187	26,151
Transamerica T. Rowe Price Equity Income VP Ж	4,786	51
Transamerica T. Rowe Price Growth Stock VP Ж	1,685,692	34,607
Transamerica Third Avenue Value €	1,804,099	36,768
Transamerica UBS Large Cap Value €	6,633,631	62,223
Transamerica Van Kampen Mid-Cap Growth €	1,773,140	19,771
Transamerica Van Kampen Small Company Growth ‡ €	1,262,845	12,666
Total Investment Companies (cost $1,196,489) #		1,042,876
Other Assets and Liabilities - Net		(223)
Net Assets		$1,042,653

NOTES TO SCHEDULE OF INVESTMENTS:

Ж            The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€                 The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡                 Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $1,196,489. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,433 and $185,046, respectively. Net unrealized depreciation for tax purposes is $153,613.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,042,876	$—	$—	$1,042,876

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 21.9%
Transamerica AEGON High Yield Bond €	6,149,928	$54,919
Transamerica Convertible Securities VP Ж	4,270,215	36,297
Transamerica Flexible Income €	1,802,509	15,772
Transamerica JPMorgan Core Bond €	19,058,083	191,724
Transamerica JPMorgan International Bond €	13,339,387	144,466
Transamerica PIMCO Total Return VP Ж	33,686,094	388,737
Transamerica Short-Term Bond €	15,894,642	162,761
Transamerica Van Kampen Emerging Markets Debt €	6,578,132	69,794
Capital Preservation - 0.7%
Transamerica Money Market VP Ж	34,868,032	34,868
Global/International Stocks - 16.3%
Transamerica AllianceBernstein International Value €	8,361,138	66,805
Transamerica MFS International Equity €	11,775,369	100,444
Transamerica Neuberger Berman International €	15,512,654	124,567
Transamerica Oppenheimer Developing Markets €	11,887,167	135,751
Transamerica Schroders International Small Cap €	16,813,026	146,610
Transamerica Thornburg International Value €	15,290,139	157,029
Transamerica WMC Emerging Markets €	4,546,936	59,247
Inflation-Protected Securities - 3.3%
Transamerica PIMCO Real Return TIPS €	14,928,676	159,289
Tactical and Specialty - 9.3%
Transamerica BlackRock Global Allocation €	12,672,597	132,048
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	16,710,924	178,306
Transamerica Federated Market Opportunity VP Ж	2,945,523	35,022
Transamerica Loomis Sayles Bond €	7,302,259	76,163
Transamerica Science & Technology VP Ж	7,223,111	30,770
U.S. Stocks - 48.5%
Transamerica American Century Large Company Value VP Ж	25,636,116	207,909
Transamerica BlackRock Large Cap Value VP Ж	34,207,460	451,880
Transamerica Equity VP Ж	13,017,912	263,613
Transamerica Growth Opportunities VP Ж	7,736,768	88,044
Transamerica Jennison Growth €	1,482,605	16,976
Transamerica Jennison Growth VP Ж	32,780,111	237,328
Transamerica JPMorgan Mid Cap Value VP Ж	10,185,241	123,038
Transamerica Marsico Growth VP Ж	25,116,222	246,641
Transamerica Munder Net50 VP ‡ Ж	3,904,952	35,184
Transamerica Oppenheimer Small- & Mid-Cap Value €	10,245,059	91,591
Transamerica T. Rowe Price Equity Income VP Ж	49,314	526
Transamerica T. Rowe Price Growth Stock VP Ж	5,402,693	110,917
Transamerica Third Avenue Value €	6,076,251	123,834
Transamerica UBS Large Cap Value €	23,230,362	217,901
Transamerica Van Kampen Mid-Cap Growth €	8,585,750	95,731
Transamerica Van Kampen Small Company Growth ‡ €	4,616,538	46,304
Total Investment Companies (cost $5,241,583) #		4,858,806
Other Assets and Liabilities - Net		(1,097)
Net Assets		$4,857,709

NOTES TO SCHEDULE OF INVESTMENTS:

€                 The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж            The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡                 Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $5,241,583. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $199,780 and $582,557, respectively. Net unrealized depreciation for tax purposes is $382,777.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$4,858,806	$—	$—	$4,858,806

The notes are an integral part of this report.

1

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 38.1%
Transamerica AEGON High Yield Bond €	3,143,676	$28,073
Transamerica Convertible Securities VP Ж	2,659,785	22,608
Transamerica Flexible Income €	2,855,738	24,988
Transamerica JPMorgan Core Bond €	19,801,458	199,203
Transamerica JPMorgan International Bond €	15,713,683	170,179
Transamerica PIMCO Total Return VP Ж	37,238,075	429,726
Transamerica Short-Term Bond €	18,361,826	188,025
Transamerica Van Kampen Emerging Markets Debt €	8,288,405	87,940
Capital Preservation - 0.4%
Transamerica Money Market VP Ж	12,887,108	12,887
Global/International Stocks - 12.5%
Transamerica AllianceBernstein International Value €	3,902,720	31,183
Transamerica MFS International Equity €	6,992,864	59,649
Transamerica Neuberger Berman International €	5,420,976	43,530
Transamerica Oppenheimer Developing Markets €	5,250,786	59,964
Transamerica Schroders International Small Cap €	7,956,850	69,384
Transamerica Thornburg International Value €	7,851,034	80,630
Transamerica WMC Emerging Markets €	2,750,568	35,840
Inflation-Protected Securities - 6.1%
Transamerica PIMCO Real Return TIPS €	17,429,594	185,974
Tactical and Specialty - 8.7%
Transamerica BlackRock Global Allocation €	4,971,558	51,804
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	7,660,475	81,737
Transamerica Federated Market Opportunity VP Ж	3,101,378	36,875
Transamerica Loomis Sayles Bond €	7,663,659	79,932
Transamerica Science & Technology VP Ж	3,453,882	14,714
U.S. Stocks - 34.2%
Transamerica American Century Large Company Value VP Ж	11,709,209	94,962
Transamerica BlackRock Large Cap Value VP Ж	16,306,647	215,412
Transamerica Equity VP Ж	5,869,233	118,852
Transamerica Growth Opportunities VP Ж	3,088,974	35,153
Transamerica Jennison Growth €	117,667	1,347
Transamerica Jennison Growth VP Ж	15,370,347	111,281
Transamerica JPMorgan Mid Cap Value VP Ж	3,809,546	46,019
Transamerica Marsico Growth VP Ж	9,952,922	97,738
Transamerica Munder Net50 VP ‡ Ж	1,450,148	13,066
Transamerica Oppenheimer Small- & Mid-Cap Value €	4,327,890	38,691
Transamerica T. Rowe Price Equity Income VP Ж	48,424	516
Transamerica T. Rowe Price Growth Stock VP Ж	1,857,274	38,130
Transamerica Third Avenue Value €	3,015,754	61,461
Transamerica UBS Large Cap Value €	10,890,925	102,157
Transamerica Van Kampen Mid-Cap Growth €	3,142,365	35,037
Transamerica Van Kampen Small Company Growth ‡ €	2,540,317	25,479
Total Investment Companies (cost $3,079,734) #		3,030,146
Other Assets and Liabilities - Net		(463)
Net Assets		$3,029,683

NOTES TO SCHEDULE OF INVESTMENTS:

€                 The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж            The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

‡                 Non-income producing security.

#                 Aggregate cost for federal income tax purposes is $3,079,734. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $145,483 and $195,071, respectively. Net unrealized depreciation for tax purposes is $49,588.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,030,146	$—	$—	$3,030,146

The notes are an integral part of this report.

1

Transamerica Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bond
4.50%, 08/15/2039	$65	$63
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	145	137
2.50%, 01/15/2029	288	304
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/2019	533	549
U.S. Treasury Note
3.38%, 11/15/2019	420	405
3.63%, 02/15/2020	185	182
Total U.S. Government Obligations (cost $1,624)		1,640

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Fannie Mae
5.00%, 04/25/2034- 02/01/2036	1,107	1,156
5.50%, 04/01/2037- 11/01/2038	1,274	1,344
Freddie Mac
2.79%, 03/01/2035 *	183	188
5.00%, 02/01/2024- 07/01/2035	1,980	2,080
5.50%, 07/01/2037	384	406
6.00%, 12/01/2037	679	738
Freddie Mac, IO
5.00%, 08/01/2035	1,542	337
Total U.S. Government Agency Obligations (cost $6,025)		6,249

MORTGAGE-BACKED SECURITIES - 4.5%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037- 144A	485	512
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.91%, 08/26/2035- 144A *	207	203
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037- 144A *	280	282
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037- 144A *	116	113
Series 2009-RR6, Class 2A1
5.35%, 08/26/2035- 144A *	140	139
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036- 144A *	329	327
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036- 144A	383	403
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.49%, 12/26/2037- 144A *	141	139
Series 2009-R7, Class 10A3
6.00%, 12/26/2036- 144A	113	113
Series 2009-R7, Class 12A1
5.39%, 08/26/2036- 144A *	142	139
Series 2009-R7, Class 1A1
5.60%, 02/26/2036- 144A *	228	222
Series 2009-R7, Class 4A1
3.71%, 09/26/2034- 144A *	215	204
Series 2009-R9, Class 1A1
5.85%, 08/26/2046- 144A *	140	134
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.77%, 01/27/2047- 144A *	153	150
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036- 144A	380	399
Series 2006-1A, Class C
5.56%, 11/15/2036- 144A	330	341
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	333	336
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	215	217
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	201	203
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047- 144A *	242	234
Total Mortgage-Backed Securities (cost $4,599)		4,810

ASSET-BACKED SECURITIES - 1.1%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	390	395
Continental Airlines Pass-Through Trust
Series 1997-1, Class 1A
7.46%, 10/01/2016	340	335
Continental Airlines, Inc.
Series 2009-1, Class
9.00%, 07/08/2016	88	95
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	390	395
Total Asset-Backed Securities (cost $1,212)		1,220

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
State of California
7.95%, 03/01/2036	285	292
Total Municipal Government Obligation (cost $285)

PREFERRED CORPORATE DEBT SECURITIES - 1.8%
Commercial Banks - 1.3%
PNC Financial Services Group, Inc.
8.25%, 05/29/2049 * Ž	270	280
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž Λ	300	385
UBS Preferred Funding Trust I
8.62%, 10/29/2049 * Ž	370	366
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž	355	367
Diversified Financial Services - 0.5%
JPMorgan Chase Capital XXVII
7.00%, 11/01/2039	200	204
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *	360	344
Total Preferred Corporate Debt Securities (cost $1,786)		1,946

CORPORATE DEBT SECURITIES - 20.2%
Building Products - 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	165	165

The notes are an integral part of this report.

1

	Principal	Value
Capital Markets - 0.7%
Raymond James Financial, Inc.
8.60%, 08/15/2019	$325	$371
State Street Capital Trust IV
1.26%, 06/15/2037 *	499	375
Chemicals - 0.5%
Dow Chemical Co.
8.55%, 05/15/2019 Λ	295	357
Nalco Co.
8.25%, 05/15/2017 - 144A	135	143
Commercial Banks - 3.0%
Barclays Bank PLC
8.55%, 09/29/2049 - 144A * Ž	330	332
10.18%, 06/12/2021 - 144A	290	378
City National Bank
6.75%, 09/01/2011	135	140
Fifth Third Bancorp
0.69%, 12/20/2016 *	360	307
First Tennessee Bank NA
4.63%, 05/15/2013	390	379
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	245	213
Regions Bank
7.50%, 05/15/2018	200	198
Royal Bank of Scotland PLC
4.88%, 03/16/2015	410	411
Silicon Valley Bank
6.05%, 06/01/2017	310	290
SunTrust Banks, Inc.
6.00%, 09/11/2017	390	396
Zions Bancorporation
7.75%, 09/23/2014	215	217
Commercial Services & Supplies - 0.3%
Aramark Corp.
8.50%, 02/01/2015 Λ	110	112
Hertz Corp.
8.88%, 01/01/2014	200	206
Containers & Packaging - 0.4%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	160	171
Rexam PLC
6.75%, 06/01/2013 - 144A	255	280
Diversified Financial Services - 4.2%
Bank of America Corp.
0.54%, 06/15/2016 *	495	442
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	210	217
Citigroup, Inc.
6.13%, 05/15/2018	330	337
City National Capital Trust I
9.63%, 02/01/2040	350	389
Crown Castle Towers LLC
6.11%, 01/15/2040 - 144A	385	403
Ford Motor Credit Co., LLC
3.05%, 01/13/2012 * Λ	185	180
General Electric Capital Corp.
6.00%, 08/07/2019 Λ	205	217
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	147	151
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	355	356
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 - 144A	305	318
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A	303	318
International Lease Finance Corp.
5.45%, 03/24/2011	220	220
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	375	366
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	158	160
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	216	224
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	195	205
Electric Utilities - 0.3%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	265	308
Energy Equipment & Services - 0.1%
Enterprise Products Operating LLC
7.00%, 06/01/2067 *	115	106
Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017 Λ	140	146
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	125	126
Food Products - 0.9%
Cargill, Inc.
5.00%, 11/15/2013 - 144A	290	312
Lorillard Tobacco Co.
8.13%, 06/23/2019	330	363
M-Foods Holdings, Inc.
9.75%, 10/01/2013 - 144A	185	191
Michael Foods, Inc.
8.00%, 11/15/2013	100	103
Gas Utilities - 0.2%
EQT Corp.
8.13%, 06/01/2019	209	248
Hotels, Restaurants & Leisure - 1.1%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	320	327
International Game Technology
7.50%, 06/15/2019	290	328
Marriott International, Inc.
5.63%, 02/15/2013	310	330
MGM Mirage, Inc.
8.38%, 02/01/2011 Λ	205	204
Insurance - 1.5%
American Financial Group, Inc.
9.88%, 06/15/2019	150	177
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	390	406
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	320	277
Reinsurance Group of America, Inc.
6.45%, 11/15/2019	330	345
Travelers Cos., Inc.
6.25%, 03/15/2037 *	360	354

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Machinery - 0.2%
Kennametal, Inc.
7.20%, 06/15/2012	$255	$269
Metals & Mining - 1.0%
ArcelorMittal
5.38%, 06/01/2013	305	325
Cliffs Natural Resources, Inc.
5.90%, 03/15/2020	365	373
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	240	308
Xstrata Canada Corp.
7.35%, 06/05/2012	141	155
Multiline Retail - 0.2%
Limited, Inc.
5.25%, 11/01/2014	220	220
Multi-Utilities - 0.4%
Black Hills Corp.
9.00%, 05/15/2014	146	169
Sempra Energy
9.80%, 02/15/2019	225	293
Oil, Gas & Consumable Fuels - 1.6%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	185	194
Opti Canada, Inc.
8.25%, 12/15/2014	340	320
Petrohawk Energy Corp.
9.13%, 07/15/2013	200	209
Petroleos Mexicanos
6.00%, 03/05/2020 - 144A Λ	390	399
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	161	183
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	349	390
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	200	209
Real Estate Investment Trusts - 2.3%
Dexus Property Group
7.13%, 10/15/2014 - 144A	220	237
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	360	352
Duke Realty, LP
6.75%, 03/15/2020	100	102
7.38%, 02/15/2015	270	292
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	265	272
8.13%, 05/01/2011	292	307
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	355	362
Tanger Properties, LP
6.15%, 11/15/2015	180	187
WEA Finance LLC
6.75%, 09/02/2019 - 144A	325	347
Real Estate Management & Development - 0.3%
Post Apartment Homes, LP
5.45%, 06/01/2012	100	104
6.30%, 06/01/2013	223	234
Transportation Infrastructure - 0.3%
ERAC USA Finance LLC
8.00%, 01/15/2011 - 144A	300	315
Total Corporate Debt Securities (cost $20,359)		21,722

LOAN ASSIGNMENT - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A	240	269
Total Loan Assignment (cost $240)

	Shares
COMMON STOCKS - 60.3%
Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.	20,000	1,117
Expeditors International of Washington, Inc.	25,000	923
Auto Components - 3.7%
BorgWarner, Inc. ‡ Λ	60,450	2,307
Johnson Controls, Inc. Λ	50,000	1,650
Capital Markets - 3.8%
Charles Schwab Corp.	95,000	1,775
Credit Suisse Group AG ADR	10,000	514
T. Rowe Price Group, Inc. Λ	32,000	1,758
Chemicals - 2.1%
Praxair, Inc.	11,000	913
Sigma-Aldrich Corp. Λ	25,500	1,368
Commercial Banks - 1.9%
BB&T Corp.	33,000	1,069
Marshall & Ilsley Corp.	125,000	1,006
Communications Equipment - 1.2%
QUALCOMM, Inc.	29,500	1,239
Computers & Peripherals - 5.8%
Apple, Inc. ‡	16,000	3,760
International Business Machines Corp.	19,300	2,475
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. ‡ Λ	40,350	1,823
Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	60,000	2,685
Electrical Equipment - 1.7%
Emerson Electric Co. Λ	35,250	1,774
Energy Equipment & Services - 2.5%
Core Laboratories NV Λ	12,500	1,635
Schlumberger, Ltd. Λ	15,000	952
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	22,000	1,223
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson and Co.	16,000	1,260
Covidien PLC	20,000	1,006
Varian Medical Systems, Inc. ‡	10,000	553
Insurance - 1.9%
Berkshire Hathaway, Inc. - Class A ‡	16	1,949
Berkshire Hathaway, Inc. - Class B ‡	835	68
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. ‡ Λ	30,000	4,072
Internet Software & Services - 3.2%
Google, Inc. - Class A ‡	6,000	3,402
IT Services - 2.3%
Automatic Data Processing, Inc. Λ	55,000	2,446
Machinery - 5.7%
Caterpillar, Inc. Λ	30,000	1,886
Kennametal, Inc. Λ	74,700	2,101
PACCAR, Inc. Λ	50,000	2,167

The notes are an integral part of this report.

3

	Shares	Value
Metals & Mining - 0.5%
Vale SA - Class B ADR	17,000	$547
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	7,500	546
EOG Resources, Inc. Λ	15,500	1,441
Paper & Forest Products - 2.1%
Weyerhaeuser Co.	50,000	2,264
Professional Services - 0.5%
Robert Half International, Inc. Λ	18,700	569
Software - 3.9%
Microsoft Corp.	70,000	2,049
Oracle Corp.	85,500	2,196
Trading Companies & Distributors - 2.1%
WW Grainger, Inc.	21,100	2,281
Total Common Stocks (cost $50,439)		64,769

SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	13,385,003	13,385
Total Securities Lending Collateral (cost $13,385)

	Principal
REPURCHASE AGREEMENT - 4.0%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $4,349 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,437.	$4,349	4,349
Total Repurchase Agreement (cost $4,349)

Total Investment Securities (cost $104,304) #		120,651
Other Assets and Liabilities - Net		(13,168)

Net Assets		$107,483

NOTES TO SCHEDULE OF INVESTMENTS:

*                 Floating or variable rate note. Rate is listed as of 03/31/2010.

Λ               All or a portion of this security is on loan. The value of all securities on loan is $13,092.

Ž                The security has a perpetual maturity. The date shown is the next call date.

‡                 Non-income producing security.

▲           Rate shown reflects the yield at 03/31/2010.

#                 Aggregate cost for federal income tax purposes is $104,304. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,643 and $296, respectively. Net unrealized appreciation for tax purposes is $16,347.

DEFINITIONS:

144A                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $12,730, or 11.84%, of the fund’s net assets.

ADR                                American Depositary Receipt

CMBS                      Commercial Mortgage-Backed Security

IO                                            Interest Only

REMIC                 Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$8,030	$—	$—	$8,030
Equities - Consumer Staples	1,223	—	—	1,223
Equities - Energy	4,574	—	—	4,574
Equities - Financials	10,824	—	—	10,824
Equities - Health Care	2,819	—	—	2,819
Equities - Industrials	14,641	—	—	14,641
Equities - Information Technology	16,327	—	—	16,327
Equities - Materials	5,092	—	—	5,092
Equities - Telecommunication Services	1,239	—	—	1,239
Fixed Income - Asset-Backed Security	—	1,220	—	1,220
Fixed Income - Consumer Discretionary	—	2,042	—	2,042
Fixed Income - Consumer Staples	—	1,241	—	1,241
Fixed Income - Energy	—	2,070	—	2,070
Fixed Income - Financials	—	14,811	—	14,811
Fixed Income - Industrials	—	605	—	605
Fixed Income - Materials	—	2,150	—	2,150
Fixed Income - Mortgage-Backed Security	—	4,810	—	4,810
Fixed Income - Municipal Government Obligation	—	292	—	292
Fixed Income - U.S. Government Agency Obligation	—	6,249	—	6,249
Fixed Income - U.S. Government Obligation	—	1,640	—	1,640
Fixed Income - Utilities	—	1,018	—	1,018
Cash & Cash Equivalent - Repurchase Agreement	—	4,349	—	4,349
Cash & Cash Equivalent - Securities Lending Collateral	13,385	—	—	13,385
Total	$78,154	$42,497	$—	$120,651

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending March 31, 2010:

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 3/31/2010
Fixed Income - Mortgage-Backed Security	$980	$(49)	$—	$4	$21	$(956)	$—

The notes are an integral part of this report.

5

Transamerica BlackRock Global Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 100.0%
Capital Markets - 100.0%
BlackRock Global Allocation V.I.	16,717,080	$253,431
Total Investment Company (cost $244,176) #		253,431
Other Assets and Liabilities - Net		(68)
Net Assets		$253,363

NOTES TO SCHEDULE OF INVESTMENTS:

#                 Aggregate cost for federal income tax purposes is $244,176. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $9,255. Net unrealized appreciation for tax purposes is $9,255.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Company	$253,431	$—	$—	$253,431

The notes are an integral part of this report.

1

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.1%
General Dynamics Corp.	160,000	$12,352
L-3 Communications Holdings, Inc.	97,000	8,888
Northrop Grumman Corp.	255,000	16,720
Raytheon Co.	240,000	13,709
United Technologies Corp.	190,000	13,986
Biotechnology - 0.5%
Amgen, Inc. ‡	115,000	6,872
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	180,000	30,713
Chemicals - 4.9%
Cabot Corp.	147,000	4,469
CF Industries Holdings, Inc.	20,000	1,824
Cytec Industries, Inc.	61,000	2,851
E.I. du Pont de Nemours & Co.	470,000	17,503
Eastman Chemical Co. Λ	59,500	3,789
Huntsman Corp.	1,010,000	12,171
Lubrizol Corp.	127,500	11,694
PPG Industries, Inc.	63,000	4,120
RPM International, Inc.	252,700	5,393
Commercial Banks - 0.4%
Wells Fargo & Co.	160,000	4,979
Commercial Services & Supplies - 1.2%
Cintas Corp.	120,000	3,371
Pitney Bowes, Inc. Λ	360,000	8,802
RR Donnelley & Sons Co.	162,400	3,467
Computers & Peripherals - 0.3%
Lexmark International, Inc. - Class A ‡	18,000	649
Seagate Technology ‡	150,000	2,739
Construction & Engineering - 0.3%
KBR, Inc.	169,900	3,765
Consumer Finance - 0.5%
Capital One Financial Corp. Λ	140,000	5,797
Containers & Packaging - 2.2%
Bemis Co., Inc.	60,000	1,723
Crown Holdings, Inc. ‡	180,000	4,853
Owens-Illinois, Inc. ‡	240,000	8,530
Sealed Air Corp.	139,000	2,930
Temple-Inland, Inc.	506,000	10,337
Diversified Financial Services - 2.0%
Bank of America Corp.	770,000	13,745
JPMorgan Chase & Co.	260,000	11,635
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,760,000	45,478
Verizon Communications, Inc.	1,000,000	31,020
Electric Utilities - 1.3%
Edison International	406,600	13,894
NV Energy, Inc.	210,000	2,589
Electrical Equipment - 0.7%
Hubbell, Inc. - Class B	101,300	5,108
Thomas & Betts Corp. ‡	88,800	3,485
Energy Equipment & Services - 6.2%
Atwood Oceanics, Inc. ‡	83,000	2,874
Helix Energy Solutions Group, Inc. ‡ Λ	741,100	9,657
Helmerich & Payne, Inc. Λ	280,000	10,662
Nabors Industries, Ltd. ‡ Λ	324,800	6,376
National Oilwell Varco, Inc.	380,000	15,420
Oil States International, Inc. ‡ Λ	91,600	4,153
Pride International, Inc. ‡	105,700	3,183
Rowan Cos., Inc. ‡	128,400	3,738
SEACOR Holdings, Inc. ‡	40,500	3,267
Superior Energy Services, Inc. ‡	244,400	5,137
Tidewater, Inc.	181,700	8,589
Unit Corp. ‡	134,000	5,666
Food & Staples Retailing - 0.9%
Safeway, Inc.	480,000	11,933
Food Products - 3.0%
Del Monte Foods Co. Λ	299,800	4,377
General Mills, Inc.	220,000	15,573
Hershey Co. Λ	160,000	6,850
Sara Lee Corp.	607,000	8,455
Tyson Foods, Inc. - Class A	180,000	3,447
Gas Utilities - 0.2%
UGI Corp.	82,000	2,176
Health Care Equipment & Supplies - 0.3%
Kinetic Concepts, Inc. ‡ Λ	93,500	4,470
Health Care Providers & Services - 9.6%
Aetna, Inc.	470,000	16,502
AmerisourceBergen Corp. - Class A Λ	440,000	12,725
Cardinal Health, Inc.	273,100	9,840
Community Health Systems, Inc. ‡ Λ	99,900	3,689
Lincare Holdings, Inc. ‡	96,500	4,331
McKesson Corp.	228,200	14,997
Medco Health Solutions, Inc. ‡	134,000	8,651
Quest Diagnostics, Inc. Λ	26,000	1,516
UnitedHealth Group, Inc. ‡	660,000	21,562
Universal Health Services, Inc. - Class B	270,000	9,474
WellPoint, Inc. ‡	300,000	19,314
Household Durables - 0.7%
Garmin, Ltd. ‡ Λ	112,500	4,329
Leggett & Platt, Inc.	214,000	4,631
Household Products - 1.0%
Kimberly-Clark Corp.	210,000	13,205
Independent Power Producers & Energy Traders - 1.1%
AES Corp. ‡	244,600	2,691
Mirant Corp. ‡	226,500	2,460
NRG Energy, Inc. ‡ Λ	448,500	9,373
Industrial Conglomerates - 3.2%
Carlisle Cos., Inc.	101,000	3,848
General Electric Co.	2,080,000	37,856
Insurance - 10.5%
Allied World Assurance Co. Holdings, Ltd.	69,900	3,135
American Financial Group, Inc.	134,400	3,824
Arch Capital Group, Ltd. ‡ Λ	100,000	7,625
Assurant, Inc.	181,200	6,230
Axis Capital Holdings, Ltd. Λ	110,000	3,439
Chubb Corp. Λ	320,000	16,592
Endurance Specialty Holdings, Ltd. Λ	90,700	3,370
Everest RE Group, Ltd.	139,900	11,322
HCC Insurance Holdings, Inc.	388,400	10,720
Lincoln National Corp.	50,000	1,535
Loews Corp.	160,800	5,995
PartnerRe, Ltd.	96,500	7,693

The notes are an integral part of this report.

1

	Shares	Value
Insurance (continued)
Reinsurance Group of America, Inc. - Class A	70,000	$3,676
RenaissanceRe Holdings, Ltd.	105,400	5,983
StanCorp Financial Group, Inc.	80,000	3,810
Transatlantic Holdings, Inc.	40,000	2,112
Travelers Cos., Inc.	350,000	18,878
Unum Group Λ	425,000	10,527
XL Capital, Ltd. - Class A Λ	544,000	10,282
Internet Software & Services - 0.3%
IAC/InterActiveCorp ‡ Λ	168,900	3,841
IT Services - 0.5%
Broadridge Financial Solutions, Inc. Λ	150,000	3,207
Computer Sciences Corp. ‡	69,100	3,765
Machinery - 3.5%
Bucyrus International, Inc. - Class A Λ	150,000	9,899
Eaton Corp.	90,000	6,819
Harsco Corp.	99,700	3,184
ITT Corp.	246,000	13,187
Oshkosh Corp. ‡	137,000	5,527
Timken Co.	63,000	1,891
Trinity Industries, Inc. Λ	210,000	4,192
Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc. Λ	200,000	16,708
Reliance Steel & Aluminum Co.	210,000	10,338
Multiline Retail - 4.4%
Big Lots, Inc. ‡ Λ	169,000	6,155
Dollar Tree, Inc. ‡ Λ	31,000	1,836
JC Penney Co., Inc.	176,000	5,662
Kohl’s Corp. ‡	230,000	12,599
Macy’s, Inc.	710,000	15,456
Sears Holdings Corp. ‡ Λ	130,000	14,096
Multi-Utilities - 0.7%
CMS Energy Corp. Λ	240,500	3,718
Integrys Energy Group, Inc. Λ	30,000	1,421
NiSource, Inc.	256,400	4,052
Oil, Gas & Consumable Fuels - 14.2%
Chevron Corp.	620,000	47,015
ConocoPhillips	590,000	30,190
El Paso Corp.	631,000	6,840
Exxon Mobil Corp.	430,000	28,801
Marathon Oil Corp.	506,500	16,026
Overseas Shipholding Group, Inc. Λ	176,700	6,932
Southern Union Co.	167,900	4,260
Teekay Corp.	148,500	3,377
Tesoro Corp.	264,000	3,670
Williams Cos., Inc.	710,000	16,401
XTO Energy, Inc.	390,000	18,400
Paper & Forest Products - 2.1%
International Paper Co.	586,500	14,433
MeadWestvaco Corp.	470,000	12,009
Pharmaceuticals - 2.9%
Johnson & Johnson	330,000	21,516
Mylan, Inc. ‡ Λ	250,000	5,678
Pfizer, Inc. Λ	360,000	6,174
Watson Pharmaceuticals, Inc. ‡	96,100	4,014
Software - 1.8%
BMC Software, Inc. ‡	184,000	6,992
CA, Inc.	385,100	9,039
Compuware Corp. ‡ Λ	863,000	7,249
Specialty Retail - 1.9%
Gap, Inc.	600,000	13,866
Limited Brands, Inc.	327,000	8,051
RadioShack Corp. Λ	130,000	2,942
Tobacco - 0.6%
Lorillard, Inc.	41,900	3,153
Reynolds American, Inc.	76,400	4,124
Trading Companies & Distributors - 0.3%
WESCO International, Inc. ‡ Λ	115,000	3,992
Total Common Stocks (cost $1,162,679)		1,282,392

SHORT-TERM INVESTMENT COMPANY - 0.2%
Capital Markets 0.2%
BlackRock Provident TempFund 24	2,191,320	2,191
Total Short-Term Investment Company (cost $2,191)

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	23,705,342	23,705
Total Securities Lending Collateral (cost $23,705)

Total Investment Securities (cost $1,188,575) #		1,308,288
Other Assets and Liabilities - Net		(22,625)

Net Assets		$1,285,663

NOTES TO SCHEDULE OF INVESTMENTS:

‡                Non-income producing security.

Λ        All or a portion of this security is on loan. The value of all securities on loan is $23,181.

▲          Rate shown reflects the yield at 03/31/2010.

#                Aggregate cost for federal income tax purposes is $1,188,575. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $148,105 and $28,392, respectively. Net unrealized appreciation for tax purposes is $119,713.

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$89,624	$—	$—	$89,624
Equities - Consumer Staples	71,117	—	—	71,117
Equities - Energy	260,633	—	—	260,633
Equities - Financials	203,617	—	—	203,617
Equities - Health Care	171,325	—	—	171,325
Equities - Industrials	184,048	—	—	184,048
Equities - Information Technology	37,481	—	—	37,481
Equities - Materials	145,675	—	—	145,675
Equities - Telecommunication Services	76,498	—	—	76,498
Equities - Utilities	42,374	—	—	42,374
Investment Company	2,191	—	—	2,191
Cash & Cash Equivalent - Securities Lending Collateral	23,705	—	—	23,705
Total	$1,308,288	$—	$—	$1,308,288

The notes are an integral part of this report.

3

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Bonds - 31.6%
Transamerica JPMorgan Core Bond VP Ж	603,108	$7,659
Transamerica PIMCO Total Return VP Ж	1,215,692	14,030
Global/International Stocks - 7.0%
Transamerica MFS International Equity VP Ж	741,275	4,796
Inflation-Protected Securities - 2.2%
Transamerica PIMCO Real Return TIPS €	142,135	1,517
Tactical and Specialty - 19.4%
Transamerica BlackRock Global Allocation €	526,034	5,481
Transamerica Loomis Sayles Bond €	752,705	7,851
U.S. Stocks - 39.9%
Transamerica BlackRock Large Cap Value VP Ж	432,120	5,708
Transamerica Jennison Growth VP Ж	593,242	4,295
Transamerica JPMorgan Mid Cap Value VP Ж	411,871	4,975
Transamerica T. Rowe Price Equity Income VP Ж	273,770	2,918
Transamerica T. Rowe Price Growth Stock VP Ж	212,129	4,355
Transamerica Van Kampen Mid-Cap Growth VP Ж ‡	214,216	5,002
Total Investment Companies (cost $65,587) #		68,587
Other Assets and Liabilities - Net		(37)
Net Assets		$68,550

NOTES TO SCHEDULE OF INVESTMENTS:

Ж           The fund invests its assets in the Initial Class Shares of the affiliated fund of Transamerica Series Trust.

€                The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡                Non-income producing security.

#                Aggregate cost for federal income tax purposes is $65,587. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,002 and $2, respectively. Net unrealized appreciation for tax purposes is $3,000.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$68,587	$—	$—	$68,587

The notes are an integral part of this report.

1

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 11.1%
CFS Retail Property Trust REIT Λ	1,143,800	$1,968
Dexus Property Group REIT	8,448,260	6,280
Goodman Group REIT	14,573,414	8,759
GPT Group REIT	8,522,566	4,497
ING Office Fund	8,167,800	4,385
Lend Lease Corp., Ltd.	633,528	5,035
Mirvac Group REIT	2,571,644	3,481
Stockland REIT	1,976,820	7,238
Westfield Group REIT	1,460,788	16,165
Bermuda - 2.6%
Great Eagle Holdings, Ltd.	423,000	1,182
Hongkong Land Holdings, Ltd. Λ	1,150,100	5,831
Kerry Properties, Ltd.	1,219,185	6,540
Brazil - 0.2%
BR Malls Participacoes SA ‡	108,100	1,277
Canada - 2.2%
Brookfield Properties Corp.	210,543	3,234
Calloway REIT	94,000	1,963
Canadian REIT	34,500	939
Primaris Retail REIT	76,900	1,272
RioCan REIT	220,700	4,016
Cayman Islands - 0.5%
Shiamo Property Holdings, Ltd.	1,415,500	2,603
France - 4.9%
Klepierre REIT Λ	190,048	7,464
Mercialys SA REIT	98,836	3,551
SILIC REIT Λ	14,066	1,776
Unibail-Rodamco REIT	61,568	12,474
Hong Kong - 14.3%
Cheung Kong Holdings, Ltd.	1,222,243	15,742
Hang Lung Group, Ltd.	642,652	3,402
Hang Lung Properties, Ltd.	1,234,800	4,970
Henderson Land Development Co., Ltd.	740,600	5,232
Hysan Development Co., Ltd. ‡	304,400	878
Link REIT	1,633,800	4,011
Sun Hung Kai Properties, Ltd.	2,261,255	33,988
Wharf Holdings, Ltd.	1,099,425	6,230
Italy - 0.1%
BENI Stabili SpA	312,365	302
Japan - 13.7%
Daito Trust Construction Co., Ltd.	54,800	2,644
Daiwa House Industry Co., Ltd. Λ	432,000	4,875
Frontier Real Estate Investment Corp. REIT Λ	315	2,446
Japan Logistics Fund, Inc. REIT	231	1,851
Japan Real Estate Investment Corp. REIT Λ	409	3,486
Japan Retail Fund Investment Corp. REIT Λ	1,308	1,539
Kenedix Realty Investment Corp. REIT	528	1,418
Mitsubishi Estate Co., Ltd. Λ	1,083,390	17,730
Mitsui Fudosan Co., Ltd. Λ	1,042,410	17,695
Nippon Accommodations Fund, Inc. REIT	172	885
ORIX, Inc. - Class A REIT	505	2,288
Sumitomo Realty & Development Co., Ltd. Λ	598,900	11,396
Tokyo Tatemono Co., Ltd.	283,900	1,020
United Urban Investment Corp. - Class A REIT	319	1,836
Jersey, Channel Islands - 0.7%
Atrium European Real Estate, Ltd. §	552,389	3,530
Netherlands - 0.8%
Corio NV REIT	60,665	4,051
Norway - 0.9%
Norwegian Property ASA ‡ Λ	2,317,400	4,835
Singapore - 3.5%
Ascendas REIT	3,402,499	4,670
Capitacommercial Trust REIT ‡ Λ	1,905,000	1,471
Capitaland, Ltd. Λ	2,362,700	6,705
CapitaMall Trust REIT ‡	1,221,369	1,545
City Developments, Ltd. Λ	202,000	1,531
Frasers Centrepoint Trust REIT Λ	1,017,000	974
Suntec REIT Λ	1,148,500	1,100
Sweden - 1.1%
Castellum AB Λ	261,753	2,637
Hufvudstaden AB - Class A Λ	336,040	2,874
Switzerland - 0.7%
Swiss Prime Site AG ‡	59,713	3,735
United Kingdom - 5.5%
British Land Co. PLC REIT	890,278	6,499
Derwent London PLC REIT	117,310	2,432
Grainger PLC	754,417	1,545
Great Portland Estates PLC REIT	225,700	1,077
Hammerson PLC REIT	411,027	2,454
Helical Bar PLC	263,071	1,349
Land Securities Group PLC REIT	999,989	10,288
Safestore Holdings PLC	684,905	1,497
Segro PLC REIT	342,794	1,663
United States - 35.6%
Acadia Realty Trust REIT	77,989	1,393
Alexandria Real Estate Equities, Inc. REIT Λ	57,200	3,867
AMB Property Corp. REIT Λ	189,100	5,151
Apartment Investment & Management Co. - Class A REIT	176,100	3,242
AvalonBay Communities, Inc. REIT Λ	90,149	7,784
Boston Properties, Inc. REIT Λ	44,800	3,380
BRE Properties, Inc. REIT Λ	92,500	3,307
Camden Property Trust REIT Λ	90,300	3,759
Developers Diversified Realty Corp. REIT Λ	246,000	2,994
Digital Realty Trust, Inc. REIT Λ	64,600	3,501
Duke Realty Corp. REIT	292,300	3,625
Equity Residential REIT	262,000	10,257
Extra Space Storage, Inc. REIT Λ	86,900	1,102
Federal Realty Investment Trust REIT	76,700	5,585
Highwoods Properties, Inc. REIT Λ	120,100	3,811
Host Hotels & Resorts, Inc. REIT Λ	822,805	12,054
Hyatt Hotels Corp. - Class A ‡ Λ	94,100	3,666
Liberty Property Trust REIT	219,525	7,451
Macerich Co. REIT Λ	319,592	12,244
Nationwide Health Properties, Inc. REIT	189,100	6,647
Pebblebrook Hotel Trust REIT ‡	32,300	679
ProLogis REIT Λ	707,600	9,340
Public Storage REIT	33,480	3,080
Regency Centers Corp. REIT Λ	129,600	4,856
Simon Property Group, Inc. REIT Λ	183,159	15,366
SL Green Realty Corp. REIT Λ	90,500	5,183
Starwood Hotels & Resorts Worldwide, Inc. Λ	83,400	3,890
Tanger Factory Outlet Centers REIT Λ	94,500	4,079
Taubman Centers, Inc. REIT Λ	104,271	4,162
UDR, Inc. REIT	325,884	5,749
Ventas, Inc. REIT	167,700	7,962
Vornado Realty Trust REIT	211,385	16,001
Total Common Stocks (cost $481,518)		$511,423

INVESTMENT COMPANY -0.1%
Luxembourg - 0.1%
ProLogis European Properties	82,033	578
Total Investment Company (cost $476)

WARRANT - 0.1%
Australia - 0.1%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	583
Total Warrant (cost $2,188)

The notes are an integral part of this report.

1

	Shares	Value

SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	62,768,403	$62,768
Total Securities Lending Collateral (cost $62,768)

	Principal
REPURCHASE AGREEMENT - 1.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $5,652 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $5,769.	$5,652	5,652
Total Repurchase Agreement (cost $5,652)
Total Investment Securities (cost $552,602) #		581,004
Other Assets and Liabilities - Net		(61,444)
Net Assets		$519,560

INVESTMENTS BY INDUSTRY :	Percentage of Total Investments	Value
Real Estate Investment Trusts	55.4%	$321,823
Real Estate Management & Development	31.5	183,205
Hotels, Restaurants & Leisure	1.3	7,556
Investment Securities, at Value	88.2	512,584
Short-Term Investments	11.8	68,420
Total Investments	100.0%	$581,004

NOTES TO SCHEDULE OF INVESTMENTS:

Λ         All or a portion of this security is on loan. The value of all securities on loan is $60,144.

‡                 Non-income producing security.

▲           Rate shown reflects yield at 03/31/2010.

§                 Illiquid. These securities aggregated $3,530, or 0.68%, of the fund’s net assets.

#                 Aggregate cost for federal income tax purposes is $552,602. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $57,316 and $28,914, respectively. Net unrealized appreciation for tax purposes is $28,402.

DEFINITION:

REIT          Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$7,556	$—	$—	$7,556
Equities - Financials	503,868	583	—	504,450
Investment Company - Financials	578	—	—	578
Cash & Cash Equivalent - Repurchase Agreement	—	5,652	—	5,652
Cash & Cash Equivalent - Securities Lending Collateral	62,768	—	—	62,768
Total	$574,770	$6,235	$—	$581,004

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Financials	$306,854	$57,712	$(52,480)	$—	$3,191	$(11,453)	$11,011	$(10,207)	$(304,045)	$583
Investment Company - Financials	$1,685	$138	$(1,459)	$—	$489	$—	$—	$(276)	$(577)	$—
Total	$308,539	$57,850	$(53,939)	$—	$3,680	$(11,453)	$11,011	$(10,483)	$(304,622)	$583

The notes are an integral part of this report.

2

Transamerica Convertible Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.4%
Capital Markets - 5.5%
Deutsche Bank AG
Zero Coupon, 04/26/2010 - 144A §	$5,480	$7,219
Diversified Financial Services - 0.9%
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A §	1,121	1,133
Total Corporate Debt Securities (cost $7,986)		8,352

	Shares
CONVERTIBLE PREFERRED STOCKS - 8.6%
Diversified Financial Services - 5.0%
Vale Capital, Ltd. 5.50%	114,100	6,498
Pharmaceuticals - 3.6%
Mylan, Inc. 6.50%	3,430	4,665
Total Convertible Preferred Stocks (cost $6,269)		11,163
PREFERRED STOCK - 3.4%

Hotels, Restaurants & Leisure - 3.4%
Las Vegas Sands Corp. 10.00%	12,000	4,413
Total Preferred Stock (cost $2,357)

	Principal
REVERSE CONVERTIBLE BOND - 4.6% ұ
Capital Markets - 4.6%
Goldman Sachs Group, Inc.
0.25%, 06/30/2010 - 144A §	$50,500	6,015
Total Reverse Convertible Bond (cost $6,356)

CONVERTIBLE BONDS - 75.8%
Auto Components - 1.8%
BorgWarner, Inc.
3.50%, 04/15/2012 Λ	1,830	2,393
Automobiles - 7.3%
Ford Motor Co.
4.25%, 11/15/2016	6,300	9,427
Biotechnology - 7.9%
Human Genome Sciences, Inc.
2.25%, 08/15/2012	3,895	7,006
Onyx Pharmaceuticals, Inc.
4.00%, 08/15/2016	3,055	3,311
Capital Markets - 6.4%
BlackRock, Inc.
2.63%, 02/15/2035	2,640	5,804
Jefferies Group, Inc.
3.88%, 11/01/2029	2,615	2,599
Construction & Engineering - 3.0%
MasTec, Inc.
4.00%, 06/15/2014	3,650	3,855
Energy Equipment & Services - 6.4%
Cameron International Corp.
2.50%, 06/15/2026	2,000	2,645
Covanta Holding Corp.
3.25%, 06/01/2014 - 144A	2,100	2,271
Transocean, Inc.
1.63%, 12/15/2037	3,355	3,342
Health Care Equipment & Supplies - 2.4%
NuVasive, Inc.
2.25%, 03/15/2013	2,650	3,170
Internet & Catalog Retail - 4.4%
priceline.com, Inc.
1.25%, 03/15/2015 - 144A Λ	5,475	5,728
Machinery - 2.1%
Navistar International Corp.
3.00%, 10/15/2014	2,460	2,743
Metals & Mining - 7.5%
Allegheny Technologies, Inc.
4.25%, 06/01/2014	2,025	2,964
Steel Dynamics, Inc.
5.13%, 06/15/2014	2,415	2,970
U.S. Steel Corp.
4.00%, 05/15/2014	1,850	3,888
Multiline Retail - 2.8%
Saks, Inc.
7.50%, 12/01/2013 - 144A	2,075	3,717
Oil, Gas & Consumable Fuels - 1.3%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	1,570	1,756
Pharmaceuticals - 2.1%
Allergan, Inc.
1.50%, 04/01/2026 Λ	2,410	2,753
Real Estate Investment Trusts - 3.1%
ProLogis
2.63%, 05/15/2038	4,300	4,058
Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.
3.25%, 08/01/2039 - 144A	3,500	4,196
Linear Technology Corp.
3.00%, 05/01/2027	3,350	3,258
Software - 11.6%
Rovi Corp.
2.63%, 08/15/2011	4,550	6,228
Salesforce.com, Inc.
0.75%, 01/15/2015 - 144A	6,600	6,880
Take-Two Interactive Software, Inc.
4.38%, 06/01/2014	1,810	2,100
Total Convertible Bonds (cost $83,393)		99,062

Shares
SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	7,506,000	7,506
Total Securities Lending Collateral (cost $7,506)

	Principal
REPURCHASE AGREEMENT - 0.8%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,007 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,031.	$1,007	1,007
Total Repurchase Agreement (cost $1,007)

Total Investment Securities (cost $114,874) #		137,518
Other Assets and Liabilities - Net		(6,966)

Net Assets		$130,552

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

§                 Illiquid. Investment securities aggregated to $14,367, or 11.00%, of the fund’s net assets.

ұ                 A bond that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

Λ               All or a portion of this security is on loan. The value of all securities on loan is $7,349.

▲           Rate shown reflects the yield at 03/31/2010.

#                 Aggregate cost for federal income tax purposes is $114,874. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,312 and $668, respectively. Net unrealized appreciation for tax purposes is $22,644.

DEFINITION:

144A                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $37,159, or 28.46%, of the fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$4,413	$—	$—	$4,413
Equities - Financials	6,498	—	—	6,498
Equities - Health Care	4,665	—	—	4,665
Fixed Income - Consumer Discretionary	—	21,264	—	21,264
Fixed Income - Energy	—	10,014	—	10,014
Fixed Income - Financials	—	26,829	—	26,829
Fixed Income - Health Care	—	16,240	—	16,240
Fixed Income - Industrials	—	6,598	—	6,598
Fixed Income - Information Technology	—	22,662	—	22,662
Fixed Income - Materials	—	9,822	—	9,822
Cash & Cash Equivalent - Repurchase Agreement	—	1,007	—	1,007
Cash & Cash Equivalent - Securities Lending Collateral	7,506	—	—	7,506
Total	$23,082	$114,436	$—	$137,518

The notes are an integral part of this report.

2

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
Capital Markets - 99.7%
DFA Emerging Markets Value Portfolio	7,705	$251
DFA International Small Capital Value Portfolio	129,725	2,056
DFA International Value Portfolio	136,024	2,364
DFA Large Capital International Portfolio	247,684	4,704
DFA U.S. Large Company Portfolio	301,381	10,397
DFA U.S. Targeted Value Portfolio	268,116	3,896
Vanguard Intermediate-Term Bond	40,933	3,286
Vanguard Long-Term Bond	12,265	944
Vanguard Short-Term Bond	63,246	5,060
Vanguard Total Bond Market ETF	39,652	3,140
Total Investment Companies (cost $32,333)		36,098

	Principal
REPURCHASE AGREEMENT - 1.0%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $355 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $365.	$355	355
Total Repurchase Agreement (cost $355)
Total Investment Securities (cost $32,688) #		36,453
Other Assets and Liabilities - Net		(269)
Net Assets		$36,184

NOTES TO SCHEDULE OF INVESTMENTS:

▲           Rate shown reflects the yield at 03/31/2010.

#                 Aggregate cost for federal income tax purposes is $32,688. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,771 and $6, respectively. Net unrealized appreciation for tax purposes is $3,765.

DEFINITION:

ETF           Exchange-Traded Fund

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$36,098	$—	$—	$36,098
Cash & Cash Equivalent - Repurchase Agreement	—	355	—	355
Total	$36,098	$355	$—	$36,453

The notes are an integral part of this report.

1

Transamerica Equity II VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Air Freight & Logistics - 2.5%
Expeditors International of Washington, Inc.	9,917	$366
Auto Components - 8.2%
BorgWarner, Inc. ‡	13,975	534
Johnson Controls, Inc.	20,500	676
Capital Markets - 7.4%
Charles Schwab Corp.	28,650	535
T. Rowe Price Group, Inc.	10,140	558
Chemicals - 5.3%
Ecolab, Inc.	9,285	408
Monsanto Co.	3,105	222
Praxair, Inc.	1,750	145
Commercial Banks - 7.3%
SunTrust Banks, Inc.	14,605	391
Wells Fargo & Co.	22,110	688
Communications Equipment - 5.8%
Cisco Systems, Inc. ‡	22,580	588
QUALCOMM, Inc.	6,175	259
Computers & Peripherals - 7.7%
Apple, Inc. ‡	4,170	979
International Business Machines Corp.	1,160	149
Construction & Engineering - 2.6%
Jacobs Engineering Group, Inc. ‡	8,515	385
Diversified Consumer Services - 2.0%
Strayer Education, Inc.	1,210	295
Electrical Equipment - 3.6%
Emerson Electric Co.	10,580	533
Energy Equipment & Services - 1.4%
Schlumberger, Ltd.	3,165	201
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	6,340	353
Health Care Equipment & Supplies - 2.2%
Intuitive Surgical, Inc. ‡	930	324
Hotels, Restaurants & Leisure - 2.3%
Yum! Brands, Inc.	9,030	346
Internet & Catalog Retail - 7.6%
Amazon.com, Inc. ‡	6,135	832
priceline.com, Inc. ‡	1,140	291
Internet Software & Services - 4.9%
Google, Inc. - Class A ‡	1,285	729
IT Services - 1.0%
Automatic Data Processing, Inc.	3,310	147
Machinery - 4.3%
Caterpillar, Inc.	5,970	374
PACCAR, Inc.	5,760	250
Media - 3.3%
Walt Disney Co.	13,955	487
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	4,985	363
EOG Resources, Inc.	5,060	470
Pharmaceuticals - 5.1%
Roche Holding AG ADR	6,440	261
Teva Pharmaceutical Industries, Ltd. ADR	7,775	490
Road & Rail - 3.6%
Union Pacific Corp.	7,300	535
Software - 3.3%
Microsoft Corp.	16,695	489
Total Common Stocks (cost $12,055)		14,653

	Principal
REPURCHASE AGREEMENT - 0.5%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $69 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $73.	$69	69
Total Repurchase Agreement (cost $69)

Total Investment Securities (cost $12,124) #		14,722
Other Assets and Liabilities - Net		10

Net Assets		$14,732

NOTES TO SCHEDULE OF INVESTMENTS:

‡                Non-income producing security.

▲          Rate shown reflects the yield at 03/31/2010.

#                Aggregate cost for federal income tax purposes is $12,124. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,845 and $247, respectively. Net unrealized appreciation for tax purposes is $2,598.

DEFINITION:

ADR          American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$3,461	$—	$—	$3,461
Equities - Consumer Staples	353	—	—	353
Equities - Energy	1,034	—	—	1,034
Equities - Financials	2,172	—	—	2,172
Equities - Health Care	1,075	—	—	1,075
Equities - Industrials	2,443	—	—	2,443
Equities - Information Technology	3,081	—	—	3,081
Equities - Materials	775	—	—	775
Equities - Telecommunication Services	259	—	—	259
Cash & Cash Equivalent - Repurchase Agreement	—	69	—	69
Total	$14,653	$69	$—	$14,722

The notes are an integral part of this report.

1

Transamerica Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	954,690	$35,247
Auto Components - 8.6%
BorgWarner, Inc. ‡	1,747,048	66,702
Johnson Controls, Inc.	2,690,000	88,743
Capital Markets - 6.9%
Charles Schwab Corp.	3,581,210	66,933
T. Rowe Price Group, Inc.	1,080,000	59,324
Chemicals - 6.0%
Ecolab, Inc.	1,130,000	49,664
Monsanto Co.	393,600	28,111
Praxair, Inc.	379,605	31,507
Commercial Banks - 7.3%
SunTrust Banks, Inc.	1,812,175	48,548
Wells Fargo & Co.	2,699,960	84,023
Communications Equipment - 6.0%
Cisco Systems, Inc. ‡	2,800,715	72,903
QUALCOMM, Inc.	877,481	36,845
Computers & Peripherals - 8.8%
Apple, Inc. ‡	469,520	110,304
International Business Machines Corp.	391,980	50,271
Construction & Engineering - 2.3%
Jacobs Engineering Group, Inc. ‡	914,150	41,310
Diversified Consumer Services - 2.0%
Strayer Education, Inc.	150,655	36,688
Electrical Equipment - 3.7%
Emerson Electric Co.	1,321,530	66,526
Energy Equipment & Services - 1.3%
Schlumberger, Ltd.	386,780	24,545
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.	789,055	43,871
Health Care Equipment & Supplies - 2.2%
Intuitive Surgical, Inc. ‡	117,640	40,954
Hotels, Restaurants & Leisure - 1.4%
Yum! Brands, Inc.	663,520	25,433
Internet & Catalog Retail - 8.6%
Amazon.com, Inc. ‡	862,425	117,057
priceline.com, Inc. ‡	150,035	38,259
Internet Software & Services - 5.3%
Google, Inc. - Class A ‡	170,000	96,392
IT Services - 1.0%
Automatic Data Processing, Inc.	413,205	18,375
Machinery - 4.0%
Caterpillar, Inc.	666,265	41,876
PACCAR, Inc.	719,135	31,167
Media - 2.6%
Walt Disney Co.	1,365,000	47,652
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	665,540	48,471
EOG Resources, Inc.	503,775	46,821
Pharmaceuticals - 5.4%
Roche Holding AG ADR	880,920	35,695
Teva Pharmaceutical Industries, Ltd. ADR	971,160	61,261
Road & Rail - 3.6%
Union Pacific Corp.	905,545	66,376
Software - 3.0%
Microsoft Corp.	1,871,640	54,783
Total Common Stocks (cost $1,480,265)		1,812,637

	Principal
REPURCHASE AGREEMENT - 0.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $8,149 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,314.	$8,149	8,149
Total Repurchase Agreement (cost $8,149)

Total Investment Securities (cost $1,488,414) #		1,820,786
Other Assets and Liabilities - Net		720

Net Assets		$1,821,506

NOTES TO SCHEDULE OF INVESTMENTS:

‡                Non-income producing security.

▲          Rate shown reflects the yield at 03/31/2010.

#                Aggregate cost for federal income tax purposes is $1,488,414. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $350,796 and $18,424, respectively. Net unrealized appreciation for tax purposes is $332,372.

DEFINITION:

ADR          American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$420,534	$—	$—	$420,534
Equities - Consumer Staples	43,871	—	—	43,871
Equities - Energy	119,837	—	—	119,837
Equities - Financials	258,828	—	—	258,828
Equities - Health Care	137,910	—	—	137,910
Equities - Industrials	282,502	—	—	282,502
Equities - Information Technology	403,028	—	—	403,028
Equities - Materials	109,282	—	—	109,282
Equities - Telecommunication Services	36,845	—	—	36,845
Cash & Cash Equivalent - Repurchase Agreement	—	8,149	—	8,149
Total	$1,812,637	$8,149	$—	$1,820,786

The notes are an integral part of this report.

1

Transamerica Federated Market Opportunity VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.2%
United States - 12.2%
U.S. Treasury Bond
3.50%, 02/15/2039		$7,500	$6,069
4.38%, 11/15/2039		9,900	9,362
4.50%, 08/15/2039		7,000	6,759
4.63%, 02/15/2040		12,000	11,828
Total U.S. Government Obligations (cost $35,603)			34,018

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
Argentina - 1.6%
Republic of Argentina
0.39%, 08/03/2012 *		5,500	1,854
8.28%, 12/31/2033		3,426	2,569
Brazil - 2.5%
Brazil Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	2,500	2,633
10.00%, 01/01/2012 - 01/01/2017	BRL	8,400	4,457
Hungary - 0.7%
Hungary Government Bond
8.00%, 02/12/2015	HUF	345,000	1,884
Mexico - 1.0%
United Mexican States
10.00%, 12/05/2024	MXN	30,000	2,858
Poland - 1.2%
Poland Government Bond
5.25%, 10/25/2017	PLN	9,200	3,218
Turkey - 1.1%
Republic of Turkey
11.00%, 08/06/2014	TRY	4,500	3,034
Venezuela - 0.4%
Republic of Venezuela
9.38%, 01/13/2034		$1,600	1,172
Total Foreign Government Obligations (cost $20,113)			23,679

		Shares
COMMON STOCKS - 41.6%
Canada - 4.5%
Agnico-Eagle Mines, Ltd.		45,000	2,505
Barrick Gold Corp.		70,000	2,684
Goldcorp, Inc.		70,000	2,605
Pan American Silver Corp. Λ		60,000	1,389
TELUS Corp. ‡		90,000	3,350
France - 1.9%
Sanofi-Aventis SA		28,000	2,087
Vivendi SA		120,000	3,212
Germany - 1.2%
RWE AG Λ		38,000	3,367
Italy - 1.4%
ENI SpA		170,000	3,988
Japan - 9.4%
FamilyMart Co., Ltd. Λ		50,000	1,591
Lawson, Inc. Λ		50,000	2,134
Mitsubishi UFJ Financial Group, Inc. Λ		575,000	3,014
Nintendo Co., Ltd.		6,500	2,176
NTT DoCoMo, Inc. Λ		3,000	4,569
Sankyo Co., Ltd. Λ		69,000	3,413
Secom Co., Ltd. Λ		65,000	2,844
Seven & I Holdings Co., Ltd.		115,000	2,779
Takeda Pharmaceutical Co., Ltd. Λ		80,000	3,521
Korea, Republic of - 1.1%
SK Telecom Co., Ltd.ADR		175,000	3,021
Switzerland - 1.3%
Noble Corp.‡		88,000	3,680
United Kingdom - 4.5%
AstraZeneca PLC		90,000	4,014
Ensco PLC ADR Λ		118,000	5,284
Royal Dutch Shell PLC - Class B		115,000	3,168
United States - 16.3%
Archer-Daniels-Midland Co.		55,000	1,590
AT&T, Inc.		120,000	3,101
Bemis Co., Inc.		75,000	2,154
BJ’s Wholesale Club, Inc. ‡ Λ		90,000	3,329
Bristol-Myers Squibb Co. Λ		160,000	4,272
Bunge, Ltd. Λ		40,000	2,465
Career Education Corp. ‡ Λ		43,000	1,361
Cephalon, Inc. ‡ Λ		32,500	2,203
Corinthian Colleges, Inc. ‡ Λ		100,000	1,759
Exelon Corp.		70,000	3,067
Gilead Sciences, Inc.‡		77,000	3,502
Patterson-UTI Energy, Inc. Λ		195,000	2,724
Pfizer, Inc.		195,000	3,344
Pharmaceutical Product Development, Inc.		135,000	3,206
Rowan Cos., Inc. ‡ Λ		92,000	2,678
Tidewater, Inc. Λ		60,000	2,837
Unit Corp. ‡ Λ		40,000	1,691
Total Common Stocks (cost $108,849)			115,678

INVESTMENT COMPANIES - 8.6%
Canada - 4.1%
Central Fund of Canada, Ltd. - Class A Λ		805,000	11,270
United States - 4.5%
PowerShares DB Agriculture Fund		525,000	12,726
Total Investment Companies (cost $22,554)			23,996

		Notional Amount
PURCHASED OPTIONS - 4.2%
Put Options - 4.2%
Consumer Discretionary Select	$780,000		1,404
Put Strike $34.00
Expires 06/19/2010
iShares MSCI Emerging Markets Index Fund		820,000	2,952
Put Strike $45.00
Expires 06/19/2010
iShares Russell 2000 Index Fund		200,000	825
Put Strike $70.00
Expires 06/30/2010
iShares Russell 2000 Index Fund		160,000	1,189
Put Strike $75.00
Expires 06/30/2010
PowerShares QQQ		670,000	1,732
Put Strike $50.00
Expires 06/19/2010
SPDR S&P 500 ETF Trust		430,000	3,479
Put Strike $124.00
Expires 06/19/2010
Total Purchased Options (cost $14,387)			11,581

The notes are an integral part of this report.

1

	Principal	Value
REVERSE CONVERTIBLE BOND - 0.3% ұ
United States - 0.3%
Lehman Brothers Holdings, Inc.
18.20%, 01/27/2009 -144A Ə Џ §	$899	$747
Total Reverse Convertible Bond (cost $4,094)

	Shares
SECURITIES LENDING COLLATERAL - 13.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	37,481,436	37,481
Total Securities Lending Collateral (cost $37,481)

	Principal
REPURCHASE AGREEMENT - 24.9%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $69,224 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 09/17/2010, and U.S. Government Obligations, zero coupons, due 06/13/2010 - 09/09/2010, and with a total value of $70,611.	$69,224	69,224
Total Repurchase Agreement (cost $69,224)

Total Investment Securities (cost $312,305) #		316,404
Other Assets and Liabilities - Net		(38,483)

Net Assets		$277,921

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(6,600)	05/12/2010	(5,792)	$(236)
Australian Dollar	(7,400)	06/08/2010	(6,608)	(129)
Brazilian Real	5,683	04/05/2010	3,030	162
Brazilian Real	5,683	04/05/2010	3,140	53
Brazilian Real	(11,365)	04/05/2010	(6,407)	22
Brazilian Real	(5,683)	07/02/2010	(3,081)	(51)
Canadian Dollar	19,608	04/05/2010	19,319	(12)
Canadian Dollar	(6,400)	04/05/2010	(6,300)	(1)
Canadian Dollar	(19,608)	04/05/2010	(18,195)	(1,112)
Canadian Dollar	11,237	04/05/2010	10,610	453
Canadian Dollar	11,647	04/05/2010	11,475	(7)
Canadian Dollar	(16,484)	04/05/2010	(15,289)	(942)
Canadian Dollar	(11,647)	08/03/2010	(11,470)	7
Canadian Dollar	(19,608)	08/03/2010	(19,309)	13
Czech Republic Koruna	(82,677)	04/01/2010	(4,713)	315
Czech Republic Koruna	82,677	04/01/2010	4,515	(117)
Euro	(3,322)	04/20/2010	(4,684)	197
Euro	(3,078)	04/20/2010	(4,330)	172
Hungarian Forint	(871,259)	04/06/2010	(4,605)	173
Hungarian Forint	871,259	04/06/2010	4,434	(2)
Japanese Yen	(675,566)	05/06/2010	(7,453)	225
Japanese Yen	(2,539,386)	06/08/2010	(28,512)	1,339
New Zealand Dollar	(13,300)	06/08/2010	(9,119)	(283)
Peruvian Sol	2,732	04/12/2010	953	8
Polish Zloty	13,761	04/06/2010	4,825	(10)
Polish Zloty	(13,761)	04/06/2010	(4,672)	(142)
Polish Zloty	(13,761)	07/30/2010	(4,781)	8
Pound Sterling	(5,500)	04/20/2010	(8,950)	605
Pound Sterling	(5,500)	04/20/2010	(8,894)	549
Pound Sterling	3,080	04/20/2010	4,652	22
Republic of Korea Won	(1,262,760)	05/07/2010	(1,072)	(45)
Republic of Korea Won	1,262,760	05/07/2010	1,020	97
Republic of Korea Won	1,285,199	03/23/2011	1,120	24
Russian Ruble	35,700	05/14/2010	1,020	188
South African Rand	(36,336)	04/01/2010	(4,582)	(406)
South African Rand	36,336	04/01/2010	4,935	53
South African Rand	(36,336)	07/14/2010	(4,902)	(58)
				$1,132

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Canadian Dollar	4,480	05/06/2010	$210
Sell	New Zealand Dollar	(6,000)	05/06/2010	(50)
Buy	Canadian Dollar	3,600	04/06/2010	117
Sell	Norwegian Krone	(19,555)	04/06/2010	138
Buy	Japanese Yen	392,831	04/30/2010	(146)
Sell	Singapore Dollar	(6,274)	04/30/2010	(135)
Buy	Norwegian Krone	19,587	04/06/2010	(81)
Sell	Canadian Dollar	(3,600)	04/06/2010	(169)
Buy	Singapore Dollar	4,940	05/06/2010	34
Sell	New Zealand Dollar	(5,000)	05/06/2010	(46)
Buy	Singapore Dollar	5,058	04/30/2010	27
Sell	Australian Dollar	(4,100)	04/30/2010	(162)
Buy	Singapore Dollar	4,568	04/08/2010	1
Sell	Swiss Franc	(3,338)	04/08/2010	98
Buy	Singapore Dollar	6,274	04/30/2010	18
Sell	Japanese Yen	(399,412)	04/30/2010	193
				$47

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
U.S. Government Obligations	10.8%	$34,018
Capital Markets	7.8	24,743
Foreign Government Obligations	7.5	23,679
Energy Equipment& Services	5.8	18,894
Pharmaceuticals	5.4	17,238
Derivative	3.7	11,581
Food& Staples Retailing	3.1	9,833
Metals& Mining	2.9	9,183
Wireless Telecommunication Services	2.3	7,590
Oil, Gas& Consumable Fuels	2.3	7,156
Diversified Telecommunication Services	2.1	6,451
Biotechnology	1.8	5,705
Food Products	1.3	4,055
Leisure Equipment& Products	1.1	3,413
Multi-Utilities	1.1	3,367
Media	1.0	3,212
Life Sciences Tools& Services	1.0	3,206
Diversified Consumer Services	1.0	3,120
Electric Utilities	1.0	3,067
Commercial Banks	1.0	3,014
Commercial Services& Supplies	0.9	2,844
Software	0.7	2,176
Containers& Packaging	0.7	2,154
Investment Securities, at Value	66.3	209,699
Short-Term Investments	33.7	106,705
Total Investments	100.0%	$316,404

The notes are an integral part of this report.

3

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $36,156.
‡	Non-income producing security.
ұ

A bond that can be converted to cash, debt or equity at the discretion of the issuer at a set date. The bond contains an embedded derivative that allows the issuer to put the bond to bondholders at a set date prior to the bond’s maturity for existing debt or shares of an underlying company. The underlying company need not be related in any way to the issuer’s business.

Џ	In default.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $747, or 0.27%, of the fund’s net assets.
▲	Rate shown reflects the yield at 03/31/2010.
§	Illiquid. This security was valued at $747, or 0.27%, of the fund’s net assets.
#

Aggregate cost for federal income tax purposes is $312,305. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,254 and $10,155, respectively. Net unrealized appreciation for tax purposes is $4,099.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $747, or 0.27%, of the fund’s net assets.

ADR	American Depositary Receipt
BRL	Brazilian Real
ETF	Exchange-Traded Fund
HUF	Hungarian Forint
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
PLN	Polish Zloty
QQQ	PowerShares Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
TRY	Turkish New Lira

The notes are an integral part of this report.

4

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$9,745	$—	$—	$9,745
Equities - Consumer Staples	13,888	—	—	13,888
Equities - Energy	26,050	—	—	26,050
Equities - Financials	3,014	—	—	3,014
Equities - Health Care	26,150	—	—	26,150
Equities - Industrials	2,844	—	—	2,844
Equities - Information Technology	2,176	—	—	2,176
Equities - Materials	11,337	—	—	11,337
Equities - Telecommunication Services	14,040	—	—	14,040
Equities - Utilities	6,434	—	—	6,434
Fixed Income - Financials	—	747	—	747
Fixed Income - Foreign Government Obligation	—	23,679	—	23,679
Fixed Income - U.S. Government Obligation	—	34,018	—	34,018
Investment Companies	23,996	—	—	23,996
Option - Derivative	11,581	—	—	11,581
Cash & Cash Equivalent - Repurchase Agreement	—	69,224	—	69,224
Cash & Cash Equivalent - Securities Lending Collateral	37,481	—	—	37,481
Total	$188,736	$127,668	$—	$316,404

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$5,521	$—	$5,521
Forward Foreign Currency Contracts - Depreciation	—	(4,342)	—	(4,342)
Total	$—	$1,179	$—	$1,179

* Other financial instruments are derivative instruments. Future Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 03/31/2010
Equities - Consumer Discretionary	$5,671	$193	$(2,327)	$—	$—	$(490)	$401	$(34)	$(3,414)	$—
Equities - Consumer Staples	$6,747	$—	$(814)	$—	$—	$(1)	$646	$(74)	$(6,504)	$—
Equities - Health Care	$6,592	$—	$(3,579)	$—	$374	$—	$134	$—	$(3,521)	$—
Equities - Industrials	$2,137	$941	$—	$—	$—	$—	$—	$(235)	$(2,843)	$—
Equities - Information Technology	$4,896	$—	$(4,434)	$—	$729	$—	$986	$—	$(2,177)	$—
Equities - Telecommunication Services	$6,698	$—	$(2,743)	$—	$103	$—	$510	$—	$(4,568)	$—
Total	$32,741	$1,134	$(13,897)	$—	$1,206	$(491)	$2,677	$(343)	$(23,027)	$—

The notes are an integral part of this report.

5

Transamerica Focus VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 92.1%
Air Freight & Logistics - 2.6%
CH Robinson Worldwide, Inc. Λ	78,200	$4,367
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. ‡ Λ	68,000	3,697
Human Genome Sciences, Inc. ‡ Λ	131,400	3,969
Capital Markets - 1.9%
BlackRock, Inc. - Class A Λ	14,800	3,223
Teton Advisors, Inc. - Class B ‡ Ə	195	♦
Chemicals - 2.4%
Praxair, Inc.	48,600	4,034
Commercial Banks - 4.5%
PrivateBancorp, Inc. - Class A Λ	262,865	3,601
SunTrust Banks, Inc. Λ	145,600	3,901
Communications Equipment - 4.8%
QUALCOMM, Inc.	189,600	7,961
Computers & Peripherals - 6.9%
Apple, Inc. ‡	48,900	11,488
Diversified Consumer Services - 6.7%
K12, Inc. ‡ Λ	176,200	3,913
Strayer Education, Inc. Λ	30,035	7,315
Diversified Financial Services - 5.3%
Bank of America Corp.	490,080	8,748
Health Care Equipment & Supplies - 3.9%
Covidien PLC	129,300	6,501
Hotels, Restaurants & Leisure - 1.9%
Marriott International, Inc. - Class A Λ	64	2
Peet’s Coffee & Tea, Inc. ‡ Λ	81,000	3,212
Internet & Catalog Retail - 9.0%
Amazon.com, Inc. ‡	68,350	9,276
priceline.com, Inc. ‡ Λ	21,600	5,508
Internet Software & Services - 6.1%
Google, Inc. - Class A ‡	17,900	10,149
Machinery - 4.5%
Kennametal, Inc. Λ	96,980	2,727
PACCAR, Inc. Λ	109,900	4,763
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	67,485	4,915
Pharmaceuticals - 1.4%
Allergan, Inc.	36,700	2,397
Professional Services - 5.0%
Robert Half International, Inc. Λ	272,955	8,307
Road & Rail - 3.4%
Kansas City Southern ‡ Λ	60,095	2,174
Landstar System, Inc. Λ	82,700	3,471
Software - 9.9%
Activision Blizzard, Inc.	567,875	6,849
Citrix Systems, Inc. ‡ Λ	77,800	3,693
Rosetta Stone, Inc. ‡	84,645	2,013
Rovi Corp. ‡ Λ	111,900	4,155
Textiles, Apparel & Luxury Goods - 2.9%
Nike, Inc. - Class B	66,150	4,862
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. ‡	610,000	2,318
Total Common Stocks (cost $138,621)		153,509
SECURITIES LENDING COLLATERAL - 20.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	34,745,244	34,745
Total Securities Lending Collateral (cost $34,745)

	Principal
REPURCHASE AGREEMENT - 8.2%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $13,709 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $13,983.	$13,709	13,709
Total Repurchase Agreement (cost $13,709)

Total Investment Securities (cost $187,075) #		201,963
Other Assets and Liabilities - Net		(35,354)

Net Assets		$166,609

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $33,970.
‡	Non-income producing security.
Ə

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of less than $1, or less than 0.01%, of the fund’s net assets.

♦	Value is less than $1.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $187,075. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,457 and $1,569, respectively. Net unrealized appreciation for tax purposes is $14,888.

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$34,088	$—	$—	$34,088
Equities - Energy	4,915	—	—	4,915
Equities - Financials	19,473	—	♦	19,473
Equities - Health Care	16,564	—	—	16,564
Equities - Industrials	25,809	—	—	25,809
Equities - Information Technology	38,347	—	—	38,347
Equities - Materials	4,034	—	—	4,034
Equities - Telecommunication Services	10,279	—	—	10,279
Cash & Cash Equivalent - Repurchase Agreement	—	13,709	—	13,709
Cash & Cash Equivalent - Securities Lending Collateral	34,745	—	—	34,745
Total	$188,254	$13,709	$ ♦	$201,963

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2009		Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2010
Equities - Financials	$	♦	$—	$—	$—	$—	$—	$	♦

The notes are an integral part of this report.

2

Transamerica Foxhall Emerging Markets/Pacific Rim VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.8%
Capital Markets - 91.8%
First Trust ISE Chindia Index Fund	59,575	$1,318
iShares Barclays 1-3 Year Treasury Bond Fund	64,945	5,414
iShares Barclays Short Treasury Bond Fund	48,070	5,297
iShares MSCI Chile Investable Market Index Fund	24,315	1,336
iShares MSCI Israel Capped Index Fund	22,205	1,307
iShares MSCI Mexico Investable Market Index Fund	25,000	1,334
iShares MSCI Thailand Index Fund	27,800	1,332
Market Vectors - Indonesia Index ETF	18,400	1,285
Market Vectors Brazil Small-Cap ETF	29,365	1,342
SPDR Barclays Capital 1-3 Month T-Bill ETF	115,520	5,298
Total Investment Companies (cost $24,837)		25,263

	Principal
REPURCHASE AGREEMENT - 7.5%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $2,067 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,112.	$2,067	2,067
Total Repurchase Agreement (cost $2,067)

Total Investment Securities (cost $26,904) #		27,330
Other Assets and Liabilities - Net		196

Net Assets		$27,526

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $26,904. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $477 and $51, respectively. Net unrealized appreciation for tax purposes is $426.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$25,263	$—	$—	$25,263
Cash & Cash Equivalent - Repurchase Agreement	—	2,067	—	2,067
Total	$25,263	$2,067	$—	$27,330

The notes are an integral part of this report.

1

Transamerica Foxhall Global Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 91.7%
Capital Markets - 91.7%
Claymore/Zacks Multi-Asset Income Index ETF	15,415	$289
First Trust ISE Chindia Index Fund	1,705	38
First Trust ISE-Revere Natural Gas Index Fund	2,175	38
First Trust Materials AlphaDEX Fund	1,755	36
iShares Barclays 1-3 Year Treasury Bond Fund	27,940	2,330
iShares Barclays Short Treasury Bond Fund	21,115	2,327
iShares Morningstar Mid Growth Index Fund	3,555	290
iShares MSCI Chile Investable Market Index Fund	695	38
iShares MSCI Israel Capped Index Fund	635	37
iShares MSCI Mexico Investable Market Index Fund	715	38
iShares MSCI Thailand Index Fund	795	38
iShares Russell Microcap Index Fund	6,655	286
iShares S&P U.S. Preferred Stock Index Fund	7,395	286
Market Vectors - Indonesia Index ETF	525	37
Market Vectors - Steel Index Fund	365	25
Market Vectors Brazil Small-Cap ETF	840	38
PIMCO 1-3 Year U.S. Treasury Index Fund	14,790	744
PowerShares QQQ	5,985	288
SPDR Barclays Capital 1-3 Month T-Bill ETF	50,745	2,327
SPDR Dow Jones REIT ETF	665	36
SPDR S&P Metals & Mining ETF	235	13
SPDR S&P Oil & Gas Equipment & Services ETF	1,260	37
Total Investment Companies (cost $9,564)		9,616

	Principal
REPURCHASE AGREEMENT - 8.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $871 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $889.	$871	871
Total Repurchase Agreement (cost $871)
Total Investment Securities (cost $10,435) #		10,487
Other Assets and Liabilities - Net		4
Net Assets		$10,491

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $10,435. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $61 and $9, respectively. Net unrealized appreciation for tax purposes is $52.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
QQQ	PowerShares Exchange Traded Fund
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$9,616	$—	$—	$9,616
Cash & Cash Equivalent - Repurchase Agreement	—	871	—	871
Total	$9,616	$871	$—	$10,487

The notes are an integral part of this report.

1

Transamerica Foxhall Global Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 92.5%
Capital Markets - 92.5%
Claymore/Zacks Multi-Asset Income Index ETF	174,150	$3,264
First Trust ISE Chindia Index Fund	19,255	426
First Trust ISE-Revere Natural Gas Index Fund	24,715	428
First Trust Materials AlphaDEX Fund	19,960	415
iShares Barclays 1-3 Year Treasury Bond Fund	25,385	2,116
iShares Barclays Short Treasury Bond Fund	16,850	1,857
iShares Morningstar Mid Growth Index Fund	40,150	3,270
iShares MSCI Chile Investable Market Index Fund	7,860	432
iShares MSCI Israel Capped Index Fund	7,175	422
iShares MSCI Mexico Investable Market Index Fund	8,080	431
iShares MSCI Thailand Index Fund	8,985	431
iShares Russell Microcap Index Fund	75,175	3,227
iShares S&P U.S. Preferred Stock Index Fund	83,545	3,235
Market Vectors - Indonesia Index ETF	5,945	415
Market Vectors - Steel Index Fund	4,095	280
Market Vectors Brazil Small-Cap ETF	9,490	434
PowerShares QQQ	67,605	3,257
SPDR Barclays Capital 1-3 Month T-Bill ETF	40,500	1,857
SPDR Dow Jones REIT ETF	7,570	407
SPDR S&P Metals & Mining ETF	2,445	139
SPDR S&P Oil & Gas Equipment & Services ETF	14,345	426
Total Investment Companies (cost $26,498)		27,169

	Principal
REPURCHASE AGREEMENT - 7.5%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $2,200 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,244.	$2,200	2,200
Total Repurchase Agreement (cost $2,200)
Total Investment Securities (cost $28,698) #		29,369
Other Assets and Liabilities - Net		14
Net Assets		$29,383

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $28,698. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $721 and $50, respectively. Net unrealized appreciation for tax purposes is $671.

DEFINITIONS:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
QQQ	PowerShares Exchange Traded Fund
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$27,169	$—	$—	$27,169
Cash & Cash Equivalent - Repurchase Agreement	—	2,200	—	2,200
Total	$27,169	$2,200	$—	$29,369

The notes are an integral part of this report.

1

Transamerica Foxhall Global Hard Asset VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.7%
Capital Markets - 90.7%
First Trust Materials AlphaDEX Fund	72,525	$1,506
iShares Barclays 1-3 Year Treasury Bond Fund23,910	1,993
iShares Barclays Short Treasury Bond Fund	18,080	1,992
Market Vectors - Coal ETF	60,045	2,264
Market Vectors - Steel Index Fund	26,760	1,829
SPDR Barclays Capital 1-3 Month T-Bill ETF	43,455	1,993
SPDR Dow Jones REIT ETF	50,605	2,721
SPDR S&P Metals & Mining ETF	16,225	922
SPDR S&P Oil & Gas Equipment & Services ETF	93,205	2,769
Total Investment Companies (cost $17,525)		17,989

	Principal
REPURCHASE AGREEMENT - 6.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,319 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,350.	$1,319	1,319
Total Repurchase Agreement (cost $1,319)
Total Investment Securities (cost $18,844) #		19,308
Other Assets and Liabilities - Net		518
Net Assets		$19,826

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $18,844. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $545 and $81, respectively. Net unrealized appreciation for tax purposes is $464.

DEFINITIONS:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$17,989	$—	$—	$17,989
Cash & Cash Equivalent - Repurchase Agreement	—	1,319	—	1,319
Total	$17,989	$1,319	$—	$19,308

The notes are an integral part of this report.

1

Transamerica Growth Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 4.1%
Precision Castparts Corp.	99,643	$12,626
Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc. Λ	98,950	5,526
Auto Components - 4.0%
BorgWarner, Inc. ‡ Λ	326,614	12,470
Biotechnology - 0.6%
Onyx Pharmaceuticals, Inc. ‡	65,746	1,991
Capital Markets - 5.5%
Cohen & Steers, Inc. Λ	217,975	5,441
Greenhill & Co., Inc. Λ	101,089	8,298
T. Rowe Price Group, Inc.	59,632	3,276
Chemicals - 1.3%
Ecolab, Inc.	90,248	3,966
Commercial Banks - 6.3%
City National Corp. Λ	213,639	11,530
Marshall & Ilsley Corp.	964,835	7,767
Communications Equipment - 2.7%
Juniper Networks, Inc. ‡	146,388	4,491
Polycom, Inc. ‡	121,484	3,715
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. ‡	64,181	2,900
Construction Materials - 3.0%
Martin Marietta Materials, Inc. Λ	112,212	9,376
Diversified Consumer Services - 3.5%
Strayer Education, Inc. Λ	44,068	10,731
Diversified Financial Services - 3.4%
MSCI, Inc. - Class A ‡ Λ	294,881	10,645
Electrical Equipment - 5.3%
Cooper Industries PLC - Class A	225,908	10,830
Hubbell, Inc. - Class B	108,524	5,473
Energy Equipment & Services - 3.6%
Core Laboratories NV Λ	84,197	11,012
Health Care Equipment & Supplies - 5.6%
Idexx Laboratories, Inc. ‡ Λ	67,981	3,912
Intuitive Surgical, Inc. ‡ Λ	31,434	10,944
Masimo Corp.	86,185	2,288
Hotels, Restaurants & Leisure - 1.7%
Wynn Resorts, Ltd. Λ	69,007	5,233
Internet & Catalog Retail - 4.8%
priceline.com, Inc. ‡ Λ	59,111	15,074
Life Sciences Tools & Services - 1.0%
Covance, Inc. ‡ Λ	48,034	2,949
Machinery - 6.4%
Donaldson Co., Inc. Λ	41,270	1,862
Kennametal, Inc.	444,375	12,495
PACCAR, Inc.	132,164	5,728
Media - 1.8%
Dreamworks Animation SKG, Inc. - Class A ‡	142,900	5,629
Oil, Gas & Consumable Fuels - 2.3%
Range Resources Corp.	153,115	7,177
Pharmaceuticals - 0.5%
Allergan, Inc.	24,288	1,586
Professional Services - 3.7%
Robert Half International, Inc. Λ	378,825	11,528
Real Estate Management & Development - 1.8%
St. Joe Co. ‡ Λ	170,100	5,503
Road & Rail - 2.8%
Kansas City Southern ‡	236,400	8,551
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. - Class A	122,480	4,064
Software - 12.5%
Activision Blizzard, Inc. Λ	401,387	4,841
Adobe Systems, Inc. ‡	77,036	2,725
Informatica Corp. ‡ Λ	212,751	5,714
Intuit, Inc. ‡ Λ	206,239	7,082
Rovi Corp. ‡ Λ	212,201	7,879
Salesforce.com, Inc. ‡	141,573	10,540
Specialty Retail - 3.7%
Guess?, Inc. Λ	240,648	11,306
Textiles, Apparel & Luxury Goods - 0.6%
Under Armour, Inc. - Class A ‡ Λ	61,216	1,800
Trading Companies & Distributors - 1.6%
WW Grainger, Inc.	45,444	4,913
Total Common Stocks (cost $240,770)		303,387

SECURITIES LENDING COLLATERAL - 16.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	52,174,779	52,175
Total Securities Lending Collateral (cost $52,175)

	Principal
REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $5,201 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $5,309.	$5,201	5,201
Total Repurchase Agreement (cost $5,201)
Total Investment Securities (cost $298,146) #		360,763
Other Assets and Liabilities - Net		(51,648)
Net Assets		$309,115

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $51,058.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $298,146. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,915 and $2,298, respectively. Net unrealized appreciation for tax purposes is $62,617.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$62,243	$—	$—	$62,243
Equities - Energy	18,189	—	—	18,189
Equities - Financials	52,460	—	—	52,460
Equities - Health Care	23,670	—	—	23,670
Equities - Industrials	82,432	—	—	82,432
Equities - Information Technology	51,051	—	—	51,051
Equities - Materials	13,342	—	—	13,342
Cash & Cash Equivalent - Repurchase Agreement	—	5,201	—	5,201
Cash & Cash Equivalent - Securities Lending Collateral	52,175	—	—	52,175
Total	$355,562	$5,201	$—	$360,763

The notes are an integral part of this report.

2

Transamerica Hanlon Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 90.9%
Capital Markets - 90.9%
iShares iBoxx $ High Yield Corporate Bond Fund	68,930	$6,092
PowerShares DB U.S. Dollar Index Bullish Fund ‡	68,111	1,621
SPDR Barclays Capital High Yield Bond Fund	127,911	5,090
SSC Government Money Market Fund	1,559,300	1,559
SSgA Money Market Fund	1,559,300	1,559
SSgA Prime Money Market Fund	1,559,300	1,559
State Street Institutional Liquid Reserves Fund	1,559,300	1,559
Total Investment Companies (cost $19,032)		19,039

	Principal
REPURCHASE AGREEMENT - 7.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,559 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,592.	$1,559	1,559
Total Repurchase Agreement (cost $1,559)
Total Investment Securities (cost $20,591) #		20,598
Other Assets and Liabilities - Net		351
Net Assets		$20,949

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $20,591. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27 and $20, respectively. Net unrealized appreciation for tax purposes is $7.

DEFINITIONS:

DB	Deutsche Bank
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$19,039	$—	$—	$19,039
Cash & Cash Equivalent - Repurchase Agreement	—	1,559	—	1,559
Total	$19,039	$1,559	$—	$20,598

The notes are an integral part of this report.

1

Transamerica Hanlon Growth and Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 92.9%
Capital Markets - 92.9%
iShares iBoxx $ High Yield Corporate Bond Fund	63,767	$5,634
PowerShares DB U.S. Dollar Index Bullish Fund ‡	63,023	1,500
SPDR Barclays Capital High Yield Bond Fund	118,320	4,708
SSC Government Money Market Fund	1,399,738	1,400
SSgA Money Market Fund	1,399,738	1,400
SSgA Prime Money Market Fund	1,399,738	1,400
State Street Institutional Liquid Reserves Fund	1,399,738	1,400
Total Investment Companies (cost $17,437)		17,442

	Principal
REPURCHASE AGREEMENT - 7.5%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,400 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,432.	$1,400	1,400
Total Repurchase Agreement (cost $1,400)
Total Investment Securities (cost $18,837) #		18,842
Other Assets and Liabilities - Net		(84)
Net Assets		$18,758

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $18,837. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24 and $19, respectively. Net unrealized appreciation for tax purposes is $5.

DEFINITIONS:

DB	Deutsche Bank
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$17,442	$—	$—	$17,442
Cash & Cash Equivalent - Repurchase Agreement	—	1,400	—	1,400
Total	$17,442	$1,400	$—	$18,842

The notes are an integral part of this report.

1

Transamerica Hanlon Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.5%
Capital Markets - 93.5%
iShares iBoxx $High Yield Corporate Bond Fund	69,915	$6,177
PowerShares DB U.S. Dollar Index Bullish Fund ‡	69,046	1,643
SPDR Barclays Capital High Yield Bond Fund	129,674	5,160
SSC Government Money Market Fund	1,611,647	1,612
SSgA Money Market Fund	1,611,647	1,612
SSgA Prime Money Market Fund	1,611,647	1,612
State Street Institutional Liquid Reserves Fund	1,611,647	1,612
Total Investment Companies (cost $19,420)		19,428

	Principal
REPURCHASE AGREEMENT - 7.8%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,612 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,646.	$1,612	1,612
Total Repurchase Agreement (cost $1,612)
Total Investment Securities (cost $21,032) #		21,040
Other Assets and Liabilities - Net		(268)
Net Assets		$20,772

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $21,032. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28 and $20, respectively. Net unrealized appreciation for tax purposes is $8.

DEFINITIONS:

DB	Deutsche Bank
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$19,428	$—	$—	$19,428
Cash & Cash Equivalent - Repurchase Agreement	—	1,612	—	1,612
Total	$19,428	$1,612	$—	$21,040

The notes are an integral part of this report.

1

Transamerica Hanlon Managed Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.3%
Capital Markets - 93.3%
iShares Barclays Credit Bond Fund	50,399	$5,155
iShares Barclays Intermediate Credit Bond Fund	49,701	5,170
iShares iBoxx $ High Yield Corporate Bond Fund	104,723	9,255
iShares iBoxx Investment Grade Corporate Bond Fund	146,310	15,470
iShares S&P National Municipal Bond Fund	79,772	8,240
PowerShares DB U.S. Dollar Index Bullish Fund‡	204,840	4,875
SPDR Barclays Capital High Yield Bond Fund	233,074	9,275
SSC Government Money Market Fund	8,592,373	8,592
SSgA Money Market Fund	8,592,373	8,592
SSgA Prime Money Market Fund	8,592,373	8,592
State Street Institutional Liquid Reserves Fund	8,592,373	8,592
Vanguard Total Bond Market ETF	65,132	5,158
Total Investment Companies (cost $96,837)		96,966

	Principal
REPURCHASE AGREEMENT - 8.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $8,592 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,765.	$8,592	8,592
Total Repurchase Agreement (cost $8,592)
Total Investment Securities (cost $105,429) #		105,558
Other Assets and Liabilities - Net		(1,658)
Net Assets		$103,900

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $105,429. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $167 and $38, respectively. Net unrealized appreciation for tax purposes is $129.

DEFINITIONS:

DB	Deutsche Bank
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt
SSC	State Street Corporation
SSgA	State Street Global Advisors

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$96,966	$—	$—	$96,966
Cash & Cash Equivalent - Repurchase Agreement	—	8,592	—	8,592
Total	$96,966	$8,592	$—	$105,558

The notes are an integral part of this report.

1

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.0%
Capital Markets - 77.0%
Vanguard Europe Pacific	8,400	$291
Vanguard Index Stock Market	19,460	1,160
Vanguard Intermediate-Term Bond	23,020	1,848
Vanguard Long-Term Bond	7,230	556
Vanguard Short-Term Bond	34,780	2,783
Vanguard Total Bond Market ETF	21,730	1,721
Emerging Market - Equity - 2.2%
Vanguard Emerging Markets	5,790	244
Growth - Large Cap - 8.8%
Vanguard Growth	8,715	484
Vanguard Large-Capital	8,740	466
Growth - Small Cap - 2.4%
Vanguard Small-Capital	4,090	258
Region Fund - Asian Pacific - 1.4%
Vanguard Pacific	2,830	154
Region Fund - European - 1.8%
Vanguard European	4,120	198
Value - Large Cap - 4.4%
Vanguard Value	9,390	474
Total Investment Companies (cost $10,515)		10,637

	Principal
REPURCHASE AGREEMENT - 11.6%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,253 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,282.	$1,253	1,253
Total Repurchase Agreement (cost $1,253)
Total Investment Securities (cost $11,768) #		11,890
Other Assets and Liabilities - Net		(1,043)
Net Assets		$10,847

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $11,768. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $132 and $10, respectively. Net unrealized appreciation for tax purposes is $122.

DEFINITION:

ETF	Exchange Traded Fund

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$10,637	$—	$—	$10,637
Cash & Cash Equivalent - Repurchase Agreement	—	1,253	—	1,253
Total	$10,637	$1,253	$—	$11,890

The notes are an integral part of this report.

1

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.4%
Capital Markets - 69.5%
Vanguard Europe Pacific	277,720	$9,615
Vanguard Index Stock Market	567,150	33,796
Vanguard Total Bond Market ETF	1,347,274	106,705
Emerging Market - Equity - 3.6%
Vanguard Emerging Markets	186,318	7,859
Growth - Large Cap - 12.7%
Vanguard Growth	252,423	14,021
Vanguard Large-Capital	251,851	13,424
Growth - Small Cap - 2.5%
Vanguard Small-Capital	85,910	5,411
Region Fund - Asian Pacific - 1.9%
Vanguard Pacific	76,593	4,180
Region Fund - European - 3.6%
Vanguard European	159,987	7,703
Value - Large Cap - 6.6%
Vanguard Value	281,926	14,229
Total Investment Companies (cost $198,940)		216,943

	Principal
REPURCHASE AGREEMENT - 0.8%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,768 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,806.	$1,768	1,768
Total Repurchase Agreement (cost $1,768)
Total Investment Securities (cost $200,708) #		218,711
Other Assets and Liabilities - Net		(2,498)
Net Assets		$216,213

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $200,708. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $18,003. Net unrealized appreciation for tax purposes is $18,003.

DEFINITION:

ETF	Exchange Traded Fund

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$216,943	$—	$—	$216,943
Cash & Cash Equivalent - Repurchase Agreement	—	1,768	—	1,768
Total	$216,943	$1,768	$—	$218,711

The notes are an integral part of this report.

1

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Capital Markets - 51.6%
Vanguard Europe Pacific	816,330	$28,261
Vanguard Index Stock Market	1,764,690	105,158
Vanguard Total Bond Market ETF	1,501,921	118,953
Emerging Market - Equity - 5.4%
Vanguard Emerging Markets	633,410	26,717
Growth - Large Cap - 19.0%
Vanguard Growth	1,098,587	61,023
Vanguard Large-Capital	606,404	32,321
Growth - Small Cap - 3.3%
Vanguard Small-Capital	259,010	16,315
Region Fund - Asian Pacific - 2.7%
Vanguard Pacific	245,644	13,407
Region Fund - European - 6.1%
Vanguard European	621,020	29,902
Value - Large Cap - 11.5%
Vanguard Value	1,118,483	56,450
Total Investment Companies (cost $418,526)		488,507

	Principal
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $3,271 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 09/17/2010, and with a value of $3,337.	$3,271	3,271
Total Repurchase Agreement (cost $3,271)
Total Investment Securities (cost $421,797) #		491,778
Other Assets and Liabilities - Net		(1,527)
Net Assets		$490,251

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $421,797. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $69,981. Net unrealized appreciation for tax purposes is $69,981.

DEFINITION:

ETF	Exchange Traded Fund

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$488,507	$—	$—	$488,507
Cash & Cash Equivalent - Repurchase Agreement	—	3,271	—	3,271
Total	$488,507	$3,271	$—	$491,778

The notes are an integral part of this report.

1

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Capital Markets - 36.6%
Vanguard Europe Pacific	7,430	$257
Vanguard Index Stock Market	18,970	1,131
Emerging Market - Equity - 6.1%
Vanguard Emerging Markets	5,550	234
Growth - Large Cap - 26.1%
Vanguard Growth	11,560	642
Vanguard Large-Capital	6,600	352
Growth - Small Cap - 3.8%
Vanguard Small-Capital	2,320	146
Region Fund - Asian Pacific - 3.3%
Vanguard Pacific	2,330	127
Region Fund - European - 7.2%
Vanguard European	5,690	274
Value - Large Cap - 16.0%
Vanguard Value	12,090	610
Total Investment Companies (cost $3,626)		3,773

	Principal
REPURCHASE AGREEMENT - 11.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $432 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $442.	$432	432
Total Repurchase Agreement (cost $432)
Total Investment Securities (cost $4,058) #		4,205
Other Assets and Liabilities - Net		(400)
Net Assets		$3,805

NOTE TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $4,058. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $147. Net unrealized appreciation for tax purposes is $147.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$3,773	$—	$—	$3,773
Cash & Cash Equivalent - Repurchase Agreement	—	432	—	432
Total	$3,773	$432	$—	$4,205

The notes are an integral part of this report.

1

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 18.0%
Transamerica JPMorgan Core Bond €	1,924,138	$19,357
Transamerica PIMCO Total Return VP Ж	3,909,942	45,121
Transamerica Short-Term Bond €	1,671,886	17,120
Global/International Stocks - 70.4%
Transamerica AllianceBernstein International Value €	7,161,520	57,221
Transamerica MFS International Equity €	10,807,205	92,184
Transamerica Neuberger Berman International €	4,985,435	40,033
Transamerica Oppenheimer Developing Markets €	676,148	7,722
Transamerica Schroders International Small Cap €	3,909,598	34,092
Transamerica Thornburg International Value €	8,578,420	88,100
Inflation-Protected Securities - 4.0%
Transamerica PIMCO Real Return TIPS €	1,712,900	18,277
Tactical and Specialty - 7.6%
Transamerica Clarion Global Real Estate Securities VP ‡ Ж	1,352,785	14,434
Transamerica Loomis Sayles Bond €	1,917,342	19,998
Total Investment Companies (cost $480,695) #		453,659
Other Assets and Liabilities - Net		(137)
Net Assets		$453,522

NOTES TO SCHEDULE OF INVESTMENTS:

€	The fund invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.
Ж	The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $480,695. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,325 and $46,361, respectively. Net unrealized depreciation for tax purposes is $27,036.

VALUATION SUMMARY:

	Level 1	Level 2	Level 3	Total
Investment Companies	$453,659	$—	$—	$453,659

The notes are an integral part of this report.

1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace & Defense - 4.1%
Boeing Co. Λ	89,000	$6,462
Precision Castparts Corp.	57,770	7,320
United Technologies Corp. Λ	88,850	6,540
Auto Components - 1.2%
Johnson Controls, Inc.	183,000	6,037
Biotechnology - 4.2%
Celgene Corp. ‡	128,100	7,937
Gilead Sciences, Inc. ‡	217,805	9,907
Vertex Pharmaceuticals, Inc. ‡ Λ	76,400	3,122
Capital Markets - 4.7%
Charles Schwab Corp. Λ	378,600	7,076
Goldman Sachs Group, Inc.	66,000	11,262
Morgan Stanley	168,700	4,941
Chemicals - 1.3%
Monsanto Co. Λ	30,600	2,185
Praxair, Inc.	54,600	4,532
Communications Equipment - 5.5%
Cisco Systems, Inc. ‡	421,300	10,966
Juniper Networks, Inc. ‡ Λ	270,400	8,296
QUALCOMM, Inc.	195,600	8,213
Computers & Peripherals - 9.9%
Apple, Inc. ‡	107,305	25,210
Hewlett-Packard Co.	282,300	15,004
NetApp, Inc. ‡ Λ	275,300	8,964
Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	182,900	8,185
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. ‡	145,196	4,993
Energy Equipment & Services - 2.9%
Schlumberger, Ltd. Λ	228,610	14,508
Food & Staples Retailing - 1.8%
Costco Wholesale Corp. Λ	117,500	7,016
Whole Foods Market, Inc. ‡	41,300	1,493
Food Products - 2.4%
Kraft Foods, Inc. - Class A	163,600	4,947
Mead Johnson Nutrition Co. - Class A	41,800	2,175
Unilever PLC	173,500	5,094
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	47,550	7,682
Baxter International, Inc.	174,700	10,168
Health Care Providers & Services - 3.5%
Express Scripts, Inc. ‡	49,800	5,068
Medco Health Solutions, Inc. ‡ Λ	195,100	12,595
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. - Class A Λ	192,123	6,056
Starbucks Corp. ‡	76,400	1,854
Household Products - 1.3%
Colgate-Palmolive Co. Λ	78,100	6,659
Internet & Catalog Retail - 3.9%
Amazon.com, Inc. ‡ Λ	141,700	19,232
Internet Software & Services - 5.6%
Baidu, Inc. ADR ‡	7,799	4,656
Google, Inc. - Class A ‡	34,652	19,648
Tencent Holdings, Ltd.	185,200	3,714
IT Services - 5.9%
Mastercard, Inc. - Class A Λ	56,200	14,275
Visa, Inc. - Class A Λ	165,400	15,056
Life Sciences Tools & Services - 0.6%
Illumina, Inc. ‡ Λ	73,200	2,847
Machinery - 0.9%
Cummins, Inc. Λ	73,810	4,573
Media - 2.3%
Walt Disney Co. Λ	323,963	11,310
Multiline Retail - 2.0%
Dollar General Corp. ‡ Λ	98,470	2,486
Target Corp.	145,000	7,627
Oil, Gas & Consumable Fuels - 3.4%
Occidental Petroleum Corp.	149,000	12,596
Southwestern Energy Co. ‡ Λ	111,300	4,532
Pharmaceuticals - 5.4%
Mylan, Inc. ‡ Λ	175,300	3,981
Novartis AG ADR Λ	42,800	2,315
Roche Holding AG ADR	111,300	4,510
Shire PLC ADR	87,870	5,796
Teva Pharmaceutical Industries, Ltd. ADR	158,100	9,974
Road & Rail - 1.4%
Union Pacific Corp. Λ	96,000	7,037
Semiconductors & Semiconductor Equipment - 1.8%
Cree, Inc. ‡ Λ	2,355	165
Intel Corp.	402,300	8,956
Software - 7.7%
Adobe Systems, Inc. ‡	320,800	11,347
Microsoft Corp.	591,000	17,299
Salesforce.com, Inc. ‡ Λ	89,510	6,664
VMware, Inc. - Class A ‡ Λ	56,200	2,995
Specialty Retail - 2.7%
Home Depot, Inc. Λ	144,200	4,665
Staples, Inc. Λ	214,100	5,008
Tiffany & Co. Λ	80,504	3,823
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc. Λ	103,160	4,077
Nike, Inc. - Class B Λ	155,560	11,434
Total Common Stocks (cost $392,166)		485,065

SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	63,524,379	63,524
Total Securities Lending Collateral (cost $63,524)

	Principal
REPURCHASE AGREEMENT - 1.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $8,640 on 04/01/2010. Collateralized by U.S. Government Obligations, zero coupons, due 07/08/2010 - 09/16/2010, and with a total value of $8,813.	$8,640	8,640
Total Repurchase Agreement (cost $8,640)

Total Investment Securities (cost $464,330) #		557,229
Other Assets and Liabilities - Net		(58,211)

Net Assets		$499,018

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $62,141.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $464,330. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $95,293 and $2,394, respectively. Net unrealized appreciation for tax purposes is $92,899.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$83,610	$—	$—	$83,610
Equities - Consumer Staples	27,384	—	—	27,384
Equities - Energy	31,636	—	—	31,636
Equities - Financials	31,464	—	—	31,464
Equities - Health Care	85,901	—	—	85,901
Equities - Industrials	31,932	—	—	31,932
Equities - Information Technology	178,208	—	—	178,208
Equities - Materials	6,717	—	—	6,717
Equities - Telecommunication Services	8,213	—	—	8,213
Cash & Cash Equivalent - Repurchase Agreement	—	8,640	—	8,640
Cash & Cash Equivalent - Securities Lending Collateral	63,524	—	—	63,524
Total	$548,589	$8,640	$—	$557,229

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Staples	$7,716	$—	$(1,959)	$—	$139	$—	$—	$(801)	$(5,095)	$—
Equities - Information Technology	$3,592	$406	$—	$—	$—	$—	$—	$(284)	$(3,714)	$—
Total	$11,308	$406	$(1,959)	$—	$139	$—	$—	$(1,085)	$(8,809)	$—

The notes are an integral part of this report.

2

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.1%
U.S. Treasury Bond
7.25%, 05/15/2016	$1,050	$1,304
7.50%, 11/15/2016	3,550	4,483
8.50%, 02/15/2020	315	436
8.75%, 05/15/2017	400	541
8.88%, 08/15/2017 - 02/15/2019	2,250	3,078
9.25%, 02/15/2016	200	270
9.88%, 11/15/2015	300	412
11.25%, 02/15/2015	250	351
U.S. Treasury Note
2.63%, 07/31/2014 - 02/29/2016	300	302
U.S. Treasury STRIPS
08/15/2012- 05/15/2024	18,770	14,902
4.91%, 08/15/2027 ▲	100	43
Total U.S. Government Obligations (cost $23,977)		26,122

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.2%
Fannie Mae
0.60%, 04/25/2035 - 08/25/2036 *	423	421
2.75%, 01/01/2036 *	210	217
4.00%, 07/01/2018 - 07/25/2033	703	683
4.50%, 08/01/2018 - 08/25/2033	3,857	4,046
5.00%, 12/01/2016 - 07/25/2023	3,754	4,002
5.33%, 01/01/2038 *	514	541
5.50%, 03/01/2017 - 12/25/2035	2,426	2,559
5.75%, 06/25/2033	750	793
6.00%, 08/01/2014 - 08/25/2037	3,132	3,357
6.50%, 03/01/2017 - 05/25/2044	2,671	2,912
6.79%, 07/25/2023 *	730	816
7.00%, 09/01/2017 - 11/25/2031	1,312	1,449
7.14%, 08/25/2033 *	221	174
7.50%, 12/25/2042	146	163
8.00%, 05/25/2022 - 06/01/2039	518	573
8.71%, 03/25/2034 *	165	141
9.00%, 10/01/2019 - 06/01/2025	127	144
9.50%, 06/25/2018	130	148
10.00%, 03/25/2032 *	32	32
10.82%, 07/25/2035 *	190	168
12.09%, 09/25/2033 *	96	97
13.13%, 07/25/2033 *	291	289
13.51%, 03/25/2038 *	101	106
14.03%, 12/25/2032 *	87	93
14.22%, 12/25/2031 *	111	118
15.04%, 11/25/2031 *	181	199
15.82%, 05/25/2034 *	163	176
16.76%, 07/25/2035 *	319	363
18.85%, 04/25/2034 - 05/25/2034 *	843	984
19.12%, 08/25/2032 *	179	210
23.02%, 05/25/2034 *	64	73
23.66%, 03/25/2036 *	164	205
24.39%, 02/25/2032 *	46	60
25.22%, 10/25/2036 *	85	102
25.58%, 12/25/2036 *	99	132
Fannie Mae, IO
0.98%, 08/25/2042 *	1,594	56
5.00%, 03/25/2023	587	69
5.50%, 05/25/2033	176	11
5.60%, 09/25/2038 *	1,850	154
5.66%, 02/25/2038 *	1,450	125
5.85%, 06/25/2037 *	928	106
5.93%, 12/25/2039 *	867	59
5.95%, 03/25/2038 *	655	78
6.25%, 06/25/2023 *	367	36
6.29%, 09/25/2037 *	336	37
6.30%, 02/25/2039 *	683	58
6.33%, 06/25/2036 *	410	46
6.50%, 05/25/2033	213	42
6.68%, 01/25/2038 *	514	31
6.90%, 07/25/2037 *	708	83
7.00%, 06/25/2033	197	41
Fannie Mae, PO
01/25/2019 - 11/25/2036	3,769	3,244
Freddie Mac
01/15/2035 *	40	40
0.67%, 02/15/2037 *	159	156
1.00%, 05/15/2036 *	17	17
2.91%, 09/01/2034 *	164	167
4.00%, 05/01/2019 - 03/15/2032	1,007	1,039
4.33%, 11/01/2036 *	167	175
4.50%, 12/15/2018	1,000	1,051
4.72%, 09/20/2012	282	299
5.00%, 10/01/2017 - 03/15/2026	1,726	1,808
5.50%, 09/15/2013 - 12/15/2022	1,532	1,640
5.54%, 05/01/2036 *	421	443
6.00%, 02/15/2013 - 09/15/2036	4,784	5,092
6.00%, 06/01/2036 *	609	646
6.03%, 10/01/2036 *	165	170
6.20%, 02/01/2037 - 03/01/2037 *	787	832
6.38%, 03/15/2032	513	554
6.40%, 11/15/2023	180	194
6.41%, 12/01/2036 *	167	178
6.50%, 10/15/2013 - 02/25/2043	5,200	5,676
6.59%, 07/01/2036 *	260	275
6.68%, 10/01/2036 *	154	163
6.69%, 08/01/2036 *	273	289
7.00%, 10/15/2015 *	609	632
7.00%, 03/15/2024 - 02/25/2043	4,801	5,338
7.25%, 09/15/2030 - 12/15/2030	819	905
7.50%, 02/15/2023 - 08/15/2030	515	572
7.50%, 07/25/2032 - 08/25/2042 *	491	561
8.00%, 01/15/2030	579	615
8.50%, 09/15/2020	124	138
8.66%, 10/15/2033 - 11/15/2033 *	334	298
8.73%, 01/15/2034 - 04/15/2034 *	844	701
8.80%, 10/15/2033 *	70	60
9.84%, 07/15/2032 *	271	276

The notes are an integral part of this report.

1

	Principal	Value
Freddie Mac (continued)
11.54%, 11/15/2033 *	$200	$187
11.54%, 09/15/2033 - 02/15/2034 *	197	187
11.86%, 04/15/2034 *	271	265
12.83%, 07/15/2033 *	335	317
13.74%, 05/15/2030 *	178	198
14.34%, 09/15/2033 *	97	104
16.73%, 02/15/2040 *	100	102
23.65%, 06/15/2034 *	309	377
Freddie Mac, IO
1.34%, 09/15/2011	1,013	10
1.42%, 09/15/2012	644	9
5.00%, 09/15/2035	544	90
5.50%, 07/15/2024	189	19
5.77%, 01/15/2038 - 02/15/2039 *	1,261	106
5.97%, 06/15/2038 *	1,624	183
6.19%, 11/15/2037 *	596	52
6.57%, 04/15/2038 *	436	50
6.77%, 02/15/2033 *	485	25
6.87%, 03/13/2033 - 07/15/2036 *	1,426	139
7.32%, 02/15/2033 *	233	11
7.47%, 07/15/2017 *	470	39
7.77%, 03/15/2032 *	176	27
Freddie Mac, PO
03/15/2019 - 07/15/2036	3,542	3,115
Ginnie Mae
5.00%, 04/16/2023	1,000	1,055
5.50%, 12/20/2013	409	436
6.00%, 08/20/2016	387	417
6.50%, 03/15/2023 - 06/20/2033	6,263	6,775
7.00%, 07/15/2017 - 10/20/2031	253	263
7.33%, 11/20/2030	49	51
7.50%, 11/20/2029 - 09/20/2030	346	383
8.00%, 01/15/2016 - 06/20/2030	233	257
8.50%, 02/16/2030	575	639
9.00%, 05/16/2027	39	42
12.92%, 10/20/2037 *	262	269
15.88%, 06/17/2035 *	144	165
16.20%, 05/18/2034 *	136	155
19.03%, 04/16/2034 *	128	152
19.49%, 09/20/2037 *	143	167
28.29%, 09/20/2034 *	156	204
31.46%, 04/20/2031 *	36	55
Ginnie Mae, IO
5.46%, 12/20/2038 *	470	39
5.50%, 01/20/2032 - 10/16/2037	1,164	160
5.59%, 02/20/2038 *	744	60
5.76%, 11/20/2037 *	718	73
5.84%, 06/20/2039 *	680	67
5.86%, 10/20/2034 *	581	64
5.87%, 02/16/2039 *	432	43
5.96%, 03/20/2037 - 06/20/2038 *	1,353	128
6.03%, 04/20/2039 *	768	81
6.06%, 09/20/2035 - 03/20/2039 *	1,670	183
6.11%, 03/20/2039 *	781	87
6.17%, 05/16/2038 *	784	98
6.24%, 06/16/2037 *	576	56
6.26%, 10/20/2037 *	366	36
6.27%, 03/16/2034 *	1,386	130
6.31%, 11/20/2037 - 12/20/2037 *	702	60
6.46%, 07/20/2036 *	528	51
6.50%, 03/20/2039	341	37
6.51%, 11/20/2033 - 07/20/2037 *	1,209	132
6.54%, 08/20/2037 *	1,068	110
6.58%, 04/16/2037 *	300	40
6.66%, 03/20/2038 *	382	39
6.71%, 10/20/2032 *	500	71
7.72%, 04/16/2032 *	290	54
Ginnie Mae, PO
03/16/2033 - 11/16/2037	774	619
Total U.S. Government Agency Obligations (cost $77,643)		81,437

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
United Mexican States
6.38%, 01/16/2013	75	83
7.50%, 04/08/2033	300	358
Total Foreign Government Obligations (cost $370)		441

MORTGAGE-BACKED SECURITIES - 12.6%
ASG Resecuritization Trust
Series 2009-1, Class A60
5.61%, 06/26/2037- 144A *	394	384
Series 2009-2, Class A55
5.79%, 05/24/2036- 144A *	195	191
Series 2009-3, Class A65
5.57%, 03/26/2037- 144A *	425	413
Series 2009-4, Class A60
6.00%, 06/28/2037- 144A	428	426
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.18%, 09/10/2047 *	150	158
Banc of America Funding Corp., PO
Series 2004-1, Class PO
03/25/2034	107	79
Series 2005-7, Class 30PO
11/25/2035	207	125
Series 2005-8, Class 30PO
01/25/2036	74	44
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.14%, 06/25/2034 *	17	17
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, 02/25/2036 *	350	311
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	420	422
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034- 144A	4,000	4,302
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	200	197
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	356	284

The notes are an integral part of this report.

2

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued)
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	$356	$284
Series 2005-26CB, Class A10
12.60%, 07/25/2035 *	44	46
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	500	393
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	151
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.50%, 07/25/2035 *	945	74
Series 2005-22T1, Class A2
4.82%, 06/25/2035 *	2,333	192
Series 2005-J1, Class 1A4
4.85%, 02/25/2035 *	1,248	100
Countrywide Alternative Loan Trust, PO
Series 2003-J1, Class PO
10/25/2033	120	77
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
3.31%, 06/25/2034 *	90	87
Series 2004-8, Class 2A1
4.50%, 06/25/2019	233	230
Series 2004-HYB1, Class 2A
3.33%, 05/20/2034 *	86	68
Series 2005-22, Class 2A1
5.14%, 11/25/2035 *	468	356
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	178	177
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.88%, 02/25/2035 *	100	96
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,167
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	190	194
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.60%, 03/25/2035- 144A*	412	333
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	348	288
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	215	142
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	390
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.49%, 08/25/2035 *	1,914	20
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
3.00%, 04/21/2034 *	172	165
Series 2004-3, Class 4A2
2.37%, 04/25/2034 *	93	75
MASTR Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	244	241
MASTR Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, 05/25/2018	8	8
MASTR Resecuritization Trust, PO
Series 2005-PO, Class 3PO
05/28/2035- 144A	516	299
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	300	310
Mortgage IT Trust
Series 2005-1, Class 1A1
0.57%, 02/25/2035 *	97	73
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	39	38
Series 2003-A1, Class A5
7.00%, 04/25/2033	20	18
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	617	113
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.11%, 10/25/2017 *	55	55
Series 2003-QS19, Class A1
5.75%, 10/25/2033	241	229
Series 2003-QS3, Class A2
15.96%, 02/25/2018 *	48	47
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	103	72
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	107	107
Series 2003-29, Class 1A1
4.75%, 09/25/2018	826	839
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	276	267
Series 2005-6, Class 4A1
5.00%, 05/25/2035	86	83
Series 2005-6, Class 5A8
13.41%, 05/25/2035 *	56	56
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
6.07%, 08/15/2039 *	50	54
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	982	1,106
WaMu Mortgage Pass Through-Certificates
Series 2003-S9, Class A8
5.25%, 10/25/2033	281	252
Series 2003-S11, Class 2A5
16.37%, 11/25/2033 *	101	102
Series 2004-AR3, Class A2
3.08%, 06/25/2034 *	88	82
Series 2005-4, Class CB7
5.50%, 06/25/2035	500	397

3

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.80%, 04/25/2035 *	$1,630	$133
Series 2005-3, Class CX
5.50%, 05/25/2035	532	72
WaMu Mortgage Pass-Through Certificates, PO
Series 2002-S7, Class 2P
11/25/2017	172	171
Series 2003-MS7, Class P
03/25/2033	99	64
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.47%, 11/25/2033 *	165	166
Series 2004-7, Class 2A2
5.00%, 07/25/2019	202	208
Series 2004-BB, Class A4
2.90%, 01/25/2035 *	245	239
Series 2004-EE, Class 3A1
3.88%, 12/25/2034 *	106	104
Series 2004-V, Class 1A1
3.17%, 10/25/2034 *	187	182
Total Mortgage-Backed Securities (cost $19,846)		20,361

ASSET-BACKED SECURITIES - 0.7%
AmeriCredit Automobile Receivables Trust
Series 2007-CM, Class A3B
0.28%, 05/07/2012 *	15	15
Series 2008-AF, Class A3
5.68%, 12/12/2012	50	51
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034	189	169
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	100	104
Continental Airlines, Inc.
Series 2000-2, Class A2
7.49%, 10/02/2010	50	50
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036	43	29
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	150	153
Series 2009-B, Class A4
4.50%, 07/15/2014	125	133
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	140	142
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	95	96
Series 2009-2, Class A4
2.53%, 06/17/2013	115	117
Total Asset-Backed Securities (cost $1,041)		1,059

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of Illinois
5.10%, 06/01/2033	200	165
Total Municipal Government Obligation (cost $200)

CORPORATE DEBT SECURITIES - 17.9%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.
8.50%, 12/01/2029	38	49
Northrop Grumman Systems Corp.
7.75%, 03/01/2016	75	91
Systems 2001 AT LLC
6.66%, 09/15/2013 - 144A	771	814
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019 - 144A	65	77
Coca-Cola Co.
3.63%, 03/15/2014	50	52
4.88%, 03/15/2019 Λ	65	68
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	50	56
Diageo Capital PLC
7.38%, 01/15/2014	25	29
Diageo Finance BV
5.50%, 04/01/2013	75	82
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	79
PepsiCo, Inc.
7.90%, 11/01/2018 Λ	25	31
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020	12	12
5.70%, 02/01/2019 Λ	50	54
5.75%, 03/15/2040	41	41
Capital Markets - 1.5%
Bank of New York Mellon Corp.
4.60%, 01/15/2020 Λ	30	30
5.13%, 08/27/2013	35	38
BlackRock, Inc.
6.25%, 09/15/2017	100	110
Goldman Sachs Group, Inc.
5.95%, 01/18/2018	70	73
6.15%, 04/01/2018	100	106
6.25%, 09/01/2017	175	188
6.60%, 01/15/2012	50	54
7.50%, 02/15/2019	210	240
Jefferies Group, Inc.
6.45%, 06/08/2027	75	67
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 Џ	1,000	233
Morgan Stanley
4.75%, 04/01/2014	145	148
5.63%, 09/23/2019	100	100
6.60%, 04/01/2012	250	271
6.75%, 04/15/2011	250	264
Northern Trust Corp.
5.50%, 08/15/2013	23	25
State Street Corp.
7.65%, 06/15/2010	300	305
UBS AG
5.75%, 04/25/2018	100	102
Chemicals - 0.4%
Dow Chemical Co.
6.13%, 02/01/2011	160	166

The notes are an integral part of this report.

4

	Principal	Value
Chemicals (continued)
E.I. du Pont de Nemours & Co.
6.00%, 07/15/2018	$150	$166
Monsanto Co.
7.38%, 08/15/2012	100	113
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013 Λ	40	43
PPG Industries, Inc.
5.75%, 03/15/2013	35	38
Praxair, Inc.
4.38%, 03/31/2014	75	80
Commercial Banks - 1.2%
Barclays Bank PLC
2.50%, 01/23/2013	100	100
3.90%, 04/07/2015	100	100
5.13%, 01/08/2020	100	99
BB&T Corp.
3.38%, 09/25/2013 Λ	50	51
3.85%, 07/27/2012	50	52
4.90%, 06/30/2017	30	30
6.85%, 04/30/2019	75	85
Corp., Andina de Fomento
5.20%, 05/21/2013 Λ	100	106
KeyCorp
6.50%, 05/14/2013 Λ	50	53
National Australia Bank, Ltd.
3.75%, 03/02/2015 - 144A	100	100
PNC Funding Corp.
5.13%, 02/08/2020	65	65
5.25%, 11/15/2015	50	53
SunTrust Banks, Inc.
6.38%, 04/01/2011	250	262
U.S. Bancorp
2.88%, 11/20/2014 Λ	42	41
Wachovia Corp.
5.50%, 05/01/2013 Λ	220	238
5.75%, 02/01/2018	325	346
Wells Fargo & Co.
3.75%, 10/01/2014	100	101
Commercial Services & Supplies - 0.0% ■
Waste Management, Inc.
7.38%, 03/11/2019	35	41
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016	50	56
5.90%, 02/15/2039	70	71
Computers & Peripherals - 0.4%
Dell, Inc.
7.10%, 04/15/2028	25	28
Hewlett-Packard Co.
2.95%, 08/15/2012	40	41
4.75%, 06/02/2014	50	54
5.40%, 03/01/2017	50	54
6.13%, 03/01/2014	100	113
International Business Machines Corp.
6.22%, 08/01/2027 Λ	250	270
Consumer Finance - 0.3%
American Express Credit Corp. - Series C
5.88%, 05/02/2013	145	158
American General Finance Corp.
5.38%, 10/01/2012	60	56
Capital One Financial Corp.
5.70%, 09/15/2011	20	21
6.25%, 11/15/2013 Λ	75	82
6.75%, 09/15/2017	60	66
7.38%, 05/23/2014 Λ	40	46
Diversified Financial Services - 5.5%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	76
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	500	506
Bank of America Corp.
4.50%, 04/01/2015	63	64
Bank of America Corp. - Series L
7.38%, 05/15/2014	100	112
BP Capital Markets PLC
3.13%, 03/10/2012	50	52
5.25%, 11/07/2013 Λ	150	165
Caterpillar Financial Services Corp.
4.90%, 08/15/2013	100	108
7.05%, 10/01/2018 Λ	125	145
Caterpillar Financial Services Corp. - Series F
6.20%, 09/30/2013	125	141
Citigroup, Inc.
5.50%, 04/11/2013 Λ	100	105
5.63%, 08/27/2012	400	419
6.00%, 08/15/2017	300	307
8.13%, 07/15/2039 Λ	50	58
8.50%, 05/22/2019	50	58
CME Group, Inc.
5.40%, 08/01/2013	250	273
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016 Λ	100	111
Countrywide Home Loans, Inc.
4.00%, 03/22/2011	225	231
Credit Suisse USA, Inc.
4.88%, 01/15/2015 Λ	300	318
5.13%, 01/15/2014 Λ	125	134
General Electric Capital Corp.
5.63%, 05/01/2018 Λ	500	523
5.88%, 02/15/2012 Λ	1,020	1,096
5.90%, 05/13/2014 Λ	150	165
6.00%, 06/15/2012	1,020	1,105
HSBC Finance Corp.
5.25%, 01/15/2014	100	106
6.38%, 10/15/2011 Λ	760	809
International Lease Finance Corp.
5.88%, 05/01/2013	40	38
John Deere Capital Corp.
5.25%, 10/01/2012	75	81
John Hancock Global Funding II
7.90%, 07/02/2010 - 144A	300	305
Merrill Lynch & Co., Inc.
4.79%, 08/04/2010	100	101
5.45%, 07/15/2014	235	246
6.15%, 04/25/2013	170	183
6.88%, 04/25/2018	60	65

The notes are an integral part of this report.

5

	Principal	Value
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	$120	$126
National Rural Utilities Cooperative Finance Corp
4.75%, 03/01/2014 Λ	75	80
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	97
6.25%, 02/15/2012 - 144A	350	374
Textron Financial Corp.
5.40%, 04/28/2013	40	41
Diversified Telecommunication Services - 1.5%
AT&T Corp.
8.00%, 11/15/2031 *	100	122
AT&T, Inc.
4.95%, 01/15/2013	210	226
5.10%, 09/15/2014	45	49
5.50%, 02/01/2018	75	80
5.60%, 05/15/2018 Λ	75	80
5.88%, 02/01/2012	150	161
BellSouth Corp.
5.20%, 09/15/2014	5	5
6.00%, 10/15/2011	250	267
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	44	46
British Telecommunications PLC
9.13%, 12/15/2010 *	50	53
9.63%, 12/15/2030 *	150	189
Deutsche Telekom International Finance BV
4.88%, 07/08/2014	75	79
France Telecom SA
7.75%, 03/01/2011 *	200	212
NYNEX Corp.
9.55%, 05/01/2010	36	36
Telecom Italia Capital SA
4.95%, 09/30/2014	100	103
Telecom Italia Capital SA - Series B
5.25%, 11/15/2013	60	63
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	109
5.88%, 07/15/2019 Λ	40	43
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	24
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	443
Electric Utilities - 1.2%
Carolina Power & Light Co.
5.30%, 01/15/2019	70	74
CenterPoint Energy Houston Electric, LLC - Series M2
5.75%, 01/15/2014	60	65
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	59
Columbus Southern Power Co. - Series G
6.05%, 05/01/2018 Λ	30	32
Duke Energy Corp.
5.63%, 11/30/2012	100	110
6.25%, 01/15/2012 Λ	100	109
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	85
Florida Power & Light Co.
5.95%, 02/01/2038 Λ	50	51
Florida Power Corp.
4.80%, 03/01/2013 Λ	50	54
FPL Group Capital, Inc.
6.00%, 03/01/2019 Λ	25	27
7.88%, 12/15/2015	30	36
Indiana Michigan Power Co.
7.00%, 03/15/2019	30	34
Jersey Central Power & Light Co.
7.35%, 02/01/2019	15	17
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	90	105
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	40
NiSource Finance Corp.
10.75%, 03/15/2016	50	64
Ohio Power Co.
5.75%, 09/01/2013	100	109
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013	20	22
6.80%, 09/01/2018	25	28
PacifiCorp
5.65%, 07/15/2018	25	27
PECO Energy Co.
5.35%, 03/01/2018	50	53
PSEG Power LLC
7.75%, 04/15/2011	115	122
Public Service Co. of Colorado
5.80%, 08/01/2018	20	22
6.50%, 08/01/2038	45	50
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	32
5.38%, 11/01/2039	14	13
6.33%, 11/01/2013	60	68
Southern California Edison Co.
4.15%, 09/15/2014	25	26
5.50%, 08/15/2018	65	70
6.05%, 03/15/2039	60	63
Southern Co.
4.15%, 05/15/2014 Λ	85	89
Virginia Electric and Power Co.
5.40%, 04/30/2018	100	106
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	39
Energy Equipment & Services - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017 Λ	50	55
Halliburton Co.
7.45%, 09/15/2039	100	123
TransCanada Pipelines, Ltd.
4.00%, 06/15/2013	50	52
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	16
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	15	16
8.50%, 06/15/2019	25	29

The notes are an integral part of this report.

6

	Principal	Value
Food Products (continued)
General Mills, Inc.
6.00%, 02/15/2012	$25	$27
Kellogg Co.
4.25%, 03/06/2013	80	86
Kraft Foods, Inc.
6.13%, 02/01/2018 Λ	100	110
6.75%, 02/19/2014 Λ	50	56
6.88%, 02/01/2038	50	54
7.00%, 08/11/2037	75	82
Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	43
Schlumberger Technology Corp.
6.50%, 04/15/2012 - 144A	50	55
Southern California Gas Co.
4.80%, 10/01/2012	100	107
Health Care Equipment & Supplies - 0.0% ■
Baxter International, Inc.
4.00%, 03/01/2014	25	26
Health Care Providers & Services - 0.0% ■
WellPoint, Inc.
5.88%, 06/15/2017	13	14
7.00%, 02/15/2019	9	10
Household Products - 0.0% ■
Kimberly-Clark Corp.
7.50%, 11/01/2018 Λ	15	18
Industrial Conglomerates - 0.0% ■
Tyco International Finance SA
8.50%, 01/15/2019	40	50
Insurance - 0.6%
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	100	105
4.60%, 05/15/2013	100	107
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	107
Metropolitan Life Global Funding I
5.13%, 04/10/2013 - 144A	100	107
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	161
Protective Life Secured Trusts
4.00%, 04/01/2011	250	255
Travelers Cos., Inc.
5.80%, 05/15/2018	50	54
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	106
IT Services - 0.0% ■
Electronic Data Systems LLC - Series B
6.00%, 08/01/2013* Λ	50	56
Machinery - 0.0% ■
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, 05/15/2018 Λ	20	21
Media - 1.8%
CBS Corp.
5.75%, 04/15/2020	17	17
Comcast Cable Holdings LLC
9.80%, 02/01/2012	500	567
Comcast Corp.
5.50%, 03/15/2011	250	260
6.50%, 01/15/2017	50	56
COX Communications, Inc.
6.75%, 03/15/2011	1,000	1,048
Historic TW, Inc.
9.15%, 02/01/2023	500	649
News America Holdings, Inc.
8.88%, 04/26/2023	80	100
News America, Inc.
7.30%, 04/30/2028	50	54
Thomson Reuters Corp.
4.70%, 10/15/2019	15	15
5.95%, 07/15/2013	35	39
Time Warner Cable, Inc.
7.30%, 07/01/2038	100	111
Viacom, Inc.
6.25%, 04/30/2016	50	55
Metals & Mining - 0.0% ■
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014	50	55
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	15	17
Target Corp.
6.00%, 01/15/2018	100	112
Multi-Utilities - 0.2%
Dominion Resources, Inc. - Series B
6.25%, 06/30/2012	144	156
PG&E Corp.
5.75%, 04/01/2014	100	109
Sempra Energy
6.50%, 06/01/2016	50	56
8.90%, 11/15/2013 Λ	50	60
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.75%, 06/15/2014 Λ	50	54
8.70%, 03/15/2019	80	99
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	27
Cenovus Energy, Inc.
5.70%, 10/15/2019 - 144A	30	32
Conoco Funding Co.
7.25%, 10/15/2031	50	59
ConocoPhillips
5.75%, 02/01/2019 Λ	75	82
EnCana Corp.
6.50%, 05/15/2019	50	56
Marathon Oil Corp.
8.38%, 05/01/2012	150	168
Petro-Canada
6.05%, 05/15/2018	40	43
6.80%, 05/15/2038	50	53
Shell International Finance BV
6.38%, 12/15/2038	100	110

The notes are an integral part of this report.

7

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Capital LLC
5.50%, 03/01/2014	$125	$132
8.00%, 10/01/2019	50	59
Talisman Energy, Inc.
7.75%, 06/01/2019 Λ	10	12
XTO Energy, Inc.
4.63%, 06/15/2013	50	54
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	55
Eli Lilly & Co.
3.55%, 03/06/2012	50	52
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	53
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	53
6.10%, 05/01/2016	60	63
6.75%, 05/15/2014	30	33
WEA Finance LLC
6.75%, 09/02/2019 - 144A	68	73
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017 Λ	50	54
6.70%, 08/01/2028	50	53
CSX Corp.
6.30%, 03/15/2012	25	27
Norfolk Southern Corp.
6.75%, 02/15/2011	50	52
Union Pacific Corp.
4.70%, 01/02/2024	88	87
5.65%, 05/01/2017	50	53
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	15	16
Oracle Corp.
5.25%, 01/15/2016 Λ	30	33
5.75%, 04/15/2018	100	110
6.50%, 04/15/2038 Λ	30	33
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	85	91
Staples, Inc.
9.75%, 01/15/2014	45	55
Transportation Infrastructure - 0.0% ■
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35	45
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	100	107
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc.
7.88%, 03/01/2011 Λ	100	106
Vodafone Group PLC
5.00%, 09/15/2015	115	122
Total Corporate Debt Securities (cost $27,839)		28,902

CONVERTIBLE BOND - 0.3%
Diversified Financial Services - 0.3%
BA Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	427
Total Convertible Bond (cost $399)

	Shares
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	3,666,988	3,667
Total Securities Lending Collateral (cost $3,667)

	Principal
REPURCHASE AGREEMENT - 0.9%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,498 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,532.	$1,498	1,498
Total Repurchase Agreement (cost $1,498)

Total Investment Securities (cost $156,480) #		164,079
Other Assets and Liabilities - Net		(2,207)

Net Assets		$161,872

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,593.
■	Amount rounds to less than 0.1%.
Џ	In default.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $156,480. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,985 and $2,386, respectively. Net unrealized appreciation for tax purposes is $7,599.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $9,808, or 6.06%, of the fund’s net assets.

IO	Interest only
PO	Principal only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report.

8

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Asset-Backed Security	$—	$1,059	$—	$1,059
Fixed Income - Consumer Discretionary	—	3,092	—	3,092
Fixed Income - Consumer Staples	—	968	—	968
Fixed Income - Energy	—	1,215	—	1,215
Fixed Income - Financials	—	15,240	—	15,240
Fixed Income - Foreign Government Obligation	—	441	—	441
Fixed Income - Health Care	—	317	—	317
Fixed Income - Industrials	—	1,535	—	1,535
Fixed Income - Information Technology	—	935	—	935
Fixed Income - Materials	—	661	—	661
Fixed Income - Mortgage-Backed Security	—	20,361	—	20,361
Fixed Income - Municipal Government Obligation	—	165	—	165
Fixed Income - Telecommunication Services	—	2,772	—	2,772
Fixed Income - U.S. Government Agency Obligation	—	81,437	—	81,437
Fixed Income - U.S. Government Obligation	—	26,122	—	26,122
Fixed Income - Utilities	—	2,594	—	2,594
Cash & Cash Equivalent - Repurchase Agreement	—	1,498	—	1,498
Cash & Cash Equivalent - Securities Lending Collateral	3,667	—	—	3,667
Total	$3,667	$160,412	$—	$164,079

The notes are an integral part of this report.

9

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	3,100	$239
Honeywell International, Inc.	13,900	629
L-3 Communications Holdings, Inc.	2,500	229
Northrop Grumman Corp.	3,900	256
United Technologies Corp.	24,000	1,767
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	1,800	116
Airlines - 0.1%
Continental Airlines, Inc. - Class B ‡ Λ	3,300	73
Auto Components - 0.7%
Johnson Controls, Inc. Λ	21,500	709
TRW Automotive Holdings Corp. ‡ Λ	3,100	89
Automobiles - 0.2%
Ford Motor Co. ‡ Λ	17,100	215
Beverages - 2.0%
Coca-Cola Co. Λ	39,600	2,178
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. ‡ Λ	6,900	375
Biogen Idec, Inc. ‡	9,800	562
Celgene Corp. ‡	12,100	750
Gilead Sciences, Inc. ‡	5,200	236
Capital Markets - 2.4%
Bank of New York Mellon Corp.	5,200	161
Federated Investors, Inc. - Class B	700	18
Goldman Sachs Group, Inc.	9,000	1,536
Janus Capital Group, Inc. Λ	4,400	63
Morgan Stanley	15,000	439
State Street Corp.	9,600	433
Chemicals - 2.2%
Air Products & Chemicals, Inc.	3,700	274
Airgas, Inc.	1,700	108
Dow Chemical Co.	25,200	745
E.I. du Pont de Nemours & Co.	24,500	912
PPG Industries, Inc.	5,700	373
Commercial Banks - 3.6%
BB&T Corp.	19,400	628
Fifth Third Bancorp Λ	21,800	296
PNC Financial Services Group, Inc.	7,800	466
Regions Financial Corp. Λ	20,700	162
TCF Financial Corp. Λ	6,600	105
U.S. Bancorp	4,400	114
Wells Fargo & Co.	71,400	2,223
Communications Equipment - 3.7%
Cisco Systems, Inc. ‡	72,700	1,892
Corning, Inc.	29,600	598
Juniper Networks, Inc. ‡ Λ	8,500	261
QUALCOMM, Inc.	32,100	1,348
Computers & Peripherals - 5.9%
Apple, Inc. ‡	9,900	2,327
EMC Corp. ‡	3,100	56
Hewlett-Packard Co.	37,900	2,014
International Business Machines Corp.	16,100	2,065
SanDisk Corp. ‡	7,000	242
Consumer Finance - 1.2%
American Express Co.	8,700	359
Capital One Financial Corp.	23,600	977
Diversified Financial Services - 4.5%
Bank of America Corp.	166,000	2,964
Citigroup, Inc. ‡	300,500	1,217
CME Group, Inc. - Class A	900	284
IntercontinentalExchange, Inc. ‡	1,300	146
NASDAQ OMX Group ‡ Λ	16,100	340
NYSE Euronext	2,700	80
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	48,500	1,253
Qwest Communications International, Inc. Λ	70,900	370
Verizon Communications, Inc.	41,500	1,287
Electric Utilities - 2.1%
Edison International	8,200	280
Entergy Corp.	2,800	228
FirstEnergy Corp.	2,700	106
FPL Group, Inc. Λ	18,100	875
NV Energy, Inc.	25,000	308
PPL Corp.	3,700	103
Southern Co. Λ	11,200	371
Electrical Equipment - 0.6%
Emerson Electric Co.	14,000	705
Energy Equipment & Services - 1.6%
Baker Hughes, Inc. Λ	7,030	329
Halliburton Co.	16,600	500
Helmerich & Payne, Inc.	3,000	114
National Oilwell Varco, Inc.	9,100	369
Schlumberger, Ltd. Λ	7,900	502
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	27,420	1,002
Kroger Co.	10,200	221
Safeway, Inc.	4,600	114
Sysco Corp. Λ	18,900	558
Wal-Mart Stores, Inc.	16,600	923
Food Products - 2.1%
Archer-Daniels-Midland Co.	8,300	240
General Mills, Inc.	16,000	1,133
Kellogg Co.	7,100	379
Kraft Foods, Inc. - Class A Λ	17,800	538
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	13,500	785
Covidien PLC	10,600	533
Stryker Corp. Λ	3,300	189
Health Care Providers & Services - 2.2%
Aetna, Inc.	4,300	151
Cardinal Health, Inc.	11,300	407
Cigna Corp.	12,700	464
McKesson Corp.	6,400	421
Medco Health Solutions, Inc. ‡	7,800	503
Universal Health Services, Inc. - Class B	1,700	60
WellPoint, Inc. ‡	7,200	464
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	9,300	362
Darden Restaurants, Inc.	6,400	285
International Game Technology	4,893	90
McDonald’s Corp.	3,100	207
MGM Mirage, Inc. ‡ Λ	8,200	98
Royal Caribbean Cruises, Ltd. ‡ Λ	12,500	412
Starwood Hotels & Resorts Worldwide, Inc. Λ	1,000	47
Yum! Brands, Inc.	4,900	188

The notes are an integral part of this report.

1

	Shares	Value
Household Durables - 0.6%
D.R. Horton, Inc. Λ	4,200	$53
KB Home Λ	9,700	162
Lennar Corp. - Class A Λ	18,900	325
Toll Brothers, Inc. ‡	2,700	56
Whirlpool Corp.	900	79
Household Products - 2.7%
Colgate-Palmolive Co. Λ	1,300	111
Kimberly-Clark Corp.	12,000	755
Procter & Gamble Co.	35,400	2,240
Industrial Conglomerates - 1.9%
General Electric Co.	105,700	1,924
Textron, Inc. Λ	7,400	157
Insurance - 2.9%
ACE, Ltd.	6,800	356
Aflac, Inc. Λ	11,700	635
Berkshire Hathaway, Inc. - Class B ‡ Λ	4,400	358
Everest RE Group, Ltd.	1,300	105
Hartford Financial Services Group, Inc.	4,000	114
PartnerRe, Ltd. Λ	3,900	311
Principal Financial Group, Inc. Λ	2,100	61
Prudential Financial, Inc. Λ	13,800	834
RenaissanceRe Holdings, Ltd. Λ	8,700	494
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. ‡	2,000	271
Expedia, Inc. Λ	2,400	60
Internet Software & Services - 1.7%
Google, Inc. - Class A ‡	3,300	1,871
IT Services - 1.2%
Cognizant Technology Solutions Corp. - Class A ‡	14,500	738
Computer Sciences Corp. ‡	600	33
Genpact, Ltd. ‡ Λ	9,700	163
Mastercard, Inc. - Class A	1,400	356
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. ‡	11,000	566
Machinery - 2.9%
Deere & Co.	19,700	1,170
Oshkosh Corp. ‡	2,000	81
PACCAR, Inc. Λ	24,300	1,053
Parker Hannifin Corp. Λ	13,700	887
Media - 3.2%
Comcast Corp. - Class A	14,400	259
DIRECTV - Class A ‡	3,300	112
DISH Network Corp. - Class A Λ	5,300	110
Gannett Co., Inc. Λ	24,300	401
Interpublic Group of Cos., Inc. ‡ Λ	4,700	39
Time Warner Cable, Inc. Λ	1,700	91
Time Warner, Inc.	27,400	857
Walt Disney Co.	44,200	1,543
Metals & Mining - 1.3%
Cliffs Natural Resources, Inc.	1,600	114
Freeport-McMoRan Copper & Gold, Inc.	10,330	862
U.S. Steel Corp. Λ	7,600	483
Multiline Retail - 0.8%
Family Dollar Stores, Inc. Λ	4,500	165
JC Penney Co., Inc.	1,800	58
Kohl’s Corp. ‡	13,200	723
Multi-Utilities - 1.4%
Ameren Corp.	4,300	112
Public Service Enterprise Group, Inc.	10,000	295
Scana Corp. Λ	13,100	492
Xcel Energy, Inc. Λ	32,100	681
Office Electronics - 0.1%
Xerox Corp.	6,900	67
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	11,700	852
Apache Corp.	7,100	721
Chesapeake Energy Corp. Λ	1,800	43
Chevron Corp.	19,800	1,501
ConocoPhillips	24,500	1,254
Consol Energy, Inc.	2,500	107
EOG Resources, Inc.	5,400	502
Exxon Mobil Corp.	49,500	3,316
Noble Energy, Inc. Λ	4,700	343
Occidental Petroleum Corp.	12,800	1,082
Peabody Energy Corp.	2,000	91
Spectra Energy Corp.	6,900	155
Ultra Petroleum Corp. ‡	4,900	228
Williams Cos., Inc.	6,400	148
Pharmaceuticals - 6.2%
Abbott Laboratories	36,400	1,918
Allergan, Inc.	1,800	118
Bristol-Myers Squibb Co.	1,300	35
Johnson & Johnson	15,700	1,024
King Pharmaceuticals, Inc. ‡	8,900	105
Merck & Co., Inc.	61,937	2,312
Mylan, Inc. ‡ Λ	3,000	68
Pfizer, Inc.	79,000	1,355
Real Estate Investment Trusts - 1.2%
Digital Realty Trust, Inc. Λ	5,100	276
Duke Realty Corp. Λ	27,800	346
Felcor Lodging Trust, Inc. ‡	6,900	39
General Growth Properties, Inc.	7,900	127
Host Hotels & Resorts, Inc. Λ	13,323	195
Liberty Property Trust	3,100	105
Senior Housing Properties Trust	5,000	111
Simon Property Group, Inc. Λ	1,112	93
Universal Health Realty Income Trust	600	21
Road & Rail - 2.3%
CSX Corp.	25,100	1,277
Norfolk Southern Corp.	10,800	604
Union Pacific Corp.	9,600	704
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	2,900	84
Applied Materials, Inc.	24,300	328
Broadcom Corp. - Class A	10,400	344
Intel Corp.	6,200	138
Intersil Corp. - Class A Λ	30,300	446
Marvell Technology Group, Ltd. ‡	14,500	296
National Semiconductor Corp. Λ	5,300	77
Novellus Systems, Inc. ‡ Λ	11,200	280
Xilinx, Inc. Λ	6,700	171

The notes are an integral part of this report.

2

	Shares	Value
Software - 3.6%
Citrix Systems, Inc. ‡	1,100	$52
Intuit, Inc. ‡ Λ	1,800	62
Microsoft Corp.	115,900	3,393
Oracle Corp.	16,800	432
Symantec Corp. ‡	5,500	93
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. ‡	8,800	385
Home Depot, Inc.	4,600	149
Lowe’s Cos., Inc.	37,800	917
Staples, Inc. Λ	17,800	416
TJX Cos., Inc. Λ	6,500	276
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc. Λ	20,300	802
Nike, Inc. - Class B	5,700	419
V.F. Corp.	3,400	273
Tobacco - 1.7%
Philip Morris International, Inc.	36,300	1,893
Water Utilities - 0.2%
American Water Works Co., Inc.	10,200	222
Wireless Telecommunication Services - 0.7%
American Tower Corp. - Class A ‡	5,600	239
Sprint Nextel Corp. ‡	149,800	569
Total Common Stocks (cost $100,703)		110,898

	Principal
U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Note
2.88% 06/30/2010 £	$185	186
Total U.S. Government Obligation (cost $186)

	Shares
SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	11,206,697	11,207
Total Securities Lending Collateral (cost $11,207)

	Principal
REPURCHASE AGREEMENT - 0.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $294 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $301.	$294	294
Total Repurchase Agreement (cost $294)

Total Investment Securities (cost $112,390) #		122,585
Other Assets and Liabilities - Net		(11,215)

Net Assets		$111,370

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 E-Mini Index	8	06/18/2010	$4

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $10,929.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
£	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security segregated at 03/31/2010 is $166.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $112,390. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,088 and $893, respectively. Net unrealized appreciation for tax purposes is $10,195.

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,703	$—	$—	$11,703
Equities - Consumer Staples	12,285	—	—	12,285
Equities - Energy	12,157	—	—	12,157
Equities - Financials	17,592	—	—	17,592
Equities - Health Care	13,401	—	—	13,401
Equities - Industrials	11,871	—	—	11,871
Equities - Information Technology	18,879	—	—	18,879
Equities - Materials	3,871	—	—	3,871
Equities - Telecommunication Services	5,066	—	—	5,066
Equities - Utilities	4,073	—	—	4,073
Fixed Income - U.S. Government Obligation	—	186	—	186
Cash & Cash Equivalent - Repurchase Agreement	—	294	—	294
Cash & Cash Equivalent - Securities Lending Collateral	11,207	—	—	11,207
Total	$122,105	$480	$—	$122,585

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$4	$—	$4
Total	$—	$4	$—	$4

*                           Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

4

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 3.1%
Alliant Techsystems, Inc. ‡	16,100	$1,309
L-3 Communications Holdings, Inc.	30,800	2,822
Precision Castparts Corp.	28,310	3,587
Auto Components - 0.7%
WABCO Holdings, Inc. ‡	61,800	1,849
Beverages - 0.6%
Brown-Forman Corp. - Class B	27,474	1,633
Capital Markets - 2.3%
Affiliated Managers Group, Inc. ‡ Λ	12,350	976
Ameriprise Financial, Inc.	28,900	1,311
Northern Trust Corp.	25,200	1,393
T. Rowe Price Group, Inc.	36,900	2,026
Chemicals - 3.8%
Airgas, Inc.	13,000	827
Albemarle Corp.	76,200	3,249
PPG Industries, Inc. Λ	39,000	2,551
Sigma-Aldrich Corp.	54,700	2,935
Commercial Banks - 7.3%
Bancorpsouth, Inc. Λ	49,600	1,040
BB&T Corp. Λ	78,500	2,543
City National Corp. Λ	25,700	1,387
Cullen/Frost Bankers, Inc.	31,000	1,730
KeyCorp	165,700	1,284
M&T Bank Corp. Λ	50,700	4,024
SunTrust Banks, Inc.	72,800	1,950
TCF Financial Corp. Λ	122,100	1,946
Wilmington Trust Corp. Λ	87,800	1,455
Zions Bancorporation	46,600	1,017
Commercial Services & Supplies - 2.0%
Republic Services, Inc. - Class A	174,850	5,074
Construction Materials - 0.3%
Vulcan Materials Co. Λ	16,500	779
Containers & Packaging - 1.5%
Ball Corp.	68,900	3,678
Distributors - 1.2%
Genuine Parts Co.	68,800	2,906
Diversified Consumer Services - 0.8%
H&R Block, Inc. Λ	114,600	2,040
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	68,900	2,444
Windstream Corp. Λ	78,360	853
Electric Utilities - 2.1%
Westar Energy, Inc.	126,700	2,825
Wisconsin Energy Corp.	49,700	2,456
Electrical Equipment - 1.9%
Ametek, Inc.	12,300	510
Cooper Industries PLC - Class A	42,500	2,037
Roper Industries, Inc.	40,900	2,366
Electronic Equipment & Instruments - 3.3%
Amphenol Corp. - Class A Λ	61,600	2,599
Arrow Electronics, Inc. ‡	68,900	2,076
Tyco Electronics, Ltd.	136,600	3,754
Food & Staples Retailing - 1.5%
Safeway, Inc. Λ	153,400	3,814
Food Products - 1.6%
JM Smucker Co.	54,600	3,290
McCormick & Co., Inc.	19,700	756
Gas Utilities - 3.8%
Energen Corp.	86,200	4,010
EQT Corp.	69,800	2,862
Oneok, Inc.	60,300	2,753
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson and Co.	49,100	3,866
Health Care Providers & Services - 4.3%
Community Health Systems, Inc. ‡ Λ	71,900	2,655
Coventry Health Care, Inc. ‡	90,550	2,238
Lincare Holdings, Inc. ‡	102,600	4,605
VCA Antech, Inc. ‡	41,600	1,166
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	37,024	1,649
Marriott International, Inc. - Class A	53,619	1,690
Yum! Brands, Inc.	65,400	2,507
Household Durables - 2.9%
Fortune Brands, Inc.	72,400	3,512
Jarden Corp.	48,700	1,621
Snap-On, Inc.	48,100	2,085
Household Products - 1.3%
Clorox Co.	26,200	1,681
Energizer Holdings, Inc. ‡	26,200	1,644
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	37,000	1,410
Insurance - 10.9%
AON Corp.	17,700	756
Assurant, Inc.	78,950	2,714
Cincinnati Financial Corp.	157,925	4,563
Loews Corp.	103,000	3,840
Old Republic International Corp.	409,525	5,192
OneBeacon Insurance Group, Ltd. - Class A	112,331	1,938
Principal Financial Group, Inc. Λ	101,100	2,953
Symetra Financial Corp. ‡	30,100	397
Transatlantic Holdings, Inc.	55,200	2,915
WR Berkley Corp.	97,100	2,533
Internet & Catalog Retail - 0.8%
Expedia, Inc.	84,200	2,102
Media - 3.7%
Cablevision Systems Corp. - Class A	62,200	1,502
Clear Channel Outdoor Holdings, Inc. - Class A ‡	118,284	1,255
Gannett Co., Inc.	93,600	1,546
Madison Square Garden, Inc. ‡	18,800	409
Omnicom Group, Inc.	30,200	1,172
Scripps Networks Interactive, Inc. - Class A	30,300	1,344
Washington Post Co. - Class B	4,755	2,111
Multi-Utilities - 4.8%
CMS Energy Corp. Λ	231,100	3,574
NSTAR	59,300	2,100
PG&E Corp.	69,450	2,946
Xcel Energy, Inc.	157,800	3,345
Oil, Gas & Consumable Fuels - 5.8%
CVR Energy, Inc. ‡ Λ	123,400	1,080
Devon Energy Corp.	49,200	3,170
Kinder Morgan Management LLC ‡	56,387	3,305
Teekay Corp. Λ	91,100	2,072
Williams Cos., Inc.	220,900	5,103

The notes are an integral part of this report.

1

	Shares	Value
Real Estate Investment Trusts - 4.2%
Kimco Realty Corp. Λ	176,400	$2,759
Public Storage	14,600	1,343
Regency Centers Corp. Λ	55,100	2,065
Ventas, Inc.	39,100	1,856
Vornado Realty Trust	34,460	2,609
Real Estate Management & Development - 0.9%
Brookfield Properties Corp.	148,975	2,288
Semiconductors & Semiconductor Equipment - 0.5%
Avago Technologies, Ltd. ‡	60,469	1,243
Software - 1.9%
Jack Henry & Associates, Inc.	102,400	2,463
Synopsys, Inc. ‡ Λ	99,400	2,224
Specialty Retail - 6.9%
AutoNation, Inc. ‡ Λ	66,419	1,201
AutoZone, Inc. ‡ Λ	13,650	2,363
Bed Bath & Beyond, Inc. ‡	47,600	2,083
Gap, Inc.	184,700	4,267
Sherwin-Williams Co. Λ	25,200	1,706
Staples, Inc.	53,000	1,240
Tiffany & Co.	45,300	2,151
TJX Cos., Inc.	58,300	2,479
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp. Λ	17,100	981
V.F. Corp.	6,000	481
Thrifts & Mortgage Finance - 0.4%
People’s United Financial, Inc.	67,200	1,051
Tobacco - 0.6%
Lorillard, Inc. Λ	18,900	1,422
Water Utilities - 0.7%
American Water Works Co., Inc.	81,000	1,763
Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc. - Class L	93,232	2,782
Total Common Stocks (cost $217,931)		241,812

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	10,726,379	10,726
Total Securities Lending Collateral (cost $10,726)

	Principal
REPURCHASE AGREEMENT - 4.0%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $9,977 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $10,179.	9,977	9,977
Total Repurchase Agreement (cost $9,977)

Total Investment Securities (cost $238,634) #		262,515
Other Assets and Liabilities - Net		(10,272)

Net Assets		$252,243

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $10,472.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $238,634. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,630 and $10,749, respectively. Net unrealized appreciation for tax purposes is $23,881.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$50,251	$—	$—	$50,251
Equities - Consumer Staples	14,240	—	—	14,240
Equities - Energy	14,730	—	—	14,730
Equities - Financials	65,855	—	—	65,855
Equities - Health Care	14,530	—	—	14,530
Equities - Industrials	19,115	—	—	19,115
Equities - Information Technology	14,359	—	—	14,359
Equities - Materials	14,019	—	—	14,019
Equities - Telecommunication Services	6,079	—	—	6,079
Equities - Utilities	28,634	—	—	28,634
Cash & Cash Equivalent - Repurchase Agreement	—	9,977	—	9,977
Cash & Cash Equivalent - Securities Lending Collateral	10,726	—	—	10,726
Total	$252,538	$9,977	$—	$262,515

The notes are an integral part of this report.

2

Transamerica Marsico Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.4%
Commercial Banks - 0.4%
Wells Fargo & Co., 8.00% Λ	80,025	$2,185
Total Preferred Stock (cost $1,536)

COMMON STOCKS - 95.7%
Aerospace & Defense - 3.0%
General Dynamics Corp.	208,451	16,092
Air Freight & Logistics - 2.7%
FedEx Corp.	154,970	14,474
Biotechnology - 1.0%
Gilead Sciences, Inc. ‡	115,379	5,247
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	108,667	18,542
Chemicals - 10.2%
Air Products & Chemicals, Inc.	68,668	5,078
Dow Chemical Co.	688,917	20,371
Potash Corp. of Saskatchewan, Inc.	70,287	8,389
PPG Industries, Inc.	135,978	8,893
Praxair, Inc.	145,084	12,042
Commercial Banks - 8.0%
PNC Financial Services Group, Inc.	178,387	10,650
U.S. Bancorp	375,251	9,711
Wells Fargo & Co.	710,037	22,096
Communications Equipment - 3.9%
Cisco Systems, Inc. ‡	656,580	17,090
Research In Motion, Ltd. ‡ Λ	52,706	3,898
Computers & Peripherals - 7.5%
Apple, Inc. ‡	131,438	30,880
EMC Corp. ‡	493,179	8,897
Consumer Finance - 1.8%
American Express Co.	238,857	9,855
Diversified Financial Services - 3.4%
JPMorgan Chase & Co.	410,984	18,392
Energy Equipment & Services - 4.0%
Transocean, Ltd. ‡	247,153	21,349
Hotels, Restaurants & Leisure - 4.6%
McDonald’s Corp.	284,821	19,003
Wynn Resorts, Ltd.	68,251	5,175
Internet & Catalog Retail - 4.3%
Amazon.com, Inc. ‡	122,820	16,670
priceline.com, Inc. ‡	25,473	6,496
Internet Software & Services - 6.2%
Baidu, Inc. ADR ‡	24,490	14,621
Google, Inc. - Class A ‡	32,923	18,667
IT Services - 5.9%
Mastercard, Inc. - Class A	60,103	15,266
Visa, Inc. - Class A	178,053	16,208
Machinery - 0.6%
Danaher Corp.	40,768	3,258
Media - 0.8%
DIRECTV - Class A ‡ Λ	134,280	4,540
Metals & Mining - 3.6%
BHP Billiton PLC ADR	279,659	19,137
Multiline Retail - 0.8%
Nordstrom, Inc. Λ	104,620	4,274
Oil, Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	142,256	13,221
Pharmaceuticals - 4.0%
Johnson & Johnson	164,436	10,721
Merck & Co., Inc.	285,396	10,660
Road & Rail - 7.1%
Norfolk Southern Corp. Λ	217,210	12,140
Union Pacific Corp. Λ	352,287	25,823
Specialty Retail - 0.9%
Tiffany & Co. Λ	100,910	4,792
Textiles, Apparel & Luxury Goods - 3.3%
Nike, Inc. - Class B Λ	200,885	14,765
Polo Ralph Lauren Corp. - Class A Λ	34,037	2,895
Wireless Telecommunication Services - 2.1%
American Tower Corp. - Class A ‡	192,278	8,192
Crown Castle International Corp. ‡	84,868	3,245
Total Common Stocks (cost $405,927)		511,715

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	20,418,640	20,419
Total Securities Lending Collateral (cost $20,419)

	Principal
REPURCHASE AGREEMENT - 3.5%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $18,484 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.88%, due 09/17/2010, and with a value of $18,854.	$18,484	18,484
Total Repurchase Agreement (cost $18,484)

Total Investment Securities (cost $446,366) #		552,803
Other Assets and Liabilities - Net		(18,423)

Net Assets		$534,380

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $19,986.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $446,366. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,183 and $1,746, respectively. Net unrealized appreciation for tax purposes is $106,437.

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

DEFINITION:

ADR           American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$78,610	$—	$—	$78,610
Equities - Energy	34,570	—	—	34,570
Equities - Financials	91,431	—	—	91,431
Equities - Health Care	26,628	—	—	26,628
Equities - Industrials	71,787	—	—	71,787
Equities - Information Technology	125,527	—	—	125,527
Equities - Materials	73,910	—	—	73,910
Equities - Telecommunication Services	11,437	—	—	11,437
Cash & Cash Equivalent - Repurchase Agreement	—	18,484	—	18,484
Cash & Cash Equivalent - Securities Lending Collateral	20,419	—	—	20,419
Total	$534,319	$18,484	$—	$552,803

The notes are an integral part of this report.

2

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Austria - 0.6%
Erste Group Bank AG	28,631	$1,203
Bermuda - 1.4%
Esprit Holdings, Ltd.	135,100	1,067
Li & Fung, Ltd.	374,000	1,837
Brazil - 0.3%
Banco Santander Brasil SA ADR	56,860	707
Canada - 2.8%
Canadian National Railway Co. Λ	92,640	5,613
Czech Republic - 0.8%
Komercni Banka AS	7,621	1,547
France - 17.2%
Air Liquide SA	30,870	3,706
AXA SA Λ	125,810	2,799
GDF Suez	94,523	3,651
Groupe Danone SA	48,328	2,911
Legrand SA Λ	64,670	2,043
LVMH Moet Hennessy Louis Vuitton SA	60,170	7,033
Pernod-Ricard SA	36,604	3,108
Schneider Electric SA	49,820	5,843
Total SA	50,320	2,921
Vivendi SA	33,931	908
Germany - 10.9%
Bayer AG Λ	65,277	4,415
Beiersdorf AG	43,590	2,607
Deutsche Boerse AG	38,660	2,866
E.ON AG Λ	35,697	1,318
Linde AG	57,840	6,902
Merck KGaA Λ	28,690	2,325
SAP AG	33,140	1,605
Hong Kong - 0.7%
CNOOC, Ltd.	816,000	1,339
India - 2.3%
ICICI Bank, Ltd. ADR	36,210	1,546
Infosys Technologies, Ltd. ADR	54,060	3,182
Italy - 0.5%
Intesa Sanpaolo SpA‡	245,166	913
Japan - 12.7%
AEON Credit Service Co., Ltd. Λ	80,500	956
Canon, Inc.	86,200	3,993
Fanuc, Ltd.	24,300	2,578
Hirose Electric Co., Ltd. Λ	10,300	1,188
Hoya Corp. Λ	153,200	4,210
INPEX Corp.	483	3,544
KAO Corp.	27,300	692
Konica Minolta Holdings, Inc. Λ	104,500	1,220
Lawson, Inc. Λ	52,700	2,249
Nomura Holdings, Inc.	154,000	1,135
Shin-Etsu Chemical Co., Ltd. Λ	53,000	3,078
Tokyo Electron, Ltd.	14,800	981
Korea, Republic of - 1.4%
Samsung Electronics Co., Ltd.	4,052	2,929
Mexico - 0.3%
America Movil SAB de CV - Series L ADR	13,400	675
Netherlands - 8.3%
Akzo Nobel NV	27,300	1,556
Heineken NV	119,330	6,133
ING Groep NV ‡	273,806	2,734
TNT NV	112,543	3,227
Wolters Kluwer NV	150,220	3,257
Singapore - 1.1%
Singapore Telecommunications, Ltd.	960,700	2,177
South Africa - 0.8%
MTN Group, Ltd.	99,220	1,526
Sweden - 0.7%
Svenska Cellulosa AB - Class B Λ	95,000	1,339
Switzerland - 17.5%
Actelion, Ltd. ‡	22,759	1,035
Cie Financiere Richemont SA	72,592	2,811
Givaudan SA	4,166	3,655
Julius Baer Group, Ltd.	94,960	3,445
Nestle SA	176,087	9,017
Roche Holding AG	51,330	8,325
Sonova Holding AG	8,287	1,030
Swiss Reinsurance Co., Ltd. ‡	18,270	899
Synthes, Inc.	33,990	4,242
UBS AG ‡	66,281	1,077
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	225,137	2,362
United Kingdom - 17.2%
Burberry Group PLC	175,860	1,907
Diageo PLC	258,210	4,334
Hays PLC	582,520	959
HSBC Holdings PLC	388,718	3,940
Ladbrokes PLC	285,130	688
Reckitt Benckiser Group PLC	130,710	7,174
Royal Dutch Shell PLC - Class A	112,840	3,271
Smiths Group PLC	127,458	2,197
Standard Chartered PLC	147,818	4,032
Tesco PLC	213,980	1,414
William Hill PLC	339,240	1,087
WPP PLC	375,228	3,889
Total Common Stocks (cost $198,147)		200,082

SECURITIES LENDING COLLATERAL - 3.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	7,833,741	7,834
Total Securities Lending Collateral (cost $7,834)

	Principal
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,465 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,496.	$1,465	1,465
Total Repurchase Agreement (cost $1,465)

Total Investment Securities (cost $207,446) #		209,381
Other Assets and Liabilities - Net		(6,749)

Net Assets		$202,632

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Chemicals	9.0%	$18,897
Pharmaceuticals	7.3	15,065
Commercial Banks	6.5	13,888
Beverages	6.6	13,575
Food Products	5.8	11,928
Textiles, Apparel & Luxury Goods	5.6	11,751
Oil, Gas & Consumable Fuels	5.3	11,075
Media	3.9	8,054
Electrical Equipment	3.9	7,886
Household Products	3.7	7,866
Semiconductors & Semiconductor Equipment	3.0	6,272
Capital Markets	2.7	5,657
Road & Rail	2.7	5,613
Diversified Financial Services	2.7	5,600
Electronic Equipment & Instruments	2.5	5,398
Health Care Equipment & Supplies	2.5	5,272
Office Electronics	2.5	5,213
Insurance	1.8	3,698
Food & Staples Retailing	1.7	3,663
Multi-Utilities	1.7	3,651
Air Freight & Logistics	1.6	3,227
IT Services	1.5	3,182
Personal Products	1.2	2,607
Machinery	1.2	2,578
Wireless Telecommunication Services	1.0	2,201
Industrial Conglomerates	1.0	2,197
Diversified Telecommunication Services	1.0	2,177
Distributors	0.9	1,837
Hotels, Restaurants & Leisure	0.8	1,775
Software	0.8	1,605
Paper & Forest Products	0.6	1,339
Electric Utilities	0.6	1,318
Specialty Retail	0.5	1,067
Biotechnology	0.5	1,035
Professional Services	0.5	959
Consumer Finance	0.5	956
Investment Securities, at Value	95.6	200,082
Short-Term Investments	4.4	9,299
Total Investments	100.0%	$209,381

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $7,453.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $207,446. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,132 and $19,197, respectively. Net unrealized appreciation for tax purposes is $1,935.

DEFINITION:

ADR           American Depositary Receipt

The notes are an integral part of this report.

2

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$24,485	$—	$—	$24,485
Equities - Consumer Staples	39,642	—	—	39,642
Equities - Energy	11,075	—	—	11,075
Equities - Financials	29,798	—	—	29,798
Equities - Health Care	21,372	—	—	21,372
Equities - Industrials	22,461	—	—	22,461
Equities - Information Technology	21,668	—	—	21,668
Equities - Materials	20,235	—	—	20,235
Equities - Telecommunication Services	4,377	—	—	4,377
Equities - Utilities	4,969	—	—	4,969
Cash & Cash Equivalent - Repurchase Agreement	—	1,465	—	1,465
Cash & Cash Equivalent - Securities Lending Collateral	7,834	—	—	7,834
Total	$207,916	$1,465	$—	$209,381

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 03/31/2010
Equities - Consumer Discretionary	$25,447	$—	$(3,276)	$—	$165	$(1,087)	$2,181	$(11)	$(23,419)	$—
Equities - Consumer Staples	40,351	580	(1,737)	—	191	(113)	1,037	(668)	(39,641)	—
Equities - Energy	11,852	—	(267)	—	14	(63)	56	(517)	(11,075)	—
Equities - Financials	24,472	907	(1,739)	—	35	(1,064)	1,261	(907)	(22,965)	—
Equities - Health Care	24,827	—	(1,341)	—	85	(419)	139	(1,919)	(21,372)	—
Equities - Industrials	17,233	—	(857)	—	85	(88)	690	(215)	(16,848)	—
Equities - Information Technology	15,576	—	(350)	—	19	(41)	921	—	(16,125)	—
Equities - Materials	19,029	358	(2,509)	—	540	(64)	536	(551)	(17,339)	—
Equities - Telecommunication Services	3,524	206	(47)	—	10	—	50	(40)	(3,703)	—
Equities - Utilities	5,953	—	(316)	—	—	(33)	—	(634)	(4,970)	—
Total	$188,264	$2,051	$(12,439)	$—	$1,144	$(2,972)	$6,871	$(5,462)	$(177,457)	$—

The notes are an integral part of this report.

3

Transamerica Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 83.3%
Beverages - 4.7%
Coca-Cola Co.
0.13%, 04/08/2010 - 144A	$10,000	$9,999
0.14%, 04/07/2010 - 144A	5,000	5,000
0.18%, 05/27/2010 - 06/01/2010 -144A	17,870	17,865
Capital Markets - 5.1%
State Street Corp.
0.19%, 05/20/2010 - 05/28/2010	24,700	24,693
0.20%, 06/04/2010	11,000	10,996
Chemicals - 1.6%
Ecolab, Inc.
0.15%, 04/01/2010 - 144A	11,225	11,225
Commercial Banks - 10.3%
Barclays U.S. Funding Corp.
0.18%, 04/06/2010	13,500	13,500
Rabobank Nederland NV
0.27%, 06/02/2010	11,000	11,001
Toronto-Dominion Holdings USA, Inc.
0.19%, 04/29/2010 - 144A	13,500	13,498
UBS Finance Delaware LLC
0.17%, 05/17/2010 - 05/19/2010	26,200	26,194
0.18%, 05/28/2010	8,500	8,498
Consumer Finance - 5.0%
Toyota Motor Credit Corp.
0.24%, 04/23/2010 - 06/01/2010	29,800	29,791
0.27%, 04/06/2010	5,500	5,500
Diversified Financial Services - 42.9%
Alpine Securitization
0.15%, 04/06/2010 - 144A	15,000	14,999
0.19%, 04/28/2010 - 144A	4,250	4,249
American Honda Finance Corp.
0.14%, 04/07/2010	10,300	10,300
0.15%, 04/22/2010	10,000	9,999
0.19%, 05/25/2010	8,600	8,598
CAFCO LLC
0.18%, 04/19/2010 - 05/20/2010 -144A	22,200	22,197
0.19%, 04/15/2010 - 144A	9,700	9,699
Caterpillar Financial Services Corp.
0.13%, 04/01/2010	4,500	4,500
Ciesco LLC
0.23%, 05/11/2010 - 144A	3,000	2,999
General Electric Capital Corp.
0.18%, 05/11/2010 - 05/24/2010	20,000	19,996
0.19%, 06/02/2010	14,500	14,495
Old Line Funding LLC
0.17%, 04/12/2010 - 04/14/2010 -144A	13,173	13,172
0.22%, 06/08/2010 - 144A	15,000	14,994
0.23%, 06/10/2010 - 144A	7,000	6,997
PACCAR Financial Corp.
0.15%, 04/08/2010	9,111	9,111
0.16%, 04/22/2010 - 05/13/2010	20,850	20,847
0.17%, 05/14/2010 - 05/26/2010	5,200	5,199
Rabobank USA Financial Corp.
0.19%, 04/14/2010	7,000	7,000
Ranger Funding Co. LLC
0.20%, 05/26/2010 - 144A	8,000	7,998
0.23%, 05/25/2010 - 144A	4,000	3,999
Sheffield Receivables Corp.
0.16%, 04/22/2010 - 144A	3,700	3,700
0.18%, 04/12/2010 - 144A	7,800	7,800
0.21%, 05/18/2010 - 144A	10,200	10,197
Straight-A Funding LLC
0.17%, 04/15/2010 - 144A	10,400	10,399
0.18%, 04/26/2010 - 144A	5,000	4,999
0.20%, 05/21/2010 - 144A	10,000	9,997
0.22%, 06/09/2010 - 144A	9,250	9,246
Wal-Mart Funding Corp.
0.20%, 04/12/2010 - 144A	35,600	35,597
Electrical Equipment - 4.1%
Emerson Electric Co.
0.13%, 04/09/2010 - 144A	6,050	6,049
0.14%, 04/21/2010 - 144A	4,000	4,000
0.15%, 04/27/2010 - 04/30/2010 -144A	18,900	18,898
Food Products - 4.6%
Nestle Capital Corp.
0.15%, 05/18/2010 - 05/19/2010 -144A	19,900	19,896
0.17%, 06/07/2010 - 144A	13,300	13,296
Health Care Equipment & Supplies - 2.9%
Medtronic, Inc.
0.13%, 04/05/2010 - 04/19/2010 -144A	20,200	20,199
Media - 2.1%
Walt Disney Co.
0.14%, 04/05/2010 - 144A	15,000	15,000
Total Commercial Paper (cost $588,381)		588,381

CORPORATE DEBT SECURITIES - 8.8%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.
0.39%, 06/28/2010 *	25,500	25,503
Commercial Banks - 0.6%
Rabobank Nederland NV
0.65%, 05/19/2010 - 144A *	4,000	4,002
Diversified Financial Services - 1.9%
Merrill Lynch & Co., Inc.
2.50%, 05/12/2010 *	13,500	13,534
Insurance - 2.8%
Metropolitan Life Global Funding I
0.29%, 05/17/2010 - 144A *	19,500	19,501
Total Corporate Debt Securities (cost $62,540)		62,540

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 8.1%
Province of Ontario Canada
0.17%, 05/21/2010	9,100	9,098
0.21%, 06/03/2010 - 06/16/2010	24,329	24,320
Province of Quebec Canada
0.12%, 04/27/2010 - 144A	9,200	9,199
0.18%, 05/26/2010 - 144A	10,800	10,797
0.20%, 05/03/2010 - 144A	3,500	3,499
Total Short-Term Foreign Government Obligations (cost $56,913)		56,913

The notes are an integral part of this report.

1

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $847 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 6.50%, due 08/15/2039, and with a value of $864.	$847	$847
Total Repurchase Agreement (cost $847)
Total Investment Securities (cost $708,681) #		708,681
Other Assets and Liabilities - Net		(1,977)
Net Assets		$706,704

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
▲	Rate shown reflects the yield at 03/31/2010.
#	Aggregate cost for federal income tax purposes is $708,681.

DEFINITION:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $395,161, or 55.92%, of the fund’s net assets.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Consumer Discretionary	$—	$15,000	$—	$15,000
Fixed Income - Consumer Staples	—	66,056	—	66,056
Fixed Income - Financials	—	509,494	—	509,494
Fixed Income - Health Care	—	20,199	—	20,199
Fixed Income - Industrials	—	28,947	—	28,947
Fixed Income - Materials	—	11,225	—	11,225
Fixed Income - Short-Term Foreign Government Obligation	—	56,913	—	56,913
Cash & Cash Equivalent - Repurchase Agreement	—	847	—	847
Total	$—	$708,681	$—	$708,681

The notes are an integral part of this report.

2

Transamerica Munder Net50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Capital Markets - 1.6%
TD Ameritrade Holding Corp. ‡ Λ	84,000	$1,601
Communications Equipment - 6.6%
Cisco Systems, Inc. ‡	141,000	3,670
QUALCOMM, Inc.	45,300	1,902
Research In Motion, Ltd. ‡ Λ	9,600	710
Computers & Peripherals - 10.6%
Apple, Inc. ‡	18,450	4,333
EMC Corp. ‡	63,000	1,137
Hewlett-Packard Co.	39,000	2,073
International Business Machines Corp.	13,400	1,719
NetApp, Inc. ‡	25,300	824
Health Care Technology - 0.7%
Athenahealth, Inc. ‡ Λ	17,500	640
Hotels, Restaurants & Leisure - 1.6%
Ctrip.com International, Ltd. ADR ‡	38,500	1,509
Insurance - 0.9%
eHealth, Inc. ‡ Λ	51,900	817
Internet & Catalog Retail - 13.1%
Amazon.com, Inc. ‡ Λ	32,600	4,424
Expedia, Inc. Λ	62,369	1,557
NetFlix, Inc. ‡ Λ	15,400	1,136
PetMed Express, Inc. Λ	47,339	1,050
priceline.com, Inc. ‡ Λ	13,000	3,315
Shutterfly, Inc. ‡ Λ	45,000	1,084
Internet Software & Services - 36.7%
Akamai Technologies, Inc. ‡ Λ	64,200	2,017
Baidu, Inc. ADR ‡	7,300	4,358
Digital River, Inc. ‡ Λ	34,600	1,048
EarthLink, Inc. Λ	85,000	726
eBay, Inc. ‡ Λ	114,900	3,097
Google, Inc. - Class A ‡	7,500	4,253
GSI Commerce, Inc. ‡ Λ	35,500	982
LoopNet, Inc. ‡ Λ	76,000	854
Move, Inc. ‡ Λ	1,142,583	2,388
Netease.com ADR ‡	57,300	2,032
SINA Corp. ‡ Λ	40,350	1,521
Sohu.com, Inc. ‡	34,850	1,903
Techtarget, Inc. ‡ Λ	93,379	488
Tencent Holdings, Ltd.	32,000	642
VeriSign, Inc. ‡ Λ	65,200	1,696
VistaPrint NV ‡ Λ	13,500	773
WebMD Health Corp. - Class A ‡ Λ	29,200	1,354
Yahoo!, Inc. ‡ Λ	299,500	4,951
IT Services - 2.3%
NeuStar, Inc. - Class A ‡ Λ	34,000	857
Visa, Inc. - Class A	14,400	1,311
Professional Services - 4.7%
51Job, Inc. ADR ‡ Λ	74,000	1,333
Monster Worldwide, Inc. ‡ Λ	188,900	3,138
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	58,800	1,309
Software - 18.1%
Adobe Systems, Inc. ‡	30,000	1,061
BMC Software, Inc. ‡ Λ	33,700	1,281
Check Point Software Technologies ‡ Λ	80,700	2,829
Microsoft Corp.	140,850	4,123
Oracle Corp.	99,000	2,543
Red Hat, Inc. ‡ Λ	24,400	714
Salesforce.com, Inc. ‡ Λ	10,200	759
Shanda Interactive Entertainment, Ltd. ADR ‡ Λ	24,400	1,064
Symantec Corp. ‡	54,000	914
Synopsys, Inc. ‡	87,300	1,953
Total Common Stocks (cost $72,151)		93,773

SECURITIES LENDING COLLATERAL - 22.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	21,329,146	21,329
Total Securities Lending Collateral (cost $21,329)

	Principal
REPURCHASE AGREEMENT - 2.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $2,299 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,349.	$2,299	2,299
Total Repurchase Agreement (cost $2,299)
Total Investment Securities (cost $95,779) #		117,401
Other Assets and Liabilities - Net		(21,948)
Net Assets		$95,453

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $20,804.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $95,779. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,488 and $866, respectively. Net unrealized appreciation for tax purposes is $21,622.

DEFINITION:

ADR                    American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$14,075	$—	$—	$14,075
Equities - Financials	2,418	—	—	2,418
Equities - Health Care	640	—	—	640
Equities - Industrials	4,471	—	—	4,471
Equities - Information Technology	70,267	—	—	70,267
Equities - Telecommunication Services	1,902	—	—	1,902
Cash & Cash Equivalent - Repurchase Agreement	—	2,299	—	2,299
Cash & Cash Equivalent - Securities Lending Collateral	21,329	—	—	21,329
Total	$115,102	$2,299	$—	$117,401

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Information Technology	$693	$—	$—	$—	$—	$—	$—	$(51)	$(642)	$—

The notes are an integral part of this report.

2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 20.8%
U.S. Treasury Bond
4.25%, 05/15/2039	$4,300		$3,984
4.38%, 02/15/2038 - 11/15/2039		31,600	29,895
4.50%, 08/15/2039		14,200	13,712
4.63%, 02/15/2040		300	296
5.25%, 02/15/2029		1,500	1,632
5.50%, 08/15/2028		2,900	3,248
7.25%, 08/15/2022		1,700	2,209
7.50%, 11/15/2024		3,900	5,238
7.88%, 02/15/2021		60,200	80,968
8.00%, 11/15/2021		19,100	26,024
8.13%, 05/15/2021		15,800	21,639
U.S. Treasury Note
1.00%, 09/30/2011 (a)		24,700	24,799
3.00%, 02/28/2017 (a)		67,000	65,948
3.25%, 12/31/2016		17,100	17,123
3.63%, 08/15/2019 - 02/15/2020		120,600	118,806
Total U.S. Government Obligations (cost $421,896)			415,521
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Fannie Mae
1.66%, 06/01/2043 *		383	384
2.32%, 08/01/2035 *		35	36
2.59%, 12/01/2034 *		28	28
2.76%, 07/01/2032 *		8	8
3.02%, 01/01/2028 *		84	87
4.00%, 07/01/2024 - 01/01/2040		73,621	73,903
4.05%, 05/01/2035 *		1,151	1,194
4.26%, 10/01/2035 *		31	32
4.50%, 02/01/2013 - 11/01/2039		56,518	56,722
4.70%, 09/01/2035 *		3,150	3,287
4.78%, 08/01/2035 *		2,134	2,233
5.00%, 08/01/2020 - 02/01/2036		65,788	68,960
5.50%, 03/01/2016 - 02/01/2038		76,067	80,610
6.00%, 08/01/2029 - 08/01/2037		6,754	7,204
6.37%, 08/01/2036 *		899	944
6.50%, 05/01/2034 - 06/17/2038		8,874	9,636
Fannie Mae, TBA
5.00%, 06/01/2035		6,000	6,144
Freddie Mac
0.58%, 12/15/2029 *		86	86
1.67%, 10/25/2044 *		2,353	2,253
1.87%, 07/25/2044 *		1,215	1,165
3.17%, 08/01/2023 *		89	91
4.25%, 09/15/2024		51	51
4.50%, 10/01/2013 - 06/15/2017		1,569	1,609
4.74%, 09/01/2035 *		2,840	2,972
5.00%, 08/15/2016 - 05/15/2026		6,045	6,238
5.24%, 09/01/2035 *		225	234
5.50%, 03/15/2017		242	251
6.50%, 07/25/2043		134	147
Ginnie Mae
6.00%, 05/15/2036 - 12/15/2039		30,816	32,968
6.50%, 02/15/2029 - 02/15/2039		9,949	10,732
Ginnie Mae, TBA
6.00%, 04/01/2038		3,000	3,204
Overseas Private Investment Corp.
5.10%, 12/10/2012		5,700	6,081
5.75%, 04/15/2014		3,900	4,618
Total U.S. Government Agency Obligations (cost $374,252)			384,112
FOREIGN GOVERNMENT OBLIGATIONS - 13.2%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2017	BRL	59,900	30,289
Bundesrepublik Deutschland
3.75%, 01/04/2019	EUR	4,400	6,284
5.63%, 01/04/2028	EUR	6,400	10,717
6.25%, 01/04/2030	EUR	3,800	6,862
Bundesschatzanweisungen
1.00%, 03/16/2012	EUR	35,600	48,115
4.00%, 09/10/2010	EUR	66,500	91,191
Canadian Government Bond
1.50%, 03/01/2012	CAD	45,100	44,210
Export-Import Bank of Korea Λ
8.13%, 01/21/2014	$13,100		15,197
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		2,700	2,941
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A		850	887
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,164
Societe Financement de l’Economie Francaise
3.38%, 05/05/2014 - 144A	$5,500		5,706
Total Foreign Government Obligations (cost $258,594)			263,563
MORTGAGE-BACKED SECURITIES - 6.2%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21
3.48%, 01/25/2036 *		504	351
Series 2005-4, Class 1A1
3.10%, 08/25/2035 *		381	270
Series 2005-5, Class 2A1
4.85%, 09/25/2035 *		426	279
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.46%, 10/25/2046 *		5,508	2,768
Series 2006-5, Class A1
1.38%, 11/25/2046 *		1,040	486
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
5.66%, 09/25/2045 *		10	8
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	481
Banc of America Funding Corp.
Series 2005-D, Class A1
3.01%, 05/25/2035 *		238	219
Series 2006-J, Class 4A1
6.03%, 01/20/2047 *		284	198
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
3.31%, 01/25/2035 *		1,262	1,117

The notes are an integral part of this report.

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.24%, 08/25/2033 *	$2,445	$2,322
Series 2003-8, Class 2A1
3.55%, 01/25/2034 *	125	118
Series 2003-8, Class 4A1
3.71%, 01/25/2034 *	248	221
Series 2003-9, Class 2A1
3.53%, 02/25/2034 *	322	274
Series 2004-10, Class 22A1
4.98%, 01/25/2035 *	609	580
Series 2005-2, Class A2
2.93%, 03/25/2035 *	1,033	978
Series 2005-5, Class A1
2.53%, 08/25/2035 *	236	220
Series 2005-5, Class A2
2.56%, 08/25/2035 *	719	670
Series 2005-7, Class 22A1
5.16%, 09/25/2035 *	867	642
Series 2006-6, Class 32A1
5.60%, 11/25/2036 *	1,311	867
Series 2006-7, Class 1A2
0.47%, 12/25/2046 *	207	20
Series 2006-8, Class 3A1
0.41%, 02/25/2034 *	1,108	833
Series 2006-R1, Class 2E21
5.20%, 08/25/2036 *	1,000	296
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.60%, 01/26/2036 *	839	517
Series 2007-R6, Class 2A1
5.62%, 12/26/2046 *	579	355
Chaseflex Trust
Series 2007-3, Class 1A2
0.71%, 07/25/2037 *	3,894	2,085
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.51%, 08/25/2035 *	1,193	1,066
Series 2005-6, Class A2
4.25%, 08/25/2035 *	915	810
Series 2007-10, Class 22AA
5.94%, 09/25/2037 *	5,858	3,990
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	819
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	400
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	29	26
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	462	469
Series 2005-14, Class 2A1
0.46%, 05/25/2035 *	483	279
Series 2005-56, Class 5A2
1.02%, 11/25/2035 *	1,047	567
Series 2005-59, Class 1A1
0.56%, 11/20/2035 *	12	7
Series 2005-62, Class 2A1
1.46%, 12/25/2035 *	9	5
Series 2005-81, Class A1
0.53%, 02/25/2037 *	2,401	1,320
Series 2006-OA1, Class 2A1
0.45%, 03/20/2046 *	1,947	1,010
Series 2006-OA17, Class 1A1A
0.43%, 12/20/2046 *	5,943	3,067
Series 2006-OA19, Class A1
0.42%, 02/20/2047 *	2,272	1,138
Series 2006-OA9, Class 2A1A
0.45%, 07/20/2046 *	16	6
Series 2007-HY4, Class 1A1
4.91%, 06/25/2037 *	4,700	2,730
Countrywide Home Loan Mortgage Pass - Through Trust
Series 2002-30, Class M
3.32%, 10/19/2032 *	98	47
Series 2004-12, Class 11A1
3.97%, 08/25/2034 *	172	120
Series 2005-HY10, Class 5A1
5.48%, 02/20/2036 *	592	393
Series 2006-OA5, Class 2A2
0.55%, 04/25/2036 *	788	206
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	731	697
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	1,030	930
Series 2005-R2, Class 1AF1
0.59%, 06/25/2035 - 144A *	1,973	1,738
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
3.00%, 06/25/2033 *	1,112	950
Deutsche ALT-A Securities Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
4.84%, 08/25/2035 *	706	521
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
3.11%, 07/25/2033 *	1,272	1,163
Series 2005-AR3, Class 2A1
5.34%, 08/25/2035 *	173	154
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.45%, 12/25/2046 *	800	124
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.05%, 10/25/2033 *	389	289
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.34%, 03/06/2020 - 144A *	1,858	1,792
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.95%, 09/25/2035 *	1,123	1,036
Series 2006-AR1, Class 2A1
5.08%, 01/25/2036 *	15	12

The notes are an integral part of this report.

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
4.15%, 07/19/2035 *	$820	$651
Series 2006-1, Class 2A1A
0.48%, 03/19/2036 *	3,339	1,859
Series 2006-5, Class 2A1A
0.42%, 07/19/2046 *	1,462	767
Series 2006-7, Class 2A1A
0.44%, 09/19/2046 *	846	456
Series 2007-1, Class 2A1A
0.37%, 04/19/2038 *	2,088	1,109
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.95%, 12/25/2034 *	112	81
Series 2006-AR12, Class A1
0.44%, 09/25/2046 *	975	506
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	205
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	588	582
Series 2007-A1, Class 5A5
3.44%, 07/25/2035 *	3,507	3,307
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	4,627
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.45%, 10/25/2046 *	822	462
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	446	170
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.25%, 10/25/2035 *	16,020	14,662
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	531	470
Series 2005-2, Class 3A
1.23%, 10/25/2035 *	145	116
Series 2005-3, Class 4A
0.50%, 11/25/2035 *	99	72
Series 2005-A10, Class A
0.46%, 02/25/2036 *	454	327
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	400	395
Series 2007-XLFA, Class A1
0.29%, 10/15/2020 - 144A *	1,873	1,723
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	980	935
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.65%, 10/25/2045 *	681	367
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	890	331
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.65%, 01/25/2046 *	907	407
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	26	26
Series 2005-SA4, Class 1A21
5.17%, 09/25/2035 *	1,210	867
Sequoia Mortgage Trust
Series 10, Class 2A1
0.62%, 10/20/2027 *	102	84
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.81%, 01/25/2035 *	367	308
Series 2005-17, Class 3A1
5.10%, 08/25/2035 *	136	98
Series 2005-18, Class 3A1
5.34%, 09/25/2035 *	4,511	3,430
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.90%, 09/19/2032 *	69	58
Series 2005-AR5, Class A1
0.49%, 07/19/2035 *	165	87
Series 2005-AR5, Class A2
0.49%, 07/19/2035 *	177	144
Series 2005-AR5, Class A3
0.49%, 07/19/2035 *	333	309
Series 2005-AR8, Class A1A
0.53%, 02/25/2036 *	411	237
Series 2006-AR3, Class 12A1
0.47%, 05/25/2036 *	2,502	1,299
Series 2006-AR6, Class 2A1
0.44%, 07/25/2046 *	6,623	3,495
Series 2006-AR7, Class A8
0.32%, 08/25/2036 *	48	48
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.36%, 01/25/2037 *	649	577
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.32%, 09/15/2021 - 144A *	1,350	1,204
WaMu Mortgage Pass Through Certificates
Series 2004-AR1, Class A
2.78%, 03/25/2034 *	478	443
Series 2006-AR10, Class 1A1
5.92%, 09/25/2036 *	2,468	1,929
Series 2006-AR17, Class 1A
1.28%, 12/25/2046 *	1,181	652
Series 2006-AR3, Class A1A
1.46%, 02/25/2046 *	1,405	1,068
Series 2006-AR7, Class 3A
3.33%, 07/25/2046 *	2,680	1,832
Series 2006-AR7, Class C1B2
0.47%, 07/25/2046 *	619	164
Series 2007-OA3, Class 2A1A
1.22%, 04/25/2047 *	794	480
Series 2007-OA6, Class 1A
1.27%, 07/25/2047 *	1,093	632

The notes are an integral part of this report.

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2002-AR2, Class A
3.08%, 02/27/2034 *	$164	$155
Series 2003-AR9, Class 2A
2.88%, 09/25/2033 *	5,294	5,242
Series 2003-R1, Class A1
0.79%, 12/25/2027 *	5,857	5,094
Series 2005-AR11, Class A1A
0.57%, 08/25/2045 *	284	220
Series 2006-AR19, Class 1A1A
1.19%, 01/25/2047 *	336	202
Series 2006-AR9, Class 2A
3.33%, 08/25/2046 *	2,353	1,486
Series 2007-HY1, Class 1A1
5.67%, 02/25/2037 *	994	720
Series 2007-HY1, Class 4A1
5.40%, 02/25/2037 *	5,751	4,044
Series 2007-OA1, Class A1A
1.16%, 02/25/2047 *	6,730	3,552
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	474	477
Series 2004-CC, Class A1
4.93%, 01/25/2035 *	817	795
Series 2004-Z, Class 2A1
2.98%, 12/25/2034 *	918	841
Series 2006-AR10, Class 5A6
5.50%, 07/25/2036 *	16	13
Series 2006-AR4, Class 2A6
5.74%, 04/25/2036 *	738	227
Series 2006-AR8, Class 2A4
5.13%, 04/25/2036 *	2,652	2,406
Total Mortgage-Backed Securities (cost $142,454)		124,588

ASSET-BACKED SECURITIES - 1.6%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.83%, 07/25/2032 *	6	6
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.60%, 07/25/2035 *	132	112
Series 2006-HE1, Class A2A
0.31%, 01/25/2037 *	547	536
Aurum CLO, Ltd.
Series 2002-1A, Class A1
0.68%, 04/15/2014 - 144A *	1,875	1,806
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.91%, 10/25/2032 *	40	35
Series 2006-SD2, Class A2
0.45%, 06/25/2036 *	1,330	1,248
Series 2006-SD3, Class 21A1
4.30%, 07/25/2036 *	369	235
Series 2006-SD4, Class 1A1
4.26%, 10/25/2036 *	1,055	750
Chase Issuance Trust
Series 2009-A8, Class A8
0.63%, 09/17/2012 *	3,500	3,504
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.36%, 08/25/2036 *	111	92
Series 2006-WFH3, Class A2
0.35%, 10/25/2036 *	630	624
Series 2007-AHL1, Class A2A
0.29%, 12/25/2036 *	174	162
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.30%, 05/25/2047 *	17	17
Series 2006-24, Class 2A1
0.30%, 06/25/2047 *	958	925
Series 2006-25, Class 2A1
0.32%, 05/25/2028 *	360	343
Series 2006-SD1, Class A1
0.41%, 02/25/2036 - 144A *	86	84
Series 2007-5, Class 2A1
0.35%, 09/25/2047 *	1,305	1,219
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	7,200	7,290
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.31%, 01/25/2037 *	58	46
Home Equity Asset Trust
Series 2002-1, Class A4
0.85%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.33%, 03/25/2037 *	270	252
Lehman XS Trust
Series 2006-16N, Class A1A
0.33%, 11/25/2046 *	455	453
Series 2006-4N, Class A1B1
0.42%, 04/25/2046 *	567	495
Series 2006-GP4, Class 2A2
0.48%, 08/25/2046 *	646	70
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.32%, 07/25/2037 *	19	18
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
0.30%, 09/25/2036 *	88	87
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.30%, 12/25/2036 *	16	16
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.32%, 01/25/2047 *	1,359	1,134
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.51%, 06/25/2035 *	26	24
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
0.35%, 08/25/2046 *	52	51
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
0.31%, 01/25/2037 *	357	349
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.29%, 01/25/2037 *	754	717
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/01/2014	404	420

The notes are an integral part of this report.

		Principal	Value
ASSET-BACKED SECURITIES (continued)
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	$338		$358
Series 2004-20C, Class 1
4.34%, 03/01/2024		1,990	2,057
Series 2008-20L, Class 1
6.22%, 12/01/2028		3,950	4,319
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.54%, 01/25/2033 *		2	2
Series 2006-BC3, Class A2
0.30%, 10/25/2036 *		450	446
Series 2007-GEL1, Class A1
0.35%, 01/25/2037 - 144A *		1,207	803
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
0.35%, 03/25/2037 *		76	75
Total Asset-Backed Securities (cost $32,268)			31,181

MUNICIPAL GOVERNMENT OBLIGATIONS - 5.1%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030		4,400	3,491
Chicago Transit Authority - Class A
6.90%, 12/01/2040		18,400	19,824
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047		300	191
Los Angeles Department of Water & Power
5.00%, 07/01/2044		6,900	7,000
Los Angeles Unified School District - Class A
4.50%, 07/01/2022		2,155	2,179
New York City Municipal Water Finance Authority
5.75%, 06/15/2040		6,200	6,938
Palomar Community College District
4.75%, 05/01/2032		100	99
State of California
5.65%, 04/01/2039		14,400	14,969
7.50%, 04/01/2034		1,100	1,136
7.55%, 04/01/2039		3,400	3,536
State of Illinois
1.82%, 01/01/2011		7,300	7,333
2.77%, 01/01/2012		25,200	25,418
4.42%, 01/01/2015		2,400	2,419
Tobacco Securitization Authority
5.13%, 06/01/2046		3,100	1,981
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041		4,000	2,575
5.88%, 05/15/2039		100	92
7.47%, 06/01/2047		2,590	2,078
Total Municipal Government Obligations (cost $100,953)			101,259

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Commercial Banks - 0.3%
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž Λ		1,910	2,458
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž		7,000	4,410
Total Preferred Corporate Debt Securities (cost $9,197)			6,868

CORPORATE DEBT SECURITIES - 23.3%
Capital Markets - 4.1%
Deutsche Bank AG
5.38%, 10/12/2012		30,506	33,199
Goldman Sachs Group, Inc.
0.96%, 11/15/2014 *	EUR	900	1,154
0.97%, 02/04/2013 *	EUR	800	1,043
6.25%, 09/01/2017 Λ		$5,000	5,377
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 Џ		4,800	1,104
5.63%, 01/24/2013 Џ		9,800	2,303
6.88%, 05/02/2018 Џ		1,200	284
Lehman Brothers Holdings, Inc. - Series I
6.75%, 12/28/2017 Џ		4,000	10
Morgan Stanley
0.73%, 10/15/2015 *		1,100	1,019
6.63%, 04/01/2018 Λ		13,900	14,825
6.75%, 04/15/2011		400	422
UBS AG
1.35%, 02/23/2012 *		20,900	20,999
Commercial Banks - 8.8%
Abbey National Treasury Services PLC
3.88%, 11/10/2014 - 144A		1,100	1,094
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800	13,004
Barclays Bank PLC
5.45%, 09/12/2012 Λ		9,400	10,133
6.05%, 12/04/2017 - 144A		6,000	6,188
7.43%, 12/15/2017 - 144A * Ž Λ		2,000	1,970
10.18%, 06/12/2021 - 144A		5,520	7,204
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A		35,800	35,937
Dexia Credit Local
2.00%, 03/05/2013 - 144A		19,800	19,671
Fortis Bank Nederland Holding NV
1.74%, 06/10/2011 *	EUR	3,200	4,322
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		$100	128
ING Bank NV
2.63%, 02/05/2012 - 144A		19,200	19,652
Lloyds TSB Bank PLC
0.80%, 06/09/2011 *	EUR	2,500	3,379
1.00%, 12/29/2049 - 144A Ž		$16,500	18,067
4.38%, 01/12/2015 - 144A		14,000	13,801
5.80%, 01/13/2020 - 144A		2,200	2,147
Royal Bank of Scotland Group PLC
1.15%, 04/23/2012 *		4,800	4,865
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž		12,700	13,272
Commercial Services & Supplies - 0.1%
Waste Management, Inc.
7.38%, 08/01/2010		700	715

The notes are an integral part of this report.

		Principal	Value
Consumer Finance - 1.4%
American Express Credit Corp. - Series C
5.88%, 05/02/2013		$15,900	$17,222
American Express Credit Corp.
0.40%, 10/04/2010 *		700	700
0.43%, 12/02/2010 *		700	700
Capital One Financial Corp.
6.75%, 09/15/2017 Λ		3,400	3,757
SLM Corp.
0.48%, 10/25/2011 *		2,000	1,902
0.55%, 01/27/2014 *		800	692
5.13%, 08/27/2012		1,000	994
Tyco International Finance SA
6.38%, 10/15/2011		1,510	1,627
Diversified Financial Services - 4.3%
Bank of America Corp.
5.65%, 05/01/2018 Λ		7,900	7,992
Bear Stearns Cos. LLC
5.70%, 11/15/2014		4,400	4,792
6.40%, 10/02/2017 Λ		2,200	2,430
6.95%, 08/10/2012		4,400	4,874
7.25%, 02/01/2018		1,500	1,734
Citigroup, Inc.
5.50%, 04/11/2013 Λ		5,500	5,779
5.88%, 05/29/2037 Λ		1,100	991
El Paso Performance-Linked Trust
7.75%, 07/15/2011 - 144A		2,100	2,174
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 Λ		800	828
General Electric Capital Corp. - Series A Λ
6.88%, 01/10/2039 §		300	324
General Electric Capital Corp.
0.57%, 06/20/2014 *		16,220	15,147
5.88%, 01/14/2038		3,700	3,518
6.50%, 09/15/2067 - 144A *	GBP	3,800	5,056
GMAC, Inc.
6.63%, 05/15/2012		$2,600	2,615
7.00%, 02/01/2012 Λ		2,800	2,844
7.25%, 03/02/2011		700	712
HSBC Finance Corp.
5.90%, 06/19/2012 Λ		7,100	7,636
6.75%, 05/15/2011 Λ		500	526
JPMorgan Chase & Co.
6.30%, 04/23/2019		3,000	3,311
JPMorgan Chase Bank NA
6.00%, 10/01/2017		2,200	2,346
Merrill Lynch & Co., Inc.
0.93%, 01/31/2014 *	EUR	2,100	2,645
6.05%, 08/15/2012		$400	427
6.88%, 04/25/2018 Λ		7,200	7,759
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		287	284
Diversified Telecommunication Services - 0.9%
British Telecommunications PLC
9.13%, 12/15/2010 *		7,521	7,942
KT Corp.
4.88%, 07/15/2015 - 144A		900	920
Sprint Capital Corp.
7.63%, 01/30/2011 Λ		9,300	9,568
Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012		440	480
7.10%, 03/01/2011		282	297
PSEG Power LLC
6.95%, 06/01/2012		921	1,016
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
4.95%, 06/01/2010		500	503
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A Λ		4,100	4,597
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 Λ		3,900	3,684
Health Care Providers & Services - 0.0% ■
HCA, Inc.
9.25%, 11/15/2016		600	638
Insurance - 1.4%
American International Group, Inc.
8.18%, 05/15/2058 *		13,400	11,323
8.25%, 08/15/2018		12,300	12,906
Metropolitan Life Global Funding I
0.29%, 05/17/2010 - 144A *		2,600	2,601
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,073
Media - 0.0% ■
Time Warner, Inc.
6.88%, 05/01/2012		410	451
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp.
7.75%, 01/15/2032 Λ		425	418
7.80%, 08/01/2031		125	123
Kerr-McGee Corp.
6.88%, 09/15/2011		2,500	2,694
Sonat, Inc.
7.63%, 07/15/2011		1,000	1,044
Paper & Forest Products - 0.2%
Weyerhaeuser Co.
6.75%, 03/15/2012		3,000	3,199
Road & Rail - 0.0% ■
Norfolk Southern Corp.
6.75%, 02/15/2011		550	575
Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA, Inc.
4.90%, 09/23/2010 Λ		4,700	4,774
Tobacco - 0.9%
Altria Group, Inc.
9.25%, 08/06/2019		13,000	15,796
9.70%, 11/10/2018		1,200	1,476
Reynolds American, Inc.
7.63%, 06/01/2016 Λ		800	899
Wireless Telecommunication Services - 0.2%
AT&T Mobility LLC
6.50%, 12/15/2011		560	607
Sprint Nextel Corp.
0.69%, 06/28/2010 * Λ		3,700	3,687
Total Corporate Debt Securities (cost $465,259)			464,917

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%
Commercial Banks - 0.2%
Wells Fargo & Co. 7.50%	2,900	$2,833
Insurance - 0.0% ■
American International Group, Inc. 8.50%	63,900	653
Total Convertible Preferred Stocks (cost $7,483)		3,486
PREFERRED STOCKS - 0.2%
Thrifts & Mortgage Finance - 0.2%
DG Funding Trust 0.67% - 144A * §	380	3,097
U.S. Government Agency Obligation - 0.0% ■
Fannie Mae 8.25% *	65,000	83
Total Preferred Stocks (cost $5,667)		3,180

	Principal
LOAN ASSIGNMENTS - 1.2%
Air Freight & Logistics - 0.3%
Delos Aircraft, Inc.
10.00%, 03/15/2016	$5,000	5,056
Automobiles - 0.1%
DaimlerChrysler Financial
4.24%, 08/01/2014	1,813	1,805
Diversified Financial Services - 0.3%
International Lease Finance Co.
10.00%, 03/15/2015	6,600	6,751
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC
3.73%, 10/10/2014	3,910	3,169
Health Care Providers & Services - 0.1%
HCA, Inc.
2.50%, 11/18/2013 *	2,951	2,878
Oil, Gas & Consumable Fuels - 0.2%
Gaz Capital SA for Gazprom
8.15%, 04/11/2018 - 144A	1,200	1,353
8.63%, 04/28/2034 - Reg S	2,300	2,668
Total Loan Assignments (cost $23,254)		23,680
CONVERTIBLE BOND - 1.0%
Energy Equipment & Services - 1.0%
Transocean, Inc.
1.63%, 12/15/2037 Λ	19,300	19,228
Total Convertible Bond (cost $19,202)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 7.4%
Freddie Mac
0.10%, 04/20/2010 ▲	16,500	16,499
0.20%, 07/23/2010 ▲	22,000	21,986
U.S. Treasury Bill
0.01%, 04/01/2010 ▲	36,000	36,000
0.16%, 04/19/2010 ▲	36,000	35,997
0.20%, 04/29/2010 ▲	33,000	32,995
0.21%, 09/02/2010 (a) (d) ▲	3,918	3,915
0.21%, 08/26/2010 (a) (d) ▲	1,160	1,159
Total Short-Term U.S. Government Obligations (cost $148,551)		148,551

	Shares
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	25,171,610	25,172
Total Securities Lending Collateral (cost $25,172)

	Principal
REPURCHASE AGREEMENTS - 4.5%
U.S. TIPS Repurchase Agreement (f) 0.01% ▲, dated 03/31/2010, to be repurchased at $33,000 on 04/01/2010. Collateralized by a Short-Term U.S. Government Obligation, 0.15% ▲, due 05/20/2010, and with a value of $33,660.	$33,000	33,000
U.S. Agency Repurchase Agreement (g) 0.03% ▲, dated 03/31/2010, to be repurchased at $56,900 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 5.25%, due 08/01/2012, and with a value of $57,661.	56,900	56,900
Total Repurchase Agreements (cost $89,900)		89,900
Total Investment Securities (cost $2,124,102) #		2,105,206
Other Assets and Liabilities - Net		(109,242)
Net Assets		$1,995,964

SECURITIES SOLD SHORT - (3.2%) (e)
Fannie Mae, TBA
5.00%, due 04/01/2038	(10,000)	(10,316)
5.50%, due 04/01/2038 - 05/01/2038	(12,000)	(12,643)
6.00%, due 05/01/2038	(5,000)	(5,334)
Ginnie Mae, TBA
6.00%, due 04/01/2038 - 05/01/2038	(33,000)	(35,164)
Total Securities Sold Short (proceeds $63,474)		$(63,457)

(all amounts in thousands)

(unaudited)

	Notional Amount	Value
WRITTEN-OPTIONS - 0.0% ■
Put Options - 0.0% ■
10-Year U.S. Treasury Note	$(19)	$(11)
Put Strike $115.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(346)	(119)
Put Strike $114.00
Expires 05/21/2010
10-Year U.S. Treasury Note	(530)	(66)
Put Strike $114.00
Expires 04/23/2010
Call Options - 0.0% ■
10-Year U.S. Treasury Note	(468)	(22)
Call Strike $119.00
Expires 04/23/2010
10-Year U.S. Treasury Note	(528)	(91)
Call Strike $119.00
Expires 05/21/2010
Total Written Options (Premiums: $663)		$(309)

WRITTEN SWAPTIONS:

Description	Floating Rate Index	Pay/Receivable Floating Rate	Exercise Rate	Expiration Rate	Notional Amount	Premiums	Value
Call - Credit Default Swap, European Style	5-Year CDX.OC.8 Index USD	Receives	0.80	06/16/2010	$(34,000)	$(58)	$(85)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	04/19/2010	(1,000)	(13)	(♦ )
Call - Interest Rate Swap, European Style	10-Year IRO DUB	Receives	3.25	04/19/2010	(69,400)	(448)	(1)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(33,000)	(81)	(72)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	08/31/2010	(1,300)	(8)	(3)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.25	10/29/2010	(14,100)	(94)	(46)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	04/19/2010	(3,400)	(21)	(1)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	06/14/2010	(3,200)	(11)	(9)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	06/14/2010	(25,000)	(94)	(72)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.50	06/14/2010	(53,000)	(461)	(152)
Call - Interest Rate Swap, European Style	10-Year IRO USD	Receives	3.60	05/21/2010	(7,200)	(36)	(24)
Call - Interest Rate Swap, European Style §	10-Year IRO USD	Receives	94.00	04/20/2010	(19,500)	(90)	(156)
Put - Credit Default Swap, European Style	5-Year CDX.OP.1 Index USD	Pays	1.30	06/16/2010	(34,000)	(82)	(18)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.10	05/21/2010	(7,200)	(44)	(40)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.25	04/19/2010	(1,000)	(8)	(♦ )
Put - Interest Rate Swap, European Style	10-Year IRO DUB	Pays	4.25	04/19/2010	(99,500)	(1,243)	(27)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.25	04/19/2010	(79,700)	(1,138)	(22)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	06/14/2010	(30,900)	(303)	(62)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	06/14/2010	(25,000)	(58)	(50)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.50	06/14/2010	(3,200)	(8)	(6)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(33,000)	(173)	(154)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	4.75	08/31/2010	(45,400)	(494)	(214)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	5.00	10/29/2010	(14,100)	(113)	(80)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(500)	(3)	(♦ )
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(22,700)	(139)	(9)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(1,200)	(8)	(♦ )
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	10.00	07/10/2012	(2,300)	(16)	(1)
Put - Interest Rate Swap, European Style	10-Year IRO USD	Pays	88.00	04/20/2010	(19,500)	(168)	(♦ )
						$(5,413)	$(1,304)

The notes are an integral part of this report.

SWAP AGREEMENTS: (c) (d)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 03/31/2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
BFC Genesee, Ltd. 1.93%, 01/01/2041	2.25%	01/10/2041	CBK	97.71	$2,460	$2,404	$—	$2,404
Capital One Finance Corp. 6.25%, 11/15/2013	1.00%	09/20/2017	DUB	114.92	3,400	32	48	(16)
Montauk Point CDO, Ltd. 2006-2A A4 1.73%, 04/06/2046	2.22%	01/06/2046	FBF	95.60	2,500	2,390	—	2,390
						$4,826	$48	$4,778

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 03/31/2010 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc. 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	196.76	$13,000	$479	$—	$479
Goldman Sachs Group, Inc. 6.60%, 01/15/2012 §	1.00%	03/20/2011	DUB	57.28	2,400	7	4	3
Goldman Sachs Group, Inc. 6.60%, 01/15/2012 §	1.00%	03/20/2012	BRC	78.24	2,100	7	(1)	8
Morgan Stanley 6.60%, 04/01/2012	1.00%	06/20/2010	GST	89.60	7,600	2	9	(7)
Reynolds American Inc. 7.63%, 06/1/2016	1.28%	06/20/2017	GST	182.84	2,100	(77)	—	(77)
Sprint Nextel Corp. 6.00%, 12/01/2016 §	5.00%	09/20/2010	GST	227.07	4,600	63	43	20
Time Warner, Inc. 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	53.23	410	(11)	—	(11)
						$470	$55	$415

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	—	$13,400	$282	$—	$282
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	GST	—	13,068	386	170	216
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	RYL	—	3,775	112	42	70
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	—	8,615	255	83	172
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	—	12,100	358	228	130
						$1,393	$523	$870

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (4)	Market Value (5)	Upfront Premiums (Received)	Unrealized Appreciation (Depreciation)
ABX.HE.AAA.06-2	0.11%	05/25/2046	GST	—	$3,944	$(1,962)	$(1,227)	$(735)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	—	45,496	(863)	(1,301)	438
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	—	22,554	(428)	(548)	120
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	—	9,600	(1,024)	—	(1,024)
						$(4,277)	$(3,076)	$(1,201)

The notes are an integral part of this report.

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
BRL-CDI §	11.36%	01/02/2012	HUS	BRL	$17,600	$69	$74	$(5)
BRL-CDI §	11.67%	01/02/2012	MYC	BRL	14,500	160	94	66
BRL-CDI	11.02%	01/02/2012	UAG	BRL	13,000	26	—	26
BRL-CDI §	11.67%	01/02/2012	HUS	BRL	13,200	146	86	60
BRL-CDI	11.99%	01/02/2014	GLM	BRL	11,000	(11)	4	(15)
BRL-CDI	11.96%	01/02/2014	BRC	BRL	16,300	(23)	(5)	(18)
BRL-CDI	11.96%	01/02/2014	GLM	BRL	127,500	(175)	(112)	(63)
BRL-CDI §	12.12%	01/02/2014	HUS	BRL	41,100	42	99	(57)
						$234	$240	$(6)

FUTURES CONTRACTS: (b)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	14	06/30/2010	$(1)
3-month EURIBOR	126	06/14/2010	369
3-month EURIBOR	205	09/19/2011	162
3-month EURIBOR	797	09/13/2010	1,029
3-month EURIBOR	206	06/13/2011	167
3-month EURIBOR	919	12/13/2010	543
90-Day Euro	956	06/14/2010	2,365
90-Day Euro	660	09/14/2010	2,186
German Euro BOBL	224	06/08/2010	95
German Euro Bund	193	06/08/2010	141
Ultra Long U.S. Treasury Bond	112	06/21/2010	(85)
			$6,971

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	43,408	04/05/2010	$24,312	$73
Brazilian Real	2,655	04/05/2010	1,465	26
Brazilian Real	5,066	04/05/2010	2,796	50
Brazilian Real	3,362	04/05/2010	1,848	40
Brazilian Real	(59,702)	04/05/2010	(34,092)	555
Brazilian Real	2,582	04/05/2010	1,421	29
Brazilian Real	2,629	04/05/2010	1,447	30
Brazilian Real	(43,408)	06/02/2010	(24,018)	(71)
Canadian Dollar	(45,078)	04/06/2010	(43,232)	(1,150)
Chinese Yuan Renminbi	19,376	06/07/2010	2,876	(37)
Chinese Yuan Renminbi	28,272	06/07/2010	4,200	(57)
Chinese Yuan Renminbi	(16,049)	06/07/2010	(2,378)	26
Chinese Yuan Renminbi	12,477	06/07/2010	1,852	(24)
Chinese Yuan Renminbi	29,621	06/07/2010	4,400	(60)
Chinese Yuan Renminbi	12,622	06/07/2010	1,858	(8)
Chinese Yuan Renminbi	11,616	06/07/2010	1,725	(23)
Chinese Yuan Renminbi	(36,245)	06/07/2010	(5,358)	47
Chinese Yuan Renminbi	7,697	06/07/2010	1,144	(16)
Chinese Yuan Renminbi	(113,291)	06/07/2010	(16,744)	143

The notes are an integral part of this report.

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation
Chinese Yuan Renminbi	19,273	06/07/2010	$2,862	$(38)
Chinese Yuan Renminbi	6,263	06/07/2010	930	(12)
Chinese Yuan Renminbi	39,234	06/07/2010	5,785	(36)
Chinese Yuan Renminbi	15,380	06/07/2010	2,267	(13)
Chinese Yuan Renminbi	(36,245)	06/07/2010	(5,359)	47
Chinese Yuan Renminbi	41,218	11/17/2010	6,215	(153)
Chinese Yuan Renminbi	(10,365)	11/17/2010	(1,547)	22
Chinese Yuan Renminbi	(10,250)	11/17/2010	(1,526)	19
Chinese Yuan Renminbi	(12,094)	11/17/2010	(1,800)	22
Chinese Yuan Renminbi	(8,509)	11/17/2010	(1,271)	19
Chinese Yuan Renminbi	(27,694)	11/23/2010	(4,124)	50
Chinese Yuan Renminbi	(26,735)	11/23/2010	(3,980)	48
Chinese Yuan Renminbi	36,245	11/23/2010	5,452	(120)
Chinese Yuan Renminbi	36,245	11/23/2010	5,453	(122)
Chinese Yuan Renminbi	(26,387)	11/23/2010	(3,930)	48
Chinese Yuan Renminbi	113,291	11/23/2010	17,041	(377)
Chinese Yuan Renminbi	(26,262)	11/23/2010	(3,911)	48
Chinese Yuan Renminbi	(1,173)	11/23/2010	(177)	4
Chinese Yuan Renminbi	(25,278)	11/23/2010	(3,763)	44
Chinese Yuan Renminbi	(20,245)	11/23/2010	(3,011)	33
Chinese Yuan Renminbi	(32,008)	11/23/2010	(4,778)	70
Chinese Yuan Renminbi	49,946	01/10/2011	7,477	(116)
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	(122)
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	(58)
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	(61)
Chinese Yuan Renminbi	8,509	02/13/2012	1,324	(24)
Chinese Yuan Renminbi	30,727	02/13/2012	4,778	(82)
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	(57)
Chinese Yuan Renminbi	9,826	02/13/2012	1,526	(25)
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	(27)
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	(60)
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	(60)
Chinese Yuan Renminbi	11,604	02/13/2012	1,800	(27)
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	(50)
Danish Krone	3,240	05/10/2010	593	(5)
Euro	(5,979)	04/26/2010	(8,140)	64
Euro	(35,550)	04/26/2010	(48,391)	375
Euro	(68,014)	04/26/2010	(93,573)	1,710
Euro	(7,903)	04/26/2010	(10,807)	133
Euro	(1,092)	04/26/2010	(1,493)	18
Euro	(27,455)	04/26/2010	(37,398)	315
Euro	(1,564)	04/26/2010	(2,174)	62
Euro	(3,465)	04/26/2010	(4,708)	28
Euro	(3,000)	04/26/2010	(4,101)	48
Euro	1,428	04/26/2010	1,951	(22)
Euro	(4,801)	04/26/2010	(6,799)	315
Euro	(2,293)	04/26/2010	(3,134)	37
Japanese Yen	(508,349)	04/19/2010	(5,437)	(1)
Malaysian Ringgit	10	06/14/2010	3	♦
Malaysian Ringgit	22	10/12/2010	6	♦
Malaysian Ringgit	34	10/12/2010	10	♦
Malaysian Ringgit	51	10/12/2010	15	1
New Zealand Dollar	(391)	04/01/2010	(270)	(8)
New Zealand Dollar	(391)	04/30/2010	(276)	(1)
Pound Sterling	(7,836)	06/24/2010	(11,825)	(60)
Republic of Korea Won	837,072	11/12/2010	720	23
Republic of Korea Won	(1,380,024)	11/12/2010	(1,171)	(55)
Republic of Korea Won	889,086	11/12/2010	760	30
Republic of Korea Won	417,240	11/12/2010	360	11
Republic of Korea Won	877,572	11/12/2010	760	19
Republic of Korea Won	471,280	11/12/2010	400	19
Republic of Korea Won	1,615,508	11/12/2010	1,410	25
Republic of Korea Won	859,806	11/12/2010	740	24

The notes are an integral part of this report.

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation
Republic of Korea Won	(1,630,833)	11/12/2010	$(1,378)	$(70)
Republic of Korea Won	432,086	11/12/2010	370	14
Republic of Korea Won	(1,380,258)	11/12/2010	(1,171)	(55)
Republic of Korea Won	470,560	11/12/2010	400	18
Republic of Korea Won	(1,633,099)	11/12/2010	(1,381)	(69)
Republic of Korea Won	955,390	11/12/2010	809	39
Republic of Korea Won	(1,670,887)	11/12/2010	(1,411)	(73)
Republic of Korea Won	4,849,001	11/12/2010	4,273	34
Republic of Korea Won	434,010	11/12/2010	370	15
Republic of Korea Won	888,630	11/12/2010	760	29
Republic of Korea Won	864,024	11/12/2010	740	27
Republic of Korea Won	1,646,073	11/12/2010	1,430	32
Singapore Dollar	(104)	09/16/2010	(74)	♦
Taiwan Dollar	124,818	06/10/2010	3,998	(37)
Taiwan Dollar	124,929	06/10/2010	3,999	(34)
				$1,382

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $24,655.
Џ	In default.
■	Amount rounds to less than 0.1%.
▲	Rate shown reflects the yield at 03/31/2010.
§	Illiquid. At 03/31/2010, illiquid investment securities aggregated $3,421, or 0.17%, and illiquid derivatives aggregated to $338, or 0.02%, of the fund’s net assets.
#

Aggregate cost for federal income tax purposes is $2,124,102. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,164 and $67,060, respectively. Net unrealized depreciation for tax purposes is $18,896.

♦	Amount rounds to less than $1.
Г	Contract amounts are not in thousands.

(1)

If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(a)	All or a portion of this security, in the amount of $5,206, has been pledged with broker as collateral for open futures contracts.

(b)	Cash in the amount of $61 has been segregated with the broker to cover margin requirements for open futures contracts.

(c)	Cash in the amount of $7,650 and a U.S. Government Obligation in the amount of $10 have been segregated with the custodian to cover margin requirements for open swap contracts.

(d)	All or a portion of these securities, in the amount of $879, have been pledged as collateral and have been segregated with the broker to cover margin requirements for open swap contracts.

(e)	Cash in the amount of $1,155 has been segregated at the custodian to cover margin requirements for open short TBA transactions.

(f)	The counterparty for the repurchase agreement is Barclays Capital, Inc.

(g)	The counterparty for the repurchase agreement is UBS Securities LLC.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $182,649, or 9.15%, of the fund’s net assets.

BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
GBP	Pound Sterling
GLM	Goldman Sachs Capital Markets
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
IRO	Interest Rate Option
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG

The notes are an integral part of this report.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$6,583	$—	$—	$6,583
Equities - U.S. Government Agency Obligation	83	—	—	83
Fixed Income - Asset-Backed Security	—	31,181	—	31,181
Fixed Income - Consumer Discretionary	—	2,256	—	2,256
Fixed Income - Consumer Staples	—	18,171	—	18,171
Fixed Income - Energy	—	32,627	—	32,627
Fixed Income - Financials	—	417,208	—	417,208
Fixed Income - Foreign Government Obligation	—	263,563	—	263,563
Fixed Income - Health Care	—	7,200	—	7,200
Fixed Income - Industrials	—	6,346	—	6,346
Fixed Income - Materials	—	3,199	—	3,199
Fixed Income - Mortgage-Backed Security	—	124,588	—	124,588
Fixed Income - Municipal Government Obligation	—	101,259	—	101,259
Fixed Income - Short-Term U.S. Government Obligation	—	148,551	—	148,551
Fixed Income - Telecommunication Services	—	22,724	—	22,724
Fixed Income - U.S. Government Agency Obligation	—	384,112	—	384,112
Fixed Income - U.S. Government Obligation	—	415,521	—	415,521
Fixed Income - Utilities	—	4,962	—	4,962
Cash & Cash Equivalent - Repurchase Agreement	—	89,900	—	89,900
Cash & Cash Equivalent - Securities Lending Collateral	25,172	—	—	25,172
Total	$31,838	$2,073,368	$—	$2,105,206

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Credit Default Swap - Appreciation	$—	$6,732	$—	$6,732
Credit Default Swap - Depreciation	—	(1,870)	—	(1,870)
Interest Rate Swap - Appreciation	—	152	—	152
Interest Rate Swap - Depreciation	—	(158)	—	(158)
Futures Contracts - Appreciation	—	7,057	—	7,057
Futures Contracts - Depreciation	—	(86)	—	(86)
Forward Foreign Currency Contracts - Appreciation	—	4,958	—	4,958
Forward Foreign Currency Contracts - Depreciation	—	(3,576)	—	(3,576)
Total	$—	$13,209	$—	$13,209

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaption	$—	$(1,304)	$—	$(1,304)
Written Option	—	(309)	—	(309)
Total	$—	$(1,613)	$—	$(1,613)

Securities Sold Short	Level 1	Level 2	Level 3	Total
Fixed Income - U.S. Government Agency Obligation	$—	$(63,457)	$—	$(63,457)

*  Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 63.8%
Capital Markets - 63.8%
SSC Government Money Market Fund	493,064	$493
SSgA Money Market Fund	493,064	493
SSgA Prime Money Market Fund	493,064	493
State Street Institutional Liquid Reserves Fund	493,064	493
Total Investment Companies (cost $1,972)		1,972

	Notional Amount
PURCHASED OPTION - 0.0% ■
Call Options - 0.0% ■
S&P 500 Index	$13	1
Call Strike $1,500
Expires 04/16/2010
Total Purchased Option (cost $1)

	Principal
REPURCHASE AGREEMENT - 17.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $533 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $547.	533	533
Total Repurchase Agreement (cost $533)
Total Investment Securities (cost $2,506) #		2,506
Other Assets and Liabilities - Net		583
Net Assets		$3,089

FUTURES CONTRACTS: (1)

Description	Contracts Г	Expiration Date	Net Unrealized (Depreciation)
S&P 500 E-Mini Index	(105)	06/18/2010	$(99)

NOTES TO SCHEDULE OF INVESTMENTS:

■	Amount rounds to less than 0.1%.
▲	Rate shown reflects the yield at 03/31/2010.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $2,506. Aggregate gross unrealized depreciation for all securities in which there is an excess of value over tax cost was less than $1. Net unrealized depreciation for tax purposes is less than $1.

(1)	Cash in the amount of $565 has been segregated with the broker to cover open future contracts.

DEFINITIONS:

SSC	State Street Corporation
SSgA	State Street Global Advisors

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Investment Company - Financials	$1,972	$—	$—	$1,972
Derivative - Purchased Option	—	1	—	1
Cash & Cash Equivalent - Repurchase Agreement	—	533	—	533
Total	$1,972	$534	$—	$2,506

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Depreciation	$—	$(99)	$—	$(99)

*  Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

1

Transamerica Science and Technology VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.3%
Hexcel Corp. ‡ Λ	190,500	$2,751
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. ‡ Λ	65,700	3,572
Gilead Sciences, Inc. ‡	29,905	1,360
Human Genome Sciences, Inc. ‡ Λ	203,000	6,131
Communications Equipment - 14.0%
Brocade Communications Systems, Inc. ‡	200,000	1,142
Cisco Systems, Inc. ‡	44,420	1,156
F5 Networks, Inc. ‡ Λ	80,445	4,948
Juniper Networks, Inc. ‡ Λ	66,130	2,029
Palm, Inc. ‡ Λ	157,630	593
Polycom, Inc. ‡ Λ	166,000	5,076
QUALCOMM, Inc.	49,845	2,093
Computers & Peripherals - 6.4%
Apple, Inc. ‡	23,095	5,426
EMC Corp./Massachusetts ‡	125,355	2,261
Diversified Consumer Services - 1.3%
Capella Education Co. ‡ Λ	16,285	1,512
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	81,630	2,109
Verizon Communications, Inc.	65,145	2,021
Electronic Equipment & Instruments - 3.0%
DTS, Inc. ‡ Λ	105,000	3,574
Health Care Equipment & Supplies - 4.8%
Intuitive Surgical, Inc. ‡ Λ	9,200	3,203
NuVasive, Inc. ‡ Λ	57,345	2,592
Internet & Catalog Retail - 8.3%
Amazon.com, Inc. ‡ Λ	42,740	5,801
priceline.com, Inc. ‡ Λ	16,580	4,228
Internet Software & Services - 7.8%
Equinix, Inc. ‡ Λ	44,120	4,294
Google, Inc. - Class A ‡	5,725	3,246
Vocus, Inc. ‡ Λ	109,365	1,865
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Corp. - Class A	69,000	2,289
Intel Corp.	148,000	3,295
Software - 23.1%
Activision Blizzard, Inc.	336,000	4,052
Citrix Systems, Inc. ‡ Λ	53,000	2,516
Concur Technologies, Inc. ‡ Λ	68,700	2,817
Informatica Corp. ‡ Λ	92,685	2,490
Microsoft Corp.	101,300	2,965
Nuance Communications, Inc. ‡ Λ	211,325	3,516
Rovi Corp. ‡ Λ	100,300	3,724
Salesforce.com, Inc. ‡ Λ	79,260	5,901
Wireless Telecommunication Services - 8.7%
American Tower Corp. - Class A ‡	46,885	1,998
NII Holdings, Inc. ‡ Λ	88,145	3,671
SBA Communications Corp. - Class A ‡ Λ	56,460	2,037
Sprint Nextel Corp. ‡ Λ	719,885	2,736
Total Common Stocks (cost $85,328)		116,990

	Shares
SECURITIES LENDING COLLATERAL - 20.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	24,172,690	24,173
Total Securities Lending Collateral (cost $24,173)

	Principal
REPURCHASE AGREEMENT - 3.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $3,712 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,790.	$3,712	3,712
Total Repurchase Agreement (cost $3,712)
Total Investment Securities (cost $113,213) #		144,875
Other Assets and Liabilities - Net		(24,112)
Net Assets		$120,763

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $23,624.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $113,213. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,494 and $3,832, respectively. Net unrealized appreciation for tax purposes is $31,662.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,541	$—	$—	$11,541
Equities - Health Care	16,858	—	—	16,858
Equities - Industrials	2,751	—	—	2,751
Equities - Information Technology	69,176	—	—	69,176
Equities - Telecommunication Services	16,664	—	—	16,664
Cash & Cash Equivalent - Repurchase Agreement	—	3,712	—	3,712
Cash & Cash Equivalent - Securities Lending Collateral	24,173	—	—	24,173
Total	$141,163	$3,712	$—	$144,875

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Airlines - 2.5%
Continental Airlines, Inc. - Class B ‡ Λ	313,540	$6,888
Biotechnology - 2.0%
Martek Biosciences Corp. ‡ Λ	246,925	5,558
Capital Markets - 3.7%
Cohen & Steers, Inc. Λ	194,245	4,848
Raymond James Financial, Inc. Λ	205,000	5,482
Chemicals - 4.4%
FMC Corp. Λ	85,030	5,148
Intrepid Potash, Inc. ‡ Λ	232,540	7,053
Commercial Banks - 8.4%
City National Corp. Λ	143,750	7,759
Marshall & Ilsley Corp. Λ	880,865	7,092
PrivateBancorp, Inc. - Class A Λ	308,200	4,222
SVB Financial Group ‡	90,100	4,204
Communications Equipment - 2.8%
Brocade Communications Systems, Inc. ‡	636,320	3,633
Harmonic Lightwaves, Inc. ‡ Λ	658,489	4,156
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV - Class Y ‡	179,000	4,164
Diversified Consumer Services - 3.0%
Sotheby’s Λ	264,260	8,216
Electric Utilities - 2.7%
Hawaiian Electric Industries, Inc. Λ	143,500	3,222
ITC Holdings Corp. Λ	74,185	4,079
Electrical Equipment - 4.2%
General Cable Corp. ‡ Λ	180,170	4,865
Woodward Governor Co. Λ	211,500	6,763
Energy Equipment & Services - 3.1%
Oil States International, Inc. ‡ Λ	96,915	4,395
Superior Energy Services, Inc. ‡	203,685	4,281
Health Care Equipment & Supplies - 4.1%
Cooper Cos., Inc. Λ	153,600	5,972
Hologic, Inc. ‡ Λ	296,940	5,505
Household Durables - 2.1%
Tupperware Brands Corp. Λ	119,835	5,778
Insurance - 2.0%
HCC Insurance Holdings, Inc.	195,850	5,405
Life Sciences Tools & Services - 2.4%
Charles River Laboratories International, Inc. ‡ Λ	166,495	6,545
Machinery - 7.3%
AGCO Corp. ‡ Λ	153,000	5,488
Harsco Corp.	140,565	4,490
Manitowoc Co., Inc. Λ	355,000	4,615
Watts Water Technologies, Inc. - Class A Λ	180,415	5,604
Media - 3.2%
Arbitron, Inc. Λ	134,150	3,576
Lamar Advertising Co. - Class A ‡	153,720	5,281
Metals & Mining - 7.3%
AK Steel Holding Corp.	215,000	4,915
Carpenter Technology Corp.	170,000	6,222
Globe Specialty Metals, Inc. ‡	357,205	3,997
Thompson Creek Metals Co., Inc. ‡ Λ	369,115	4,994
Multiline Retail - 2.2%
Saks, Inc. ‡ Λ	693,110	5,961
Professional Services - 2.1%
Manpower, Inc.	101,600	5,803
Real Estate Investment Trusts - 7.4%
BioMed Realty Trust, Inc. Λ	255,000	4,218
Douglas Emmett, Inc. Λ	314,608	4,836
Kilroy Realty Corp. Λ	158,896	4,900
Omega Healthcare Investors, Inc. Λ	336,825	6,564
Real Estate Management & Development - 4.9%
Jones Lang Lasalle, Inc. Λ	117,245	8,546
St. Joe Co. ‡ Λ	155,500	5,030
Road & Rail - 2.8%
Kansas City Southern ‡ Λ	216,395	7,827
Software - 1.7%
THQ, Inc. ‡ Λ	665,815	4,667
Specialty Retail - 4.0%
Gymboree Corp. ‡ Λ	107,175	5,533
Office Depot, Inc. ‡	732,375	5,845
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. ‡ Λ	246,525	4,716
WESCO International, Inc. ‡ Λ	141,100	4,898
Water Utilities - 1.1%
Aqua America, Inc. Λ	180,000	3,163
Total Common Stocks (cost $202,043)		266,922

SECURITIES LENDING COLLATERAL - 22.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	60,873,407	60,873
Total Securities Lending Collateral (cost $60,873)

	Principal
REPURCHASE AGREEMENT - 3.6%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $9,914 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $10,115.	$9,914	9,914
Total Repurchase Agreement (cost $9,914)

Total Investment Securities (cost $272,830) #		337,709
Other Assets and Liabilities - Net		(60,960)

Net Assets		$276,749

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $59,395.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $272,830. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $66,802 and $1,923, respectively. Net unrealized appreciation for tax purposes is $64,879.

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$40,190	$—	$—	$40,190
Equities - Energy	8,676	—	—	8,676
Equities - Financials	73,106	—	—	73,106
Equities - Health Care	23,580	—	—	23,580
Equities - Industrials	66,121	—	—	66,121
Equities - Information Technology	12,456	—	—	12,456
Equities - Materials	32,329	—	—	32,329
Equities - Utilities	10,464	—	—	10,464
Cash & Cash Equivalent - Repurchase Agreement	—	9,914	—	9,914
Cash & Cash Equivalent - Securities Lending Collateral	60,873	—	—	60,873
Total	$327,795	$9,914	$—	$337,709

The notes are an integral part of this report.

2

Transamerica T. Rowe Price Equity Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 2.8%
Boeing Co. Λ	48,500	$3,522
Honeywell International, Inc.	77,800	3,522
Lockheed Martin Corp.	24,600	2,047
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. - Class B Λ	54,300	3,497
Automobiles - 0.5%
Harley-Davidson, Inc. Λ	55,400	1,555
Biotechnology - 0.6%
Amgen, Inc. ‡	31,400	1,876
Building Products - 1.0%
Masco Corp. Λ	147,600	2,291
USG Corp. ‡ Λ	50,900	873
Capital Markets - 2.0%
Bank of New York Mellon Corp.	106,480	3,288
Legg Mason, Inc. Λ	87,500	2,509
Och-Ziff Capital Management Group LLC - Class A	45,800	733
Chemicals - 1.8%
E.I. du Pont de Nemours & Co. Λ	77,000	2,867
International Flavors & Fragrances, Inc. Λ	61,300	2,923
Monsanto Co.	1,700	121
Commercial Banks - 5.5%
Allied Irish Banks PLC ‡	34,950	57
KeyCorp Λ	173,100	1,342
Marshall & Ilsley Corp.	87,300	703
Regions Financial Corp. Λ	154,700	1,214
SunTrust Banks, Inc. Λ	97,400	2,609
U.S. Bancorp Λ	198,200	5,129
Wells Fargo & Co.	213,640	6,648
Commercial Services & Supplies - 0.6%
Avery Dennison Corp. Λ	56,900	2,072
Communications Equipment - 0.4%
Cisco Systems, Inc. ‡	52,500	1,367
Computers & Peripherals - 0.5%
Dell, Inc. ‡	115,000	1,726
Construction Materials - 0.7%
Vulcan Materials Co. Λ	48,700	2,301
Consumer Finance - 3.5%
American Express Co.	163,700	6,754
Capital One Financial Corp. Λ	54,600	2,261
SLM Corp. ‡	165,300	2,070
Distributors - 0.5%
Genuine Parts Co. Λ	35,450	1,497
Diversified Consumer Services - 0.2%
H&R Block, Inc. Λ	27,900	497
Diversified Financial Services - 6.4%
Bank of America Corp.	435,377	7,771
JPMorgan Chase & Co.	243,722	10,907
NYSE Euronext	61,600	1,824
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	227,940	5,889
Qwest Communications International, Inc. Λ	417,500	2,179
Verizon Communications, Inc. Λ	91,442	2,837
Electric Utilities - 4.5%
Duke Energy Corp. Λ	122,500	1,999
Entergy Corp.	30,100	2,449
Exelon Corp.	72,200	3,163
FirstEnergy Corp. Λ	24,450	956
Pinnacle West Capital Corp. Λ	44,100	1,664
PPL Corp.	62,200	1,724
Progress Energy, Inc. Λ	56,000	2,204
Electrical Equipment - 0.7%
Cooper Industries PLC - Class A	45,414	2,177
Energy Equipment & Services - 1.1%
Schlumberger, Ltd.	56,000	3,554
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	20,300	1,129
Food Products - 2.7%
Campbell Soup Co. Λ	11,000	389
Hershey Co. Λ	112,900	4,832
Kraft Foods, Inc. - Class A	73,100	2,211
McCormick & Co., Inc. Λ	33,600	1,289
Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc. - Class A Λ	72,256	2,277
MGM Mirage, Inc. ‡ Λ	85,300	1,024
Household Durables - 2.6%
D.R. Horton, Inc. Λ	51,900	654
Fortune Brands, Inc. Λ	92,100	4,468
Whirlpool Corp. Λ	37,300	3,254
Household Products - 1.0%
Kimberly-Clark Corp.	49,600	3,119
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc. Λ	43,300	1,520
NRG Energy, Inc. ‡ Λ	32,300	675
Industrial Conglomerates - 4.4%
3M Co.	64,600	5,399
General Electric Co.	463,450	8,435
Insurance - 3.7%
Chubb Corp. Λ	26,500	1,374
Lincoln National Corp.	87,866	2,697
Marsh & McLennan Cos., Inc. Λ	136,600	3,337
Progressive Corp.	68,800	1,313
Sun Life Financial, Inc.	71,000	2,281
Travelers Cos., Inc. Λ	17,210	928
Internet Software & Services - 0.7%
eBay, Inc. ‡ Λ	77,500	2,089
IT Services - 0.9%
Computer Sciences Corp. ‡	52,500	2,861
Leisure Equipment & Products - 0.8%
Mattel, Inc.	113,900	2,590
Machinery - 3.1%
Deere & Co.	53,300	3,169
Eaton Corp. Λ	17,100	1,296
Illinois Tool Works, Inc.	81,300	3,850
ITT Corp. Λ	19,100	1,024
Pall Corp.	14,200	575
Media - 5.6%
Cablevision Systems Corp. - Class A	86,500	2,088
Comcast Corp. - Class A Λ	52,200	982
Madison Square Garden, Inc. ‡	21,625	470
McGraw-Hill Cos., Inc. Λ	99,100	3,533
New York Times Co. - Class A ‡ Λ	126,400	1,407
Time Warner, Inc. Λ	147,400	4,610
Walt Disney Co.	112,000	3,910

The notes are an integral part of this report.

1

	Shares	Value
Media - (continued)
WPP PLC	103,700	$1,075
Metals & Mining - 1.4%
Alcoa, Inc. Λ	84,900	1,209
Nucor Corp.	71,000	3,222
Multiline Retail - 0.4%
Macy’s, Inc.	58,100	1,265
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.	36,700	527
NiSource, Inc.	180,000	2,843
PG&E Corp. Λ	42,900	1,820
TECO Energy, Inc.	43,400	690
Xcel Energy, Inc. Λ	105,000	2,226
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	52,500	3,824
BP PLC ADR Λ	64,674	3,691
Chevron Corp.	103,450	7,846
ConocoPhillips	30,200	1,545
Exxon Mobil Corp.	103,438	6,928
Murphy Oil Corp. Λ	72,600	4,079
Royal Dutch Shell PLC - Class A ADR	99,100	5,734
Spectra Energy Corp.	64,600	1,455
Sunoco, Inc. Λ	54,900	1,631
Williams Cos., Inc. Λ	30,700	709
Paper & Forest Products - 2.1%
International Paper Co.	155,593	3,829
MeadWestvaco Corp. Λ	71,300	1,822
Weyerhaeuser Co. Λ	23,000	1,041
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co. Λ	105,000	2,804
Eli Lilly & Co.	76,900	2,785
Johnson & Johnson	45,500	2,967
Merck & Co., Inc.	98,100	3,664
Pfizer, Inc. Λ	87,361	1,498
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	91,900	2,648
Applied Materials, Inc.	77,600	1,046
Intel Corp.	88,100	1,961
Software - 1.8%
Electronic Arts, Inc. ‡	64,000	1,194
Microsoft Corp.	151,500	4,434
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. ‡ Λ	85,000	3,720
Home Depot, Inc.	168,000	5,434
Tiffany & Co. Λ	33,500	1,591
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. ‡ Λ	200,700	763
Vodafone Group PLC	576,600	1,330
Total Common Stocks (cost $299,216)		305,077

INVESTMENT COMPANY - 3.4%
Capital Markets - 3.4%
T. Rowe Price Prime Reserve Fund ◊	10,863,110	10,863
Total Investment Company (cost $10,863)

SECURITIES LENDING COLLATERAL - 14.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	46,224,557	46,225
Total Securities Lending Collateral (cost $46,225)

	Principal
REPURCHASE AGREEMENT - 1.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $3,577 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,653.	$3,577	3,577
Total Repurchase Agreement (cost $3,577)

Total Investment Securities (cost $359,881) #		365,742
Other Assets and Liabilities - Net		(46,043)

Net Assets		$319,699

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $45,144.
‡	Non-income producing security.
◊	The investment issuer is affiliated with the sub-adviser of the Fund.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $359,881. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $47,385 and $41,524, respectively. Net unrealized appreciation for tax purposes is $5,861.

DEFINITION:

ADR           American Depositary Receipt

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$47,901	$—	$—	$47,901
Equities - Consumer Staples	12,969	—	—	12,969
Equities - Energy	40,996	—	—	40,996
Equities - Financials	67,749	—	—	67,749
Equities - Health Care	15,594	—	—	15,594
Equities - Industrials	43,749	—	—	43,749
Equities - Information Technology	19,326	—	—	19,326
Equities - Materials	19,335	—	—	19,335
Equities - Telecommunication Services	12,998	—	—	12,998
Equities - Utilities	24,460	—	—	24,460
Investment Companies	10,863	—	—	10,863
Cash & Cash Equivalent - Repurchase Agreement	—	3,577	—	3,577
Cash & Cash Equivalent - Securities Lending Collateral	46,225	—	—	46,225
Total	$362,165	$3,577	$—	$365,742

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$1,014	$—	$—	$—	$—	$—	$61	$—	$(1,075)	$—
Equities - Financials	$152	$—	$(85)	$—	$—	$(101)	$90	$—	$(56)	$—
Equities - Telecommunication Services	$1,335	$—	$—	$—	$—	$—	$—	$(5)	$(1,330)	$—
Total	$2,501	$—	$(85)	$—	$—	$(101)	$151	$(5)	$(2,461)	$—

The notes are an integral part of this report.

3

Transamerica T. Rowe Price Growth Stock VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	34,000	$4,308
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	67,000	2,474
FedEx Corp. Λ	27,400	2,559
Beverages - 0.9%
PepsiCo, Inc.	48,700	3,222
Biotechnology - 2.3%
Celgene Corp. ‡	30,800	1,908
Gilead Sciences, Inc. ‡	117,800	5,358
Vertex Pharmaceuticals, Inc. ‡ Λ	25,500	1,042
Capital Markets - 4.7%
BlackRock, Inc. - Class A Λ	5,200	1,132
Charles Schwab Corp.	135,500	2,532
Franklin Resources, Inc.	36,500	4,048
Goldman Sachs Group, Inc.	21,900	3,737
Morgan Stanley	103,900	3,043
Northern Trust Corp. Λ	51,400	2,840
Chemicals - 1.7%
Monsanto Co.	21,600	1,543
Praxair, Inc.	54,900	4,556
Commercial Banks - 2.4%
PNC Financial Services Group, Inc.	32,500	1,940
U.S. Bancorp	144,300	3,735
Wells Fargo & Co.	94,600	2,944
Commercial Services & Supplies - 0.4%
Republic Services, Inc. - Class A	55,000	1,596
Communications Equipment - 4.1%
Cisco Systems, Inc. ‡	184,700	4,808
Juniper Networks, Inc. ‡	131,300	4,028
QUALCOMM, Inc.	143,600	6,030
Computers & Peripherals - 8.1%
Apple, Inc. ‡	103,600	24,338
Hewlett-Packard Co.	42,500	2,259
International Business Machines Corp.	21,900	2,809
Consumer Finance - 1.0%
American Express Co.	86,400	3,565
Diversified Financial Services - 4.5%
CME Group, Inc. - Class A Λ	5,300	1,675
IntercontinentalExchange, Inc. ‡ Λ	27,600	3,096
Invesco, Ltd. Λ	166,700	3,652
JPMorgan Chase & Co.	177,300	7,935
Electrical Equipment - 0.5%
Rockwell Automation, Inc. Λ	30,600	1,725
Electronic Equipment & Instruments - 1.0%
Dolby Laboratories, Inc. - Class A ‡ Λ	60,600	3,555
Energy Equipment & Services - 2.5%
Cameron International Corp. ‡	60,600	2,597
FMC Technologies, Inc. ‡	14,800	957
Schlumberger, Ltd.	89,500	5,680
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	46,800	2,794
Health Care Equipment & Supplies - 1.7%
Intuitive Surgical, Inc. ‡ Λ	9,600	3,342
Stryker Corp. Λ	51,700	2,958
Health Care Providers & Services - 6.3%
Express Scripts, Inc. ‡	85,900	8,741
McKesson Corp.	50,800	3,339
Medco Health Solutions, Inc. ‡	167,200	10,794
Hotels, Restaurants & Leisure - 3.2%
Carnival Corp.	18,100	704
Marriott International, Inc. - Class A	111,487	3,514
MGM Mirage, Inc. ‡ Λ	46,500	558
Starbucks Corp. ‡	190,900	4,633
Starwood Hotels & Resorts Worldwide, Inc. Λ	49,200	2,295
Household Products - 0.8%
Procter & Gamble Co.	46,857	2,965
Industrial Conglomerates - 1.2%
3M Co.	32,200	2,691
McDermott International, Inc. ‡	64,600	1,739
Insurance - 0.5%
Sun Life Financial, Inc.	54,700	1,760
Internet & Catalog Retail - 4.9%
Amazon.com, Inc. ‡	95,700	12,990
Liberty Media Corp. - Interactive - Series A ‡	191,400	2,930
priceline.com, Inc. ‡	7,900	2,015
Internet Software & Services - 9.3%
Akamai Technologies, Inc. ‡ Λ	48,600	1,527
Baidu, Inc. ADR ‡	8,800	5,254
eBay, Inc. ‡	124,900	3,366
Google, Inc. - Class A ‡	34,300	19,449
Tencent Holdings, Ltd.	210,800	4,227
IT Services - 6.5%
Accenture PLC - Class A	87,700	3,679
Automatic Data Processing, Inc. Λ	47,500	2,112
Mastercard, Inc. - Class A	17,900	4,547
Visa, Inc. - Class A	132,800	12,088
Western Union Co. Λ	68,900	1,169
Life Sciences Tools & Services - 0.3%
Illumina, Inc. ‡ Λ	31,200	1,214
Machinery - 4.6%
Bucyrus International, Inc. - Class A Λ	25,700	1,696
Danaher Corp.	139,000	11,107
Deere & Co.	25,500	1,516
PACCAR, Inc. Λ	56,200	2,436
Media - 1.7%
McGraw-Hill Cos., Inc.	63,500	2,264
Walt Disney Co.	108,800	3,798
Metals & Mining - 1.1%
Agnico-Eagle Mines, Ltd. Λ	15,400	857
BHP Billiton, Ltd.	78,116	3,125
Multiline Retail - 0.6%
Kohl’s Corp. ‡	39,600	2,169
Oil, Gas & Consumable Fuels - 3.6%
EOG Resources, Inc.	29,200	2,714
Murphy Oil Corp.	31,900	1,792
Petroleo Brasileiro SA - Class A ADR	114,300	4,525
Suncor Energy, Inc.	115,100	3,745
Pharmaceuticals - 1.3%
Allergan, Inc.	70,100	4,579
Road & Rail - 0.2%
Union Pacific Corp. Λ	9,400	689
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV - Class G Λ	42,900	1,519
Broadcom Corp. - Class A	59,700	1,981

The notes are an integral part of this report.

1

	Shares	Value
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp.	38,800	$864
Marvell Technology Group, Ltd. ‡	184,700	3,763
NVIDIA Corp. ‡ Λ	105,100	1,827
Samsung Electronics Co., Ltd.	1,460	1,056
Software - 2.2%
Autodesk, Inc. ‡	55,500	1,633
McAfee, Inc. ‡	64,200	2,576
Microsoft Corp.	94,700	2,772
Salesforce.com, Inc. ‡ Λ	14,600	1,087
Specialty Retail - 2.7%
AutoZone, Inc. ‡ Λ	17,200	2,977
Carmax, Inc. ‡ Λ	78,500	1,972
Lowe’s Cos., Inc. Λ	151,500	3,672
O’Reilly Automotive, Inc. ‡ Λ	32,500	1,356
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. Λ	79,000	3,122
Nike, Inc. - Class B Λ	39,300	2,889
Trading Companies & Distributors - 0.7%
Fastenal Co. Λ	51,100	2,452
Wireless Telecommunication Services - 4.1%
American Tower Corp. - Class A ‡	135,900	5,791
Crown Castle International Corp. ‡ Λ	213,300	8,154
Leap Wireless International, Inc. ‡ Λ	39,978	654
MetroPCS Communications, Inc. ‡ Λ	84,400	598
Total Common Stocks (cost $295,604)		362,347

INVESTMENT COMPANY - 0.0% ■
Capital Markets - 0.0% ■
T. Rowe Price Prime Reserve Fund ◊	1,032	1
Total Investment Company (cost $1)

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	30,520,231	30,520
Total Securities Lending Collateral (cost $30,520)

	Principal
REPURCHASE AGREEMENT - 0.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,227 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,254.	$1,227	1,227
Total Repurchase Agreement (cost $1,227)

Total Investment Securities (cost $327,352) #		394,095
Other Assets and Liabilities - Net		(30,411)

Net Assets		$363,684

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $29,853.
‡	Non-income producing security.
■	Amount rounds to less than 0.1%.
◊	The investment issuer is affiliated with the sub-adviser of the fund.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $327,352. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $69,652 and $2,909, respectively. Net unrealized appreciation for tax purposes is $66,743.

DEFINITION:

ADR           American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$53,857	$—	$—	$53,857
Equities - Consumer Staples	8,981	—	—	8,981
Equities - Energy	22,010	—	—	22,010
Equities - Financials	47,634	—	—	47,634
Equities - Health Care	43,275	—	—	43,275
Equities - Industrials	36,988	—	—	36,988
Equities - Information Technology	118,294	—	—	118,294
Equities - Materials	10,081	—	—	10,081
Equities - Telecommunication Services	21,227	—	—	21,227
Investment Company - Financials	1	—	—	1
Cash & Cash Equivalent - Repurchase Agreement	—	1,227	—	1,227
Cash & Cash Equivalent - Securities Lending Collateral	30,520	—	—	30,520
Total	$392,868	$1,227	$—	$394,095

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$1,473	$—	$(1,457)	$—	$367	$—	$—	$(383)	$—	$—
Equities - Information Technology	$7,134	$—	$(1,387)	$—	$297	$—	$54	$(816)	$(5,282)	$—
Equities - Materials	$3,246	$—	$(241)	$—	$109	$—	$11	$—	$(3,125)	$—
Total	$11,853	$—	$(3,085)	$—	$773	$—	$65	$(1,199)	$(8,407)	$—

The notes are an integral part of this report.

3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.7%
DynCorp International, Inc. - Class A ‡ Λ	15,100	$173
Esterline Technologies Corp. ‡ Λ	9,100	450
GenCorp, Inc. ‡ Λ	46,100	266
HEICO Corp. - Class A	5,300	210
Hexcel Corp. ‡ Λ	24,400	352
TASER International, Inc. ‡	15,700	92
Transdigm Group, Inc.	14,000	743
Triumph Group, Inc. Λ	4,700	329
Air Freight & Logistics - 0.8%
Hub Group, Inc. - Class A ‡	22,100	618
UTI Worldwide, Inc.	43,000	659
Airlines - 0.9%
Allegiant Travel Co. - Class A ‡ Λ	10,700	619
UAL Corp. ‡	37,600	735
Auto Components - 0.9%
Gentex Corp.	13,700	266
Tenneco, Inc. ‡ Λ	19,400	459
TRW Automotive Holdings Corp. ‡ Λ	24,200	692
Automobiles - 0.3%
Avis Budget Group, Inc. ‡ Λ	39,300	452
Beverages - 0.4%
Boston Beer Co., Inc. - Class A ‡ Λ	12,400	648
Biotechnology - 6.7%
Acorda Therapeutics, Inc. ‡	8,200	280
Alexion Pharmaceuticals, Inc. ‡	18,800	1,022
Alkermes, Inc. ‡ Λ	22,800	296
Allos Therapeutics, Inc. ‡ Λ	9,300	69
Alnylam Pharmaceuticals, Inc. ‡ Λ	8,900	151
Array Biopharma, Inc. ‡ Λ	10,900	30
BioMarin Pharmaceutical, Inc. ‡ Λ	26,600	622
Cepheid, Inc. ‡ Λ	13,900	243
Cubist Pharmaceuticals, Inc. ‡ Λ	13,700	309
Human Genome Sciences, Inc. ‡ Λ	42,600	1,286
Idenix Pharmaceuticals, Inc. ‡	13,500	38
Incyte Corp., Ltd. ‡ Λ	85,100	1,187
InterMune, Inc. ‡	13,800	615
Isis Pharmaceuticals, Inc. ‡ Λ	7,100	78
Lexicon Pharmaceuticals, Inc. ‡ Λ	32,100	48
Momenta Pharmaceuticals, Inc. ‡	9,200	138
Myriad Genetics, Inc. ‡	10,900	262
Onyx Pharmaceuticals, Inc. ‡	14,500	439
OSI Pharmaceuticals, Inc. ‡ Λ	13,800	822
Pharmasset, Inc. ‡ Λ	8,200	220
Regeneron Pharmaceuticals, Inc. ‡ Λ	24,100	638
Rigel Pharmaceuticals, Inc. ‡ Λ	2,800	22
Seattle Genetics, Inc. ‡ Λ	22,000	263
Senomyx, Inc. ‡	21,800	71
Theravance, Inc. ‡	9,600	128
United Therapeutics Corp. ‡ Λ	10,500	581
Zymogenetics, Inc. ‡ Λ	14,500	83
Building Products - 0.0%■
Builders FirstSource, Inc. ‡	14,800	47
Capital Markets - 1.9%
Affiliated Managers Group, Inc. ‡ Λ	12,100	955
Cohen & Steers, Inc. Λ	4,100	102
E*Trade Financial Corp. ‡ Λ	94,300	156
Greenhill & Co., Inc.	5,200	427
Knight Capital Group, Inc. - Class A ‡ Λ	20,500	313
Penson Worldwide, Inc. ‡ Λ	7,600	77
Riskmetrics Group, Inc. ‡ Λ	25,200	569
Stifel Financial Corp. ‡ Λ	6,300	339
Chemicals - 1.6%
Airgas, Inc.	5,700	363
Intrepid Potash, Inc. ‡ Λ	12,300	373
Koppers Holdings, Inc.	13,800	391
Nalco Holding Co.	15,600	380
Scotts Miracle-Gro Co. - Class A	4,600	213
WR Grace & Co. ‡	26,700	741
Commercial Banks - 1.5%
Glacier Bancorp, Inc. Λ	18,900	288
Pinnacle Financial Partners, Inc. ‡ Λ	15,300	231
Signature Bank ‡	20,200	749
SVB Financial Group ‡	12,500	583
Texas Capital Bancshares, Inc. ‡ Λ	20,900	397
Commercial Services & Supplies - 1.7%
Brink’s Co.	6,300	178
Cenveo, Inc. ‡ Λ	40,700	352
Clean Harbors, Inc. ‡ Λ	7,000	389
NET 1 UEPS Technologies, Inc. ‡	15,200	280
Rollins, Inc.	12,200	264
US Ecology, Inc. Λ	8,300	134
Waste Connections, Inc. ‡	27,325	928
Communications Equipment - 4.1%
Acme Packet, Inc. ‡	13,000	251
Adtran, Inc. Λ	18,900	498
Arris Group, Inc. ‡ Λ	27,400	329
Blue Coat Systems, Inc. ‡ Λ	23,800	739
Brocade Communications Systems, Inc. ‡	29,300	167
Cogo Group, Inc. ‡ Λ	24,800	173
CommScope, Inc. ‡ Λ	23,600	661
Comtech Telecommunications Corp. ‡ Λ	15,500	496
F5 Networks, Inc. ‡	20,600	1,267
JDS Uniphase Corp. ‡	38,900	487
Plantronics, Inc. Λ	17,700	554
Polycom, Inc. ‡ Λ	19,412	594
Computers & Peripherals - 0.3%
Synaptics, Inc. ‡ Λ	15,300	422
Construction & Engineering - 0.3%
MYR Group, Inc. ‡	9,000	147
Quanta Services, Inc. ‡	14,176	271
Consumer Finance - 0.1%
World Acceptance Corp. ‡ Λ	5,300	191
Containers & Packaging - 0.5%
Crown Holdings, Inc. ‡	15,500	417
Greif, Inc. - Class A Λ	4,800	264
Distributors - 0.3%
LKQ Corp. ‡	20,800	422
Diversified Consumer Services - 1.5%
American Public Education, Inc. ‡ Λ	7,100	331
Capella Education Co. ‡ Λ	6,600	612
ITT Educational Services, Inc. ‡ Λ	3,600	405
Matthews International Corp. - Class A Λ	11,200	398
Steiner Leisure, Ltd. ‡	10,600	470

The notes are an integral part of this report.

1

	Shares	Value
Diversified Financial Services - 1.0%
Interactive Brokers Group, Inc. - Class A ‡ Λ	17,900	$289
MSCI, Inc. - Class A ‡	28,400	1,025
NewStar Financial, Inc. ‡	21,500	137
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. ‡ Λ	22,700	188
TW Telecom, Inc. - Class A ‡ Λ	25,100	455
Electrical Equipment - 2.1%
Acuity Brands, Inc. Λ	19,400	819
General Cable Corp. ‡ Λ	12,100	327
II-VI, Inc. ‡	17,600	596
Thomas & Betts Corp. ‡	13,700	538
Woodward Governor Co.	25,800	824
Electronic Equipment & Instruments - 1.9%
Anixter International, Inc. ‡ Λ	8,200	384
Cyberoptics Corp. ‡	36,300	339
Dolby Laboratories, Inc. - Class A ‡	16,700	980
Itron, Inc. ‡	7,300	530
Rofin-Sinar Technologies, Inc. ‡ Λ	10,100	228
Trimble Navigation, Ltd. ‡ Λ	9,500	273
TTM Technologies, Inc. ‡ Λ	9,500	84
Energy Equipment & Services - 3.5%
Atwood Oceanics, Inc. ‡	16,200	561
Complete Production Services, Inc. ‡ Λ	32,100	371
Core Laboratories NV Λ	8,600	1,124
Dawson Geophysical Co. ‡ Λ	5,000	146
Dresser-Rand Group, Inc. ‡ Λ	3,000	94
Gulf Island Fabrication, Inc. Λ	10,700	233
Ion Geophysical Corp. ‡ Λ	24,700	122
Oceaneering International, Inc. ‡	8,200	521
Oil States International, Inc. ‡ Λ	21,300	966
Superior Energy Services, Inc. ‡	21,900	460
Tesco Corp. ‡ Λ	22,700	265
TETRA Technologies, Inc. ‡ Λ	22,100	270
Unit Corp. ‡	4,000	169
Food Products - 0.3%
American Italian Pasta Co. - Class A ‡	12,200	474
Health Care Equipment & Supplies - 3.0%
American Medical Systems Holdings, Inc. ‡ Λ	22,600	420
Arthrocare Corp. ‡	8,500	253
Edwards Lifesciences Corp. ‡ Λ	6,200	613
Idexx Laboratories, Inc. ‡ Λ	13,400	771
Immucor, Inc. ‡	15,600	349
Integra LifeSciences Holdings Corp. ‡ Λ	5,600	245
Masimo Corp. Λ	10,200	271
Meridian Bioscience, Inc. Λ	26,150	533
Orthofix International NV ‡	7,800	284
Stereotaxis, Inc. ‡ Λ	10,600	53
STERIS Corp. Λ	8,900	300
Thoratec Corp. ‡ Λ	13,400	448
Health Care Providers & Services - 4.5%
Alliance Healthcare Services, Inc. ‡ Λ	25,900	146
Amedisys, Inc. ‡ Λ	10,266	567
Catalyst Health Solutions, Inc. ‡ Λ	15,200	629
Centene Corp. ‡ Λ	16,300	392
Chemed Corp. Λ	4,600	250
Chindex International, Inc. ‡ Λ	6,800	80
Corvel Corp. ‡ Λ	6,400	229
Gentiva Health Services, Inc. ‡ Λ	18,200	515
Healthsouth Corp. ‡ Λ	26,800	501
Healthspring, Inc. ‡	10,200	180
Healthways, Inc. ‡ Λ	10,400	167
Inventiv Health, Inc. ‡	10,600	238
Mednax, Inc. ‡ Λ	6,400	372
PharMerica Corp. ‡ Λ	24,700	450
PSS World Medical, Inc. ‡ Λ	16,200	381
Psychiatric Solutions, Inc. ‡ Λ	12,100	361
Sun Healthcare Group, Inc. ‡ Λ	25,400	242
Tenet Healthcare Corp. ‡	115,200	658
VCA Antech, Inc. ‡ Λ	16,800	471
Health Care Technology - 1.1%
Allscripts-Misys Healthcare Solutions, Inc. ‡ Λ	16,900	331
Cerner Corp. ‡ Λ	6,700	570
Eclipsys Corp. ‡	10,600	211
Medassets, Inc. ‡ Λ	11,700	246
Phase Forward, Inc. ‡ Λ	9,200	120
Vital Images, Inc. ‡	7,800	126
Hotels, Restaurants & Leisure - 3.1%
CEC Entertainment, Inc. ‡ Λ	8,600	328
Cheesecake Factory, Inc. ‡ Λ	26,200	709
Chipotle Mexican Grill, Inc. - Class A ‡ Λ	5,700	642
Choice Hotels International, Inc. Λ	6,000	209
Denny’s Corp. ‡ Λ	40,100	154
National Cinemedia, Inc. Λ	16,600	287
Panera Bread Co. - Class A ‡ Λ	7,900	604
PF Chang’s China Bistro, Inc. ‡ Λ	10,700	472
Red Robin Gourmet Burgers, Inc. ‡ Λ	7,600	186
WMS Industries, Inc. ‡ Λ	25,850	1,083
Household Durables - 0.7%
Jarden Corp.	13,200	439
Tempur-Pedic International, Inc. ‡ Λ	20,700	625
Household Products - 0.3%
Church & Dwight Co., Inc. Λ	7,600	509
Insurance - 1.0%
Amtrust Financial Services, Inc. Λ	16,500	230
HCC Insurance Holdings, Inc.	21,200	586
Navigators Group, Inc. ‡	5,600	220
StanCorp Financial Group, Inc.	9,600	457
Internet & Catalog Retail - 1.4%
Blue Nile, Inc. ‡ Λ	1,700	94
HSN, Inc. ‡ Λ	9,200	271
PetMed Express, Inc. Λ	13,600	302
priceline.com, Inc. ‡ Λ	4,500	1,147
Shutterfly, Inc. ‡	12,500	301
Internet Software & Services - 2.1%
Art Technology Group, Inc. ‡ Λ	38,200	168
AsiaInfo Holdings, Inc. ‡ Λ	13,700	363
J2 Global Communications, Inc. ‡	20,100	470
Mercadolibre, Inc. ‡ Λ	10,700	517
Perficient, Inc. ‡	28,100	317
RealNetworks, Inc. ‡	45,500	220
SINA Corp. ‡ Λ	10,700	403
Sohu.com, Inc. ‡	7,000	382

The notes are an integral part of this report.

2

	Shares	Value
Internet Software & Services - (continued)
Valueclick, Inc. ‡	24,500	$248
IT Services - 3.7%
CACI International, Inc. - Class A ‡ Λ	2,800	137
Cybersource Corp. ‡ Λ	33,300	587
Genpact, Ltd. ‡ Λ	22,100	371
Global Payments, Inc. Λ	18,620	848
Heartland Payment Systems, Inc. Λ	7,020	131
ManTech International Corp. - Class A ‡	4,700	230
NCI, Inc. - Class A ‡ Λ	30,000	906
NeuStar, Inc. - Class A ‡ Λ	15,400	388
SRA International, Inc. - Class A ‡	11,300	235
Teletech Holdings, Inc. ‡	20,600	352
TNS, Inc. ‡ Λ	18,600	415
Unisys Corp. ‡	11,390	397
VeriFone Holdings, Inc. ‡	10,900	220
Wright Express Corp. ‡	9,700	292
Leisure Equipment & Products - 0.9%
Brunswick Corp. Λ	26,900	430
Polaris Industries, Inc. Λ	12,000	614
Pool Corp. Λ	13,000	294
Life Sciences Tools & Services - 1.9%
AMAG Pharmaceuticals, Inc. ‡ Λ	1,800	63
Bio-Rad Laboratories, Inc. - Class A ‡	4,300	445
Dionex Corp. ‡ Λ	3,550	265
eResearchTechnology, Inc. ‡	16,700	115
Exelixis, Inc. ‡ Λ	30,900	188
Illumina, Inc. ‡	16,200	630
Mettler-Toledo International, Inc. ‡ Λ	6,600	721
Parexel International Corp. ‡	17,500	408
Machinery - 4.8%
Actuant Corp. - Class A Λ	48,100	941
Bucyrus International, Inc. - Class A	5,400	356
Chart Industries, Inc. ‡ Λ	19,500	390
Gardner Denver, Inc.	20,700	913
Graco, Inc. Λ	18,700	598
IDEX Corp.	17,100	566
John Bean Technologies Corp. Λ	16,100	282
Middleby Corp. ‡ Λ	10,400	599
Nordson Corp. Λ	8,300	564
Robbins & Myers, Inc. Λ	9,800	233
Toro Co.	16,200	797
Valmont Industries, Inc. Λ	4,400	364
Wabtec Corp. Λ	13,900	585
Marine - 0.4%
Horizon Lines, Inc. - Class A Λ	17,100	93
Kirby Corp. ‡	13,500	515
Media - 2.1%
CTC Media, Inc. Λ	19,700	339
John Wiley & Sons, Inc. - Class A	13,400	580
Knology, Inc. ‡	18,900	254
Liberty Media Corp. - Capital - Series A ‡	31,800	1,156
Madison Square Garden, Inc. ‡	6,700	146
Sirius XM Radio, Inc. ‡	781,800	681
Metals & Mining - 0.7%
Carpenter Technology Corp.	11,600	425
Compass Minerals International, Inc. Λ	7,600	609
Multiline Retail - 0.5%
Big Lots, Inc. ‡	22,300	812
Oil, Gas & Consumable Fuels - 3.3%
Alpha Natural Resources, Inc. ‡	6,490	324
Arena Resources, Inc. ‡ Λ	16,100	538
Atlas Energy, Inc. ‡	20,100	626
Bill Barrett Corp. ‡ Λ	11,900	365
Cabot Oil & Gas Corp.	3,800	140
Comstock Resources, Inc. ‡	16,500	525
Concho Resources, Inc. ‡	19,000	956
Penn Virginia Corp. Λ	13,000	319
Rex Energy Corp. ‡	10,900	124
St. Mary Land & Exploration Co.	20,200	702
Whiting Petroleum Corp. ‡	4,200	340
Personal Products - 1.3%
Alberto-Culver Co. - Class B	17,200	450
Herbalife, Ltd.	15,700	724
NBTY, Inc. ‡	15,100	724
Pharmaceuticals - 1.4%
Affymax, Inc. ‡ Λ	3,800	89
Cadence Pharmaceuticals, Inc. ‡ Λ	12,000	110
Map Pharmaceuticals, Inc. ‡	3,600	57
Medicines Co. ‡	28,500	223
Myriad Pharmaceuticals, Inc. ‡ Λ	3,625	16
Salix Pharmaceuticals, Ltd. ‡	17,100	637
Valeant Pharmaceuticals International ‡ Λ	19,100	820
Viropharma, Inc. ‡	12,000	164
Xenoport, Inc. ‡ Λ	9,400	87
Professional Services - 1.3%
Huron Consulting Group, Inc. ‡ Λ	9,200	187
IHS, Inc. - Class A ‡ Λ	7,500	401
Korn/Ferry International ‡ Λ	17,400	307
Monster Worldwide, Inc. ‡ Λ	5,000	83
Resources Connection, Inc. ‡	26,500	508
Towers Watson & Co. - Class A	10,700	508
Real Estate Investment Trusts - 0.6%
Dupont Fabros Technology, Inc.	9,300	201
Taubman Centers, Inc. Λ	15,800	631
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc. - Class A ‡ Λ	29,500	425
Jones Lang Lasalle, Inc.	10,600	773
Road & Rail - 0.8%
Landstar System, Inc. Λ	17,100	718
Old Dominion Freight Line, Inc. ‡ Λ	13,100	437
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries, Inc. ‡ Λ	18,000	298
Atheros Communications, Inc. ‡	14,800	573
Atmel Corp. ‡ Λ	103,600	521
Cabot Microelectronics Corp. ‡	6,100	231
Cymer, Inc. ‡	14,100	526
Cypress Semiconductor Corp. ‡ Λ	38,200	439
Diodes, Inc. ‡ Λ	15,400	345
FEI Co. ‡	12,000	275
Intersil Corp. - Class A	9,460	140
Micrel, Inc. Λ	25,400	271
Microsemi Corp. ‡	35,300	612
On Semiconductor Corp. ‡ Λ	86,700	694
Pericom Semiconductor Corp. ‡ Λ	14,200	152

The notes are an integral part of this report.

3

	Shares	Value
Semiconductors & Semiconductor Equipment - (continued)
PMC-Sierra, Inc. ‡	48,100	$429
Semtech Corp. ‡	30,300	528
Silicon Laboratories, Inc. ‡ Λ	17,700	845
Tessera Technologies, Inc. ‡ Λ	12,300	249
Varian Semiconductor Equipment Associates, Inc. ‡	23,825	789
Veeco Instruments, Inc. ‡ Λ	9,800	426
Software - 7.4%
Actuate Corp. ‡	37,300	209
ANSYS, Inc. ‡	12,689	547
Blackboard, Inc. ‡ Λ	18,700	779
Commvault Systems, Inc. ‡	14,500	310
Epicor Software Corp. ‡ Λ	18,300	175
FactSet Research Systems, Inc. Λ	14,850	1,090
Informatica Corp. ‡	48,600	1,306
Jack Henry & Associates, Inc. Λ	10,700	257
Kenexa Corp. ‡	16,200	223
Micros Systems, Inc. ‡	23,900	786
Monotype Imaging Holdings, Inc. ‡	29,800	290
OPNET Technologies, Inc.	8,500	137
Parametric Technology Corp. ‡	26,200	473
Progress Software Corp. ‡	6,200	195
Quest Software, Inc. ‡ Λ	20,700	368
Rosetta Stone, Inc. ‡	5,300	126
Rovi Corp. ‡	37,000	1,375
Solera Holdings, Inc.	17,500	676
Sybase, Inc. ‡ Λ	19,400	904
Taleo Corp. - Class A ‡ Λ	20,700	536
TIBCO Software, Inc. ‡	39,700	428
Specialty Retail - 4.3%
Aaron’s, Inc. Λ	14,300	477
Aeropostale, Inc. ‡ Λ	32,225	929
Childrens Place Retail Stores, Inc. ‡ Λ	8,600	383
Dress Barn, Inc. ‡	23,600	617
Guess?, Inc.	12,300	578
Gymboree Corp. ‡ Λ	19,700	1,016
Hibbett Sports, Inc. ‡ Λ	13,700	350
J. Crew Group, Inc. ‡ Λ	10,800	496
Monro Muffler Brake, Inc. Λ	5,900	211
Office Depot, Inc. ‡	64,500	515
Tractor Supply Co.	12,500	726
Zumiez, Inc. ‡ Λ	5,100	104
Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp. ‡	5,000	690
Fossil, Inc. ‡	17,312	653
Hanesbrands, Inc. ‡ Λ	25,300	704
Iconix Brand Group, Inc. ‡ Λ	16,000	246
Phillips-Van Heusen Corp.	19,700	1,130
Warnaco Group, Inc. ‡	15,900	759
Thrifts & Mortgage Finance - 0.4%
Danvers Bancorp, Inc. Λ	13,500	187
MGIC Investment Corp. ‡ Λ	11,400	125
Radian Group, Inc. Λ	15,200	237
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. ‡	25,100	480
MSC Industrial Direct Co. - Class A	12,700	645
RSC Holdings, Inc. ‡ Λ	26,800	213
United Rentals, Inc. ‡ Λ	17,500	164
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. - Class A ‡ Λ	25,500	920
Syniverse Holdings, Inc. ‡	13,700	267
Total Common Stocks (cost $128,240)		148,271

SECURITIES LENDING COLLATERAL - 22.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	33,041,960	33,042
Total Securities Lending Collateral (cost $33,042)

	Principal
REPURCHASE AGREEMENT - 3.1%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $4,724 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,821.	$4,724	4,724
Total Repurchase Agreement (cost $4,724)

Total Investment Securities (cost $166,006) #		186,037
Other Assets and Liabilities - Net		(35,701)

Net Assets		$150,336

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $32,229.
‡	Non-income producing security.
■	Amount rounds to less than 0.1%.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $166,006. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $31,562 and $11,531, respectively. Net unrealized appreciation for tax purposes is $20,031.

The notes are an integral part of this report.

4

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$28,307	$—	$—	$28,307
Equities - Consumer Staples	3,529	—	—	3,529
Equities - Energy	10,261	—	—	10,261
Equities - Financials	10,900	—	—	10,900
Equities - Health Care	27,649	—	—	27,649
Equities - Industrials	23,787	—	—	23,787
Equities - Information Technology	37,832	—	—	37,832
Equities - Materials	4,176	—	—	4,176
Equities - Telecommunication Services	1,830	—	—	1,830
Cash & Cash Equivalent - Repurchase Agreement	—	4,724	—	4,724
Cash & Cash Equivalent - Securities Lending Collateral	33,042	—	—	33,042
Total	$181,313	$4,724	$—	$186,037

The notes are an integral part of this report.

5

Transamerica Templeton Global VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 1.1%
Brambles, Ltd.	215,974	$1,459
National Australia Bank, Ltd.	130,420	3,294
Qantas Airways, Ltd. ‡	65,411	170
Austria - 0.5%
Telekom Austria AG	173,081	2,420
Brazil - 1.4%
Empresa Brasileira de Aeronautica SA ADR ‡ Λ	94,840	2,272
Petroleo Brasileiro SA - Class A ADR	52,330	2,072
Vale SA - Class B ADR Λ	59,760	1,924
China - 0.6%
China Telecom Corp., Ltd.	5,502,000	2,728
Denmark - 0.2%
Vestas Wind Systems A/S ‡	16,030	871
France - 5.8%
Accor SA	22,530	1,246
AXA SA	158,707	3,530
Cie Generale des Etablissements Michelin - Class B	36,154	2,664
France Telecom SA	182,350	4,363
GDF Suez	57,596	2,225
Sanofi-Aventis SA	62,345	4,648
Total SA	78,828	4,576
Vivendi SA	86,520	2,316
Germany - 6.3%
Bayerische Motoren Werke AG Λ	61,920	2,859
Celesio AG	75,620	2,418
Deutsche Lufthansa AG	71,390	1,184
Deutsche Post AG	164,460	2,853
E.ON AG ADR	97,160	3,584
Merck KGaA Λ	30,590	2,479
Muenchener Rueckversicherungs AG	23,320	3,784
Rhoen Klinikum AG	65,063	1,665
SAP AG	65,490	3,172
Siemens AG	38,420	3,848
Hong Kong - 0.9%
Cheung Kong Holdings, Ltd.	189,000	2,434
Hutchison Whampoa, Ltd.	233,000	1,705
Ireland - 0.6%
CRH PLC	106,978	2,670
Israel - 1.9%
Check Point Software Technologies ‡ Λ	35,295	1,237
Teva Pharmaceutical Industries, Ltd. ADR	111,485	7,033
Italy - 1.2%
Autogrill SpA ‡	128,842	1,568
ENI SpA ADR	50,085	2,351
UniCredit SpA ‡	486,842	1,438
Japan - 2.9%
Fujifilm Holdings Corp. Λ	45,000	1,550
Konica Minolta Holdings, Inc. Λ	217,500	2,538
Nintendo Co., Ltd. Λ	9,300	3,115
Nomura Holdings, Inc. Λ	31,400	231
Sony Corp. ADR Λ	32,940	1,262
Toyota Motor Corp. Λ	58,200	2,331
USS Co., Ltd. Λ	28,810	1,957
Korea, Republic of - 1.6%
KB Financial Group, Inc. ADR	47,153	2,261
Samsung Electronics Co., Ltd. -144A GDR	11,950	4,392
Samsung Electronics Co., Ltd.	377	273
Netherlands - 2.9%
Akzo Nobel NV	34,990	1,994
ING Groep NV ADR ‡	288,632	2,881
Koninklijke KPN NV Λ	49,700	787
Koninklijke Philips Electronics NV Λ	91,940	2,948
Randstad Holding NV ‡	28,860	1,372
Reed Elsevier NV Λ	155,239	1,887
Unilever NV	33,700	1,019
Netherlands Antilles - 0.7%
Schlumberger, Ltd. Λ	46,480	2,950
Norway - 1.3%
Statoil Hydro ASA	79,690	1,845
Telenor ASA ‡	298,470	4,048
Papua New Guinea - 0.0% ■
Oil Search, Ltd.	721	4
Singapore - 2.2%
DBS Group Holdings, Ltd.	422,000	4,314
Flextronics International, Ltd. ‡ Λ	241,220	1,891
Singapore Telecommunications, Ltd.	1,477,000	3,347
South Africa - 0.6%
Sasol, Ltd. ADR Λ	65,730	2,713
Spain - 1.9%
Banco Santander SA	101,357	1,347
Iberdrola SA Λ	257,413	2,182
Inditex SA	6,214	410
Telefonica SA	187,756	4,447
Sweden - 1.2%
Nordea Bank AB Λ	255,150	2,512
Telefonaktiebolaget LM Ericsson - Class B	254,940	2,687
Switzerland - 6.5%
ACE, Ltd. Λ	76,590	4,006
Adecco SA	35,920	2,039
Lonza Group AG Λ	29,030	2,368
Nestle SA ADR	92,018	4,712
Novartis AG	5,669	306
Novartis AG ADR Λ	64,670	3,499
Roche Holding AG ADR	123,379	8,490
Swiss Reinsurance Co., Ltd. ‡	45,010	2,215
UBS AG ‡	67,988	1,105
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	246,158	2,582
Turkey - 0.6%
Turkcell Iletisim Hizmet AS ADR Λ	183,540	2,764
United Kingdom - 11.0%
Aviva PLC Λ	362,160	2,118
BAE Systems PLC	493,030	2,778
BG Group PLC	19,300	334
BP PLC ADR Λ	70,680	4,033
BP PLC	23,187	219
British Sky Broadcasting Group PLC	310,670	2,838
Compass Group PLC	167,350	1,336
GlaxoSmithKline PLC	171,657	3,296
Group 4 Securicor PLC	273,460	1,085
Hays PLC	1,134,560	1,868
HSBC Holdings PLC	255,109	2,586
Kingfisher PLC ADR	555,950	2,276
Marks & Spencer Group PLC	206,680	1,161
Pearson PLC	120,640	1,897
Rexam PLC	556,890	2,475
Rolls-Royce Group PLC ‡	317,895	2,873
Royal Dutch Shell PLC - Class B	35,572	980
Royal Dutch Shell PLC - Class A	87,912	2,543
Tesco PLC	499,170	3,298
Unilever PLC	96,664	2,838
Vodafone Group PLC	1,953,183	4,505
Wolseley PLC ‡	55,258	1,335

The notes are an integral part of this report.

1

	Shares	Value
United States - 43.9%
Amazon.com, Inc. ‡ Λ	88,745	$12,045
Anadarko Petroleum Corp. Λ	73,210	5,332
Apple, Inc. ‡ Λ	60,475	14,208
Automatic Data Processing, Inc. Λ	47,430	2,109
BorgWarner, Inc. ‡ Λ	200,430	7,652
Caterpillar, Inc. Λ	83,355	5,239
Charles Schwab Corp.	410,865	7,679
Cisco Systems, Inc. ‡	320,850	8,351
Ecolab, Inc. Λ	133,920	5,886
Emerson Electric Co. Λ	151,695	7,636
EOG Resources, Inc. Λ	62,140	5,775
Expeditors International of Washington, Inc.	143,130	5,284
Google, Inc. - Class A ‡	19,300	10,943
International Business Machines Corp.	12,775	1,638
Intuitive Surgical, Inc. ‡ Λ	13,455	4,684
Jacobs Engineering Group, Inc. ‡ Λ	107,850	4,874
Johnson Controls, Inc. Λ	324,600	10,709
Microsoft Corp.	241,170	7,059
Monsanto Co.	46,475	3,319
PACCAR, Inc. Λ	71,460	3,097
Praxair, Inc.	25,290	2,099
priceline.com, Inc. ‡ Λ	16,760	4,274
QUALCOMM, Inc. Λ	90,655	3,807
Strayer Education, Inc. Λ	17,300	4,213
SunTrust Banks, Inc. Λ	207,530	5,560
T. Rowe Price Group, Inc. Λ	126,400	$6,943
Union Pacific Corp.	103,740	7,604
Wal-Mart Stores, Inc.	90,625	5,039
Walt Disney Co. Λ	201,545	7,036
Wells Fargo & Co.	319,795	9,952
Yum! Brands, Inc. Λ	112,470	4,311
Total Common Stocks (cost $377,075)		435,670

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21%▲	70,652,418	70,652
Total Securities Lending Collateral (cost $70,652)

	Principal
REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $6,134 on 04/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $6,257.	$6,134	6,134
Total Repurchase Agreement (cost $6,134)

Total Investment Securities (cost $453,861) #		512,456
Other Assets and Liabilities - Net		(69,750)

Net Assets		$442,706

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	6.5%	$33,264
Oil, Gas & Consumable Fuels	6.5	32,777
Pharmaceuticals	5.8	29,751
Diversified Telecommunication Services	4.3	22,140
Auto Components	4.1	21,025
Internet & Catalog Retail	3.2	16,319
Media	3.2	15,974
Capital Markets	3.1	15,958
Computers & Peripherals	3.1	15,846
Insurance	3.0	15,653
Communications Equipment	2.9	14,845
Software	2.8	14,583
Chemicals	2.6	13,298
Internet Software & Services	2.1	10,943
Food Products	1.7	8,569
Electrical Equipment	1.7	8,507
Industrial Conglomerates	1.6	8,501
Hotels, Restaurants & Leisure	1.6	8,461
Food & Staples Retailing	1.6	8,337
Machinery	1.6	8,336
Air Freight & Logistics	1.6	8,137
Aerospace & Defense	1.5	7,923
Road & Rail	1.5	7,604
Wireless Telecommunication Services	1.5	7,269
Semiconductors & Semiconductor Equipment	1.5	7,247
Electric Utilities	1.1	5,766
Professional Services	1.1	5,279
Automobiles	1.1	5,190

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Construction & Engineering	1.0%	$4,874
Health Care Equipment & Supplies	0.9	4,684
Specialty Retail	0.9	4,643
Diversified Consumer Services	0.8	4,213
Health Care Providers & Services	0.7	4,083
Electronic Equipment & Instruments	0.7	3,441
Energy Equipment & Services	0.6	2,950
Diversified Financial Services	0.5	2,881
Construction Materials	0.5	2,670
Commercial Services & Supplies	0.5	2,544
Office Electronics	0.5	2,538
Containers & Packaging	0.5	2,475
Real Estate Management & Development	0.5	2,434
Life Sciences Tools & Services	0.5	2,368
Multi-Utilities	0.4	2,225
IT Services	0.4	2,109
Metals & Mining	0.4	1,924
Airlines	0.3	1,354
Trading Companies & Distributors	0.3	1,335
Household Durables	0.2	1,262
Multiline Retail	0.2	1,161
Investment Securities, at Value	85.0	435,670
Short-Term Investments	15.0	76,786
Total Investments	100.0%	$512,456

NOTES TO SCHEDULE OF INVESTMENTS:

‡                      Non-income producing security.

Λ                      All or a portion of this security is on loan. The value of all securities on loan is $68,565.

▲                Rate shown reflects the yield at 03/31/2010.

■                     Amount rounds to less than 0.1%.

#                      Aggregate cost for federal income tax purposes is $453,861. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $75,348 and $16,753, respectively. Net unrealized appreciation for tax purposes is $58,595.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $4,392, or 0.99%, of the fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report.

3

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$78,245	$—	$—	$78,245
Equities - Consumer Staples	16,907	—	—	16,907
Equities - Energy	35,727	—	—	35,727
Equities - Financials	70,192	—	—	70,192
Equities - Health Care	40,885	—	—	40,885
Equities - Industrials	64,394	—	—	64,394
Equities - Information Technology	67,745	—	—	67,745
Equities - Materials	20,367	—	—	20,367
Equities - Telecommunication Services	33,217	—	—	33,217
Equities - Utilities	7,991	—	—	7,991
Cash & Cash Equivalent - Repurchase Agreement	—	6,134	—	6,134
Cash & Cash Equivalent - Securities Lending Collateral	70,652	—	—	70,652
Total	$506,322	$6,134	$—	$512,456

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$25,187	$—	$(409)	$—	$87	$—	$596	$(812)	$(24,649)	$—
Equities - Consumer Staples	$11,222	$—	$(2,295)	$—	$575	$—	$63	$(1,209)	$(8,356)	$—
Equities - Energy	$11,312	$—	$—	$—	$—	$—	$—	$(811)	$(10,501)	$—
Equities - Financials	$34,288	$141	$—	$—	$—	$—	$456	$(1,511)	$(33,374)	$—
Equities - Health Care	$23,511	$—	$(1,454)	$—	$17	$—	$1,005	$(1,246)	$(21,833)	$—
Equities - Industrials	$27,235	$664	$(1,554)	$—	$277	$—	$1,451	$(870)	$(27,203)	$—
Equities - Information Technology	$12,827	$—	$(1,463)	$—	$100	$—	$1,868	$—	$(13,332)	$—
Equities - Materials	$7,848	$—	$—	$—	$—	$—	$—	$(708)	$(7,140)	$—
Equities - Telecommunication Services	$28,085	$1,204	$(1,867)	$—	$918	$—	$542	$(2,236)	$(26,646)	$—
Equities - Utilities	$4,962	$—	$—	$—	$—	$—	$—	$(555)	$(4,407)	$—
Total	$186,477	$2,009	$(9,042)	$—	$1,974	$—	$5,981	$(9,958)	$(177,441)	$—

The notes are an integral part of this report.

4

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Austria - 0.3%
Andritz AG Λ	10,000	$592
Bermuda - 2.0%
Montpelier Re Holdings, Ltd. Λ	52,989	891
Nabors Industries, Ltd. ‡ Λ	156,135	3,065
Canada - 13.0%
Brookfield Asset Management, Inc. - Class A	415,176	10,555
Canfor Corp. ‡	328,377	3,055
Cenovus Energy, Inc.	164,000	4,298
EnCana Corp.	164,000	5,089
Viterra, Inc. ‡	311,100	2,937
France - 0.6%
Sanofi-Aventis SA	15,050	1,122
Germany - 1.2%
Lanxess AG Λ	53,681	2,473
Guernsey, Channel Islands - 0.4%
Resolution, Ltd. ‡	675,000	839
Hong Kong - 18.8%
Cheung Kong Holdings, Ltd.	719,847	9,271
Hang Lung Group, Ltd.	367,308	1,944
Hang Lung Properties, Ltd.	476,251	1,917
Henderson Land Development Co., Ltd.	1,649,462	11,653
Hutchison Whampoa, Ltd.	1,103,912	8,076
Wharf Holdings, Ltd.	795,478	4,508
Japan - 13.2%
Mitsui Fudosan Co., Ltd. Λ	482,538	8,191
Sapporo Holdings, Ltd. Λ	117,000	611
Tokio Marine Holdings, Inc. Λ	237,650	6,693
Toyota Industries Corp.	375,193	10,715
Korea, Republic of - 6.3%
POSCO ADR Λ	106,839	12,501
Sweden - 3.7%
Investor AB - Class A	397,854	7,290
United States - 36.2%
Alamo Group, Inc.	45,130	902
Alexander & Baldwin, Inc. Λ	53,233	1,759
Applied Materials, Inc.	180,039	2,427
AVX Corp.	541,695	7,692
Bank of New York Mellon Corp.	301,559	9,311
Bristow Group, Inc. ‡ Λ	69,649	2,628
Capital Southwest Corp. Λ	6,895	627
Cimarex Energy Co. Λ	162,804	9,667
Cross Country Healthcare, Inc. ‡ Λ	135,994	1,375
Electro Scientific Industries, Inc. ‡ Λ	112,166	1,437
Electronics for Imaging, Inc. ‡ Λ	84,921	987
Forest City Enterprises, Inc. - Class A ‡ Λ	321,423	4,632
Intel Corp.	219,039	4,876
Investment Technology Group, Inc. ‡ Λ	167,889	2,802
KeyCorp Λ	90,000	698
Leucadia National Corp. ‡ Λ	23,000	571
Lexmark International, Inc. - Class A ‡ Λ	14,292	516
MDC Holdings, Inc. Λ	30,732	1,064
Pharmaceutical Product Development, Inc. Λ	115,000	2,731
St. Joe Co. ‡ Λ	195,780	6,333
Sycamore Networks, Inc. ‡ Λ	85,817	1,726
Tejon Ranch Co. ‡ Λ	60,731	1,854
Tellabs, Inc.	466,171	3,529
Westwood Holdings Group, Inc. Λ	60,707	2,234
Total Common Stocks (cost $159,843)		190,664

SECURITIES LENDING COLLATERAL - 15.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21%▲	30,620,699	30,621
Total Securities Lending Collateral (cost $30,621)

	Principal
REPURCHASE AGREEMENT - 4.4%
State Street Repurchase Agreement 0.01%▲, dated 03/31/2010, to be repurchased at $8,753 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $8,930.	$8,753	8,753
Total Repurchase Agreement (cost $8,753)

Total Investment Securities (cost $199,217) #		230,038
Other Assets and Liabilities - Net		(30,795)

Net Assets		$199,243

The notes are an integral part of this report.

1

(all amounts in thousands)

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Real Estate Management & Development	26.4%	$60,858
Oil, Gas & Consumable Fuels	8.3	19,054
Capital Markets	6.4	14,974
Metals & Mining	5.4	12,501
Auto Components	4.6	10,715
Electronic Equipment & Instruments	4.0	9,129
Diversified Financial Services	3.8	8,700
Industrial Conglomerates	3.5	8,076
Insurance	3.3	7,584
Semiconductors & Semiconductor Equipment	3.2	7,303
Energy Equipment & Services	2.4	5,693
Communications Equipment	2.3	5,255
Paper & Forest Products	1.3	3,055
Food Products	1.3	2,937
Life Sciences Tools & Services	1.2	2,731
Chemicals	1.1	2,473
Marine	0.8	1,759
Computers & Peripherals	0.7	1,503
Machinery	0.7	1,494
Health Care Providers & Services	0.6	1,375
Pharmaceuticals	0.5	1,122
Household Durables	0.5	1,064
Commercial Banks	0.3	698
Beverages	0.3	611
Investment Securities, at Value	82.9	190,664
Short-Term Investments	17.1	39,374
Total Investments	100.0%	$230,038

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $29,536.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $199,217. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $45,878 and $15,057, respectively. Net unrealized appreciation for tax purposes is $30,821.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,779	$—	$—	$11,779
Equities - Consumer Staples	3,548	—	—	3,548
Equities - Energy	24,747	—	—	24,747
Equities - Financials	92,812	—	—	92,812
Equities - Health Care	5,228	—	—	5,228
Equities - Industrials	11,330	—	—	11,330
Equities - Information Technology	23,190	—	—	23,190
Equities - Materials	18,030	—	—	18,030
Cash & Cash Equivalent - Repurchase Agreement	—	8,753	—	8,753
Cash & Cash Equivalent - Securities Lending Collateral	30,621	—	—	30,621
Total	$221,285	$8,753	$—	$230,038

The notes are an integral part of this report.

2

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$11,206	$—	$—	$—	$—	$—	$—	$(491)	$(10,715)	$—
Equities - Consumer Staples	$1,471	$—	$(755)	$—	$—	$(155)	$50	$—	$(611)	$—
Equities - Financials	$53,543	$866	$(1,719)	$—	$785	$(12)	$375	$(1,532)	$(52,306)	$—
Equities - Health Care	$1,184	$—	$—	$—	$—	$—	$—	$(62)	$(1,122)	$—
Equities - Industrials	$8,136	$—	$—	$—	$—	$—	$532	$—	$(8,668)	$—
Equities - Materials	$2,029	$—	$—	$—	$—	$—	$444	$—	$(2,473)	$—
Total	$77,569	$866	$(2,474)	$—	$785	$(167)	$1,401	$(2,085)	$(75,895)	$—

The notes are an integral part of this report.

3

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 22.7%
U.S. Treasury Bond
4.63%, 02/15/2040	$10,000		$9,856
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		27,355	25,895
2.50%, 01/15/2029		27,101	28,646
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/2019		12,116	12,480
U.S. Treasury Note
0.88%, 01/31/2012 - 02/29/2012		18,000	17,977
3.50%, 02/15/2018		32,000	32,099
3.63%, 02/15/2020		23,000	22,608
Total U.S. Government Obligations (cost $145,645)			149,561

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.4%
Fannie Mae
3.22%, 02/01/2015		11,981	12,166
3.79%, 07/01/2013		1,401	1,458
4.50%, 03/25/2021 - 04/25/2030		6,080	6,291
4.63%, 07/01/2035 *		5,020	5,229
4.70%, 08/01/2035 *		4,868	5,090
5.00%, 06/25/2019 - 04/25/2034		6,982	7,355
5.50%, 04/01/2037		1,327	1,400
5.56%, 04/01/2037 *		10,146	10,617
5.73%, 12/01/2036 *		7,105	7,438
6.00%, 11/01/2037 - 10/01/2038		22,224	23,646
Freddie Mac
4.13%, 12/21/2012 - 09/27/2013		14,000	14,951
4.50%, 02/15/2027		1,215	1,244
4.75%, 10/25/2010 - 11/15/2021		2,243	2,303
5.00%, 08/15/2012 - 11/15/2032		9,354	9,754
5.33%, 07/01/2038 *		4,092	4,301
5.50%, 09/01/2037 *		2,903	3,067
5.51%, 08/01/2037 *		361	376
Ginnie Mae
3.28%, 02/16/2035		10,608	10,753
4.00%, 08/20/2037		12,938	13,399
Total U.S. Government Agency Obligations (cost $137,301)			140,838

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Australia Government Bond
5.25%, 08/15/2010	AUD	17,000	15,650
United Mexican States
7.50%, 06/21/2012	MXN	120,000	10,046
Total Foreign Government Obligations (cost $25,193)			25,696

MORTGAGE-BACKED SECURITIES - 6.9%
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	$7,500		7,932
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.35%, 08/26/2035 - 144A *		3,509	3,474
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *		5,243	5,217
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036 - 144A		4,000	4,220
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.49%, 12/26/2037 - 144A *		3,956	3,896
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		3,296	3,296
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *		3,448	3,345
Series 2009-R9, Class 1A1
5.85%, 08/26/2046 - 144A *		3,164	3,024
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 - 144A		6,400	6,720
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 - 144A *		4,570	4,410
Total Mortgage-Backed Securities (cost $42,066)			45,534

PREFERRED CORPORATE DEBT SECURITIES - 0.7%
Commercial Banks - 0.4%
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		2,200	2,831
Diversified Financial Services - 0.3%
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *		2,000	1,910
Total Preferred Corporate Debt Securities (cost $4,505)			4,741

CORPORATE DEBT SECURITIES - 43.0%
Capital Markets - 11.4%
Goldman Sachs Group, Inc.
3.25%, 06/15/2012		20,000	20,854
Morgan Stanley
1.95%, 06/20/2012		30,000	30,452
Raymond James Financial, Inc.
8.60%, 08/15/2019		3,000	3,429
State Street Corp.
2.15%, 04/30/2012		20,000	20,385
Commercial Banks - 7.7%
American Express Bank FSB
3.15%, 12/09/2011		20,000	20,731
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		2,040	2,662
Fleet Capital Trust II
7.92%, 12/11/2026		4,500	4,472
National City Bank
0.61%, 12/15/2016 *		2,500	2,240
PNC Funding Corp.
2.30%, 06/22/2012 Λ		20,000	20,454
Diversified Financial Services - 21.5%
Bank of America Corp.
3.13%, 06/15/2012		20,000	20,782
Cemex Finance LLC
9.50%, 12/14/2016 - 144A		2,145	2,220
Citigroup, Inc.
2.13%, 04/30/2012		25,000	25,458
6.01%, 01/15/2015 Λ		2,725	2,863
City National Capital Trust I
9.63%, 02/01/2040		4,880	5,422
General Electric Capital Corp.
2.20%, 06/08/2012		25,000	25,464
GMAC, Inc.
2.20%, 12/19/2012 Λ		25,000	25,376

The notes are an integral part of this report.

1

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Diversified Financial Services - (continued)
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	$2,000	$2,005
John Deere Capital Corp.
2.88%, 06/19/2012	30,900	31,972
Food & Staples Retailing - 0.5%
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	3,000	3,015
Food Products - 0.8%
M-Foods Holdings, Inc.
9.75%, 10/01/2013 - 144A	4,000	4,135
Michael Foods, Inc.
8.00%, 11/15/2013	1,500	1,541
Insurance - 0.4%
Travelers Cos., Inc.
6.25%, 03/15/2037*	2,500	2,461
Oil, Gas & Consumable Fuels - 0.5%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000	3,154
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	1,240	1,293
Total Corporate Debt Securities (cost $274,091)		282,840

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.3%
U.S. Treasury Bill
0.14 ▲, 06/24/2010	2,000	1,999
Total Short-Term U.S. Government Obligation (cost $1,999)

	Shares
SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	27,164,463	27,164
Total Securities Lending Collateral (cost $27,164)

	Principal
REPURCHASE AGREEMENT - 0.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,842 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,879.	$1,842	1,842
Total Repurchase Agreement (cost $1,842)

Total Investment Securities (cost $659,806) #		680,215
Other Assets and Liabilities - Net		(21,652)

Net Assets		$658,563

FUTURES CONTRACTS: •

Description	Contracts Г	Expiration Date	Net Unrealized (Depreciation)
2-Year U.S. Treasury Note	(135)	06/30/2010	$(47)
5-Year U.S. Treasury Note	(185)	06/30/2010	(8)
			$(55)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $26,598.
▲	Rate shown reflects the yield at 03/31/2010.
•	Cash in the amount of $268 has been pledged as collateral and segregated with the broker to cover open futures contracts.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $659,806. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,910 and $501, respectively. Net unrealized appreciation for tax purposes is $20,409.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $64,451, or 9.79%, of the fund’s net assets.

AUD	Australian Dollar
FSB	Full-Service Bank
MXN	Mexican Peso

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Fixed Income - Consumer Staples	$—	$8,691	$—	$8,691
Fixed Income - Energy	—	3,154	—	3,154
Fixed Income - Financials	—	274,443	—	274,443
Fixed Income - Foreign Government Obligation	—	25,696	—	25,696
Fixed Income - Materials	—	1,293	—	1,293
Fixed Income - Mortgage-Backed Security	—	45,534	—	45,534
Fixed Income - Short-Term U.S. Government Obligation	—	1,999	—	1,999
Fixed Income - U.S. Government Agency Obligation	—	140,838	—	140,838
Fixed Income - U.S. Government Obligation	—	149,561	—	149,561
Cash & Cash Equivalent - Repurchase Agreement	—	1,842	—	1,842
Cash & Cash Equivalent - Securities Lending Collateral	27,164	—	—	27,164
Total	$27,164	$653,051	$—	$680,215

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Depreciation	$—	$(55)	$—	$(55)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009
Fixed Income — Mortgage-Backed Security	$14,166	$(683)	$—	$52	$477	$(14,012)	$—

*  Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

3

Transamerica Value Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$1,034	$979
2.50%, 01/15/2029	1,039	1,099
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/2019	822	847
U.S. Treasury Note
3.38%, 11/15/2019	785	757
Total U.S. Government Obligations (cost $3,506)		3,682

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%
Fannie Mae
5.00%, 05/01/2018- 03/01/2039	2,896	3,014
5.50%, 01/01/2038	1,099	1,159
6.00%, 08/01/2036- 12/01/2037	4,997	5,326
Freddie Mac
5.00%, 04/01/2018- 11/15/2032	2,576	2,712
5.50%, 09/01/2018 *	323	349
5.50%, 11/01/2018- 09/01/2037	1,889	2,018
Freddie Mac, IO
5.00%, 08/01/2035	3,745	819
Total U.S. Government Agency Obligations (cost $14,735)		15,397

MORTGAGE-BACKED SECURITIES - 5.3%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037-144A	1,340	1,409
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.91%, 08/26/2035-144A *	604	592
Series 2009-RR14, Class 1A1
6.00%, 05/26/2037-144A *	694	697
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037-144A *	345	334
Series 2009-RR6, Class 2A1
5.35%, 08/26/2035-144A *	421	417
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036-144A *	818	813
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	965	1,018
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.49%, 12/26/2037-144A *	420	413
Series 2009-R7, Class 10A3
6.00%, 12/26/2036-144A	354	354
Series 2009-R7, Class 12A1
5.39%, 08/26/2036-144A *	420	414
Series 2009-R7, Class 1A1
5.60%, 02/26/2036-144A *	655	636
Series 2009-R7, Class 4A1
3.71%, 09/26/2034-144A *	618	587
Series 2009-R9, Class 1A1
5.85%, 08/26/2046-144A *	411	393
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.77%, 01/27/2047-144A *	445	437
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	1,200	1,259
Series 2006-1A, Class C
5.56%, 11/15/2036-144A	920	951
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	950	958
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	607	613
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *	565	570
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047-144A *	603	582
Total Mortgage-Backed Securities (cost $12,811)		13,447

ASSET-BACKED SECURITIES - 1.2%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011	960	972
Continental Airlines Pass-Through Trust
Series 1997-1, Class 1A
7.46%, 10/01/2016	897	886
Continental Airlines, Inc.
Series 2009-1
9.00%, 07/08/2016	304	328
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012	930	942
Total Asset-Backed Securities (cost $3,098)		3,128

MUNICIPAL GOVERNMENT OBLIGATION - 0.3%
State of California
7.95%, 03/01/2036	695	713
Total Municipal Government Obligation (cost $696)

PREFERRED CORPORATE DEBT SECURITIES - 2.1%
Commercial Banks - 1.5%
PNC Financial Services Group, Inc.
8.25%, 05/29/2049 * Ž	750	776
Rabobank Nederland NV
11.00%, 06/30/2019 -144A * Ž	790	1,017
UBS Preferred Funding Trust I
8.62%, 10/29/2049 * Ž	900	891
Wells Fargo Capital XIII
7.70%, 03/26/2013 * Ž	1,005	1,038
Diversified Financial Services - 0.6%
JPMorgan Chase Capital XXVII
7.00%, 11/01/2039	440	449
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A *	1,098	1,049
Total Preferred Corporate Debt Securities (cost $4,738)		5,220

CORPORATE DEBT SECURITIES - 20.1%
Building Products - 0.2%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 -144A	480	481
Capital Markets - 0.9%
Raymond James Financial, Inc.
8.60%, 08/15/2019	920	1,051
State Street Capital Trust IV
1.26%, 06/15/2037 *	1,491	1,119

The notes are an integral part of this report.

1

	Principal	Value
Chemicals - 0.6%
Dow Chemical Co.
8.55%, 05/15/2019	$980	$1,186
Nalco Co.
8.25%, 05/15/2017 -144A	450	478
Commercial Banks - 3.0%
Barclays Bank PLC
10.18%, 06/12/2021 -144A	896	1,168
City National Bank
6.75%, 09/01/2011	370	385
Fifth Third Bancorp
0.69%, 12/20/2016 *	890	760
First Tennessee Bank NA
4.63%, 05/15/2013	975	948
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	625	545
Regions Bank
7.50%, 05/15/2018	490	486
Royal Bank of Scotland PLC
4.88%, 03/16/2015	1,000	1,000
Silicon Valley Bank
6.05%, 06/01/2017	780	731
SunTrust Banks, Inc.
6.00%, 09/11/2017	950	962
Zions Bancorporation
7.75%, 09/23/2014	530	535
Commercial Services & Supplies - 0.3%
Aramark Corp.
8.50%, 02/01/2015	450	460
Hertz Corp.
8.88%, 01/01/2014	400	411
Containers & Packaging - 0.2%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	500	534
Diversified Financial Services - 4.4%
Bank of America Corp.
0.54%, 06/15/2016 *	1,100	984
Cemex Finance LLC
9.50%, 12/14/2016 -144A	580	600
Citigroup, Inc.
6.13%, 05/15/2018	925	945
City National Capital Trust I
9.63%, 02/01/2040	960	1,068
Crown Castle Towers LLC
6.11%, 01/15/2040 -144A	965	1,009
Ford Motor Credit Co., LLC
3.05%, 01/13/2012 *	525	510
General Electric Capital Corp.
6.00%, 08/07/2019	605	639
Glencore Funding LLC
6.00%, 04/15/2014 -144A	597	612
GTP Towers Issuer LLC
4.44%, 02/15/2040 -144A	890	892
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 -144A	861	903
International Lease Finance Corp.
5.45%, 03/24/2011	530	531
Oaktree Capital Management, LP
6.75%, 12/02/2019 -144A	900	878
QHP Royalty Sub LLC
10.25%, 03/15/2015 -144A	445	450
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	603	624
TNK-BP Finance SA
6.25%, 02/02/2015 -144A	485	509
Electric Utilities - 0.3%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 *	760	884
Food & Staples Retailing - 0.4%
Ingles Markets, Inc.
8.88%, 05/15/2017	470	491
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	600	603
Food Products - 0.9%
Lorillard Tobacco Co.
8.13%, 06/23/2019	820	904
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	575	594
Michael Foods, Inc.
8.00%, 11/15/2013	700	719
Gas Utilities - 0.3%
EQT Corp.
8.13%, 06/01/2019	650	772
Hotels, Restaurants & Leisure - 1.0%
Hyatt Hotels Corp.
5.75%, 08/15/2015 -144A	905	924
International Game Technology
7.50%, 06/15/2019	855	968
MGM Mirage, Inc.
8.38%, 02/01/2011	515	514
Insurance - 1.7%
American Financial Group, Inc.
9.88%, 06/15/2019	450	531
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,010	1,052
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A * Ž	1,000	865
Reinsurance Group of America, Inc.
6.45%, 11/15/2019	925	967
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,014	998
Machinery - 0.3%
Kennametal, Inc.
7.20%, 06/15/2012	735	776
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.
5.90%, 03/15/2020	895	917
Multiline Retail - 0.2%
Limited, Inc.
5.25%, 11/01/2014	545	545
Multi-Utilities - 0.7%
Black Hills Corp.
9.00%, 05/15/2014	470	543
Sempra Energy
9.80%, 02/15/2019	855	1,111
Oil, Gas & Consumable Fuels - 0.7%
Lukoil International Finance BV
6.38%, 11/05/2014 -144A	455	478
Petrohawk Energy Corp.
9.13%, 07/15/2013	720	752

The notes are an integral part of this report.

2

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A	$455	$518
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	500	521
Real Estate Investment Trusts - 3.0%
Dexus Property Group
7.13%, 10/15/2014 -144A	635	685
Digital Realty Trust, LP
5.88%, 02/01/2020 -144A	880	860
Duke Realty, LP
7.38%, 02/15/2015	800	864
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	730	749
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,800	1,835
Tanger Properties, LP
6.15%, 11/15/2015	530	551
UDR, Inc.
5.50%, 04/01/2014	1,000	1,015
WEA Finance LLC
6.75%, 09/02/2019 -144A	940	1,003
Real Estate Management & Development - 0.4%
Post Apartment Homes, LP
5.45%, 06/01/2012	205	213
6.30%, 06/01/2013	747	785
Total Corporate Debt Securities (cost $48,084)		50,901

LOAN ASSIGNMENT - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 -144A	685	766
Total Loan Assignment (cost $685)

	Shares
COMMON STOCKS - 62.6%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	38,705	4,904
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B	26,500	1,707
Auto Components - 2.2%
BorgWarner, Inc. ‡	144,422	5,514
Automobiles - 1.7%
Harley-Davidson, Inc.	151,195	4,244
Capital Markets - 3.5%
BlackRock, Inc. - Class A	24,905	5,423
Blackstone Group, LP	254,195	3,559
Chemicals - 1.8%
Praxair, Inc.	53,900	4,474
Commercial Banks - 2.2%
SunTrust Banks, Inc.	204,710	5,484
Communications Equipment - 1.5%
QUALCOMM, Inc.	92,290	3,875
Computers & Peripherals - 4.2%
Apple, Inc. ‡	25,470	5,984
International Business Machines Corp.	36,330	4,659
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. ‡	80,134	3,621
Diversified Financial Services - 2.3%
JPMorgan Chase & Co.	128,000	5,728
Electrical Equipment - 1.6%
Cooper Industries PLC - Class A	85,065	4,078
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson and Co.	30,767	2,422
Health Care Providers & Services - 2.4%
Community Health Systems, Inc. ‡	163,005	6,020
IT Services - 0.6%
Automatic Data Processing, Inc.	32,000	1,423
Machinery - 1.9%
Caterpillar, Inc.	77,575	4,876
Media - 2.4%
Walt Disney Co.	175,000	6,109
Metals & Mining - 2.9%
Vale SA - Class B ADR	229,000	7,372
Multiline Retail - 1.3%
Target Corp.	62,450	3,285
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	85,000	6,190
Exxon Mobil Corp.	80,900	5,419
XTO Energy, Inc.	110,000	5,190
Paper & Forest Products - 2.4%
Weyerhaeuser Co.	133,675	6,051
Pharmaceuticals - 3.1%
Roche Holding AG ADR	62,165	2,519
Teva Pharmaceutical Industries, Ltd. ADR	87,400	5,513
Professional Services - 2.2%
Robert Half International, Inc.	175,755	5,349
Road & Rail - 2.6%
Union Pacific Corp.	86,500	6,341
Software - 4.0%
Microsoft Corp.	173,795	5,087
Oracle Corp.	195,886	5,032
Specialty Retail - 3.5%
Gap, Inc.	200,210	4,627
Home Depot, Inc.	124,682	4,033
Textiles, Apparel & Luxury Goods - 0.7%
Nike, Inc. - Class B	25,224	1,854
Total Common Stocks (cost $116,402)		157,966

	Principal
REPURCHASE AGREEMENT - 0.7%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $1,869 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,911.	$1,869	1,869
Total Repurchase Agreement (cost $1,869)

Total Investment Securities (cost $206,624) #		253,089
Other Assets and Liabilities - Net		(410)

Net Assets		$252,679

The notes are an integral part of this report.

3

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2010.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
▲	Rate reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $206,624. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,249 and $2,784, respectively. Net unrealized appreciation for tax purposes is $46,465.

DEFINITIONS:

IO	Interest Only.
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2010, these securities aggregated $29,880, or 11.83%, of the fund’s net assets.

ADR	American Depositary Receipt
CMBS	Commercial Mortgage-Backed Security
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$29,667	$—	$—	$29,667
Equities - Energy	16,799	—	—	16,799
Equities - Financials	20,194	—	—	20,194
Equities - Health Care	16,474	—	—	16,474
Equities - Industrials	30,875	—	—	30,875
Equities - Information Technology	22,185	—	—	22,185
Equities - Materials	17,897	—	—	17,897
Equities - Telecommunication Services	3,875	—	—	3,875
Fixed Income - Asset-Backed Security	—	3,128	—	3,128
Fixed Income - Consumer Discretionary	—	3,822	—	3,822
Fixed Income - Consumer Staples	—	3,311	—	3,311
Fixed Income - Energy	—	2,514	—	2,514
Fixed Income - Financials	—	39,037	—	39,037
Fixed Income - Industrials	—	1,791	—	1,791
Fixed Income - Materials	—	3,102	—	3,102
Fixed Income - Mortgage-Backed Security	—	13,447	—	13,447
Fixed Income - Municipal Government Obligation	—	713	—	713
Fixed Income - U.S. Government Agency Obligation	—	15,397	—	15,397
Fixed Income - U.S. Government Obligation	—	3,682	—	3,682
Fixed Income - Utilities	—	3,310	—	3,310
Cash & Cash Equivalent - Repurchase Agreement	—	1,869	—	1,869
Total	$157,966	$95,123	$—	$253,089

The notes are an integral part of this report.

4

Transamerica Van Kampen Active International Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0% ■
Mexico - 0.0% ■
Cemex SAB de CV - Class CPO ‡	54,000	$55
Total Convertible Preferred Stock (cost $61)

PREFERRED STOCKS - 1.0%
Brazil - 0.8%
All America Latina Logistica SA 0.46% ▲	10,200	93
Banco Bradesco SA 2.57% ▲	8,237	152
Bradespar SA 2.61% ▲	523	13
Centrais Eletricas Brasileiras SA 5.94% ▲	4,022	72
Cia Energetica de Minas Gerais 5.15% ▲	2,550	42
Gerdau SA0.83% ▲	2,381	39
Investimentos Itau SA 2.68% ▲	9,889	68
Itau Unibanco Holding SA2.29% ▲	8,023	176
Metalurgica Gerdau SA - Class A1.10% ▲	653	13
Petroleo Brasileiro SA2.94% ▲	12,186	243
Tele Norte Leste Participacoes SA6.38% ▲	2,101	37
Usinas Siderurgicas de Minas Gerais SA, 1.67% ▲	1,199	41
Vale SA - Class A, 2.03% ▲	2,824	79
Germany - 0.2%
Henkel AG & Co. KGaA, 1.33 ▲	526	28
Porsche AG, 0.11 ▲	1,667	102
RWE AG, 7.42 ▲	222	18
Volkswagen AG, 2.80 Λ ▲	1,229	113
Total Preferred Stocks (cost $1,181)		1,329

COMMON STOCKS - 83.3%
Australia - 4.7%
AGL Energy, Ltd.	3,114	43
Alumina, Ltd.	32,660	52
Amcor, Ltd.	16,410	96
AMP, Ltd.	8,758	50
Australia & New Zealand Banking Group, Ltd.	33,167	772
BHP Billiton, Ltd.	68,551	2,741
BlueScope Steel, Ltd.	18,884	50
Boral, Ltd.	11,240	58
Brambles, Ltd.	6,121	41
Caltex Australia, Ltd.	2,753	29
Coca-Cola Amatil, Ltd.	3,514	36
Commonwealth Bank of Australia	1,609	83
CSL, Ltd.	1,321	44
CSR, Ltd.	14,965	23
Fairfax Media, Ltd. Λ	6,287	10
Fortescue Metals Group, Ltd. ‡	27,691	125
Foster’s Group, Ltd.	12,709	62
Incitec Pivot, Ltd.	34,552	110
Insurance Australia Group, Ltd.	10,893	39
Leighton Holdings, Ltd. Λ	1,102	39
Lend Lease Corp., Ltd.	3,138	25
Macquarie Atlas Roads Group ‡	2,904	3
Macquarie Group, Ltd.	1,295	56
Macquarie Infrastructure Group	14,523	15
National Australia Bank, Ltd.	2,104	53
Newcrest Mining, Ltd.	10,081	304
Nufarm, Ltd. Λ	2,260	17
OneSteel, Ltd.	17,326	62
Orica, Ltd.	7,223	178
Origin Energy, Ltd.	4,774	73
OZ Minerals, Ltd. ‡	60,415	63
QBE Insurance Group, Ltd.	4,404	84
Rio Tinto, Ltd.	5,771	415
Santos, Ltd.	3,293	44
Sims Metal Management, Ltd.	3,252	65
Sonic Healthcare, Ltd.	875	12
Stockland REIT	413	2
Suncorp-Metway, Ltd.	3,766	30
Tabcorp Holdings, Ltd.	2,490	16
Telstra Corp., Ltd.	13,369	37
Toll Holdings, Ltd.	1,710	12
Transurban Group ‡	5,017	23
Wesfarmers, Ltd.	2,720	79
Wesfarmers, Ltd. - PPS	948	28
Westpac Banking Corp.	2,274	58
Woodside Petroleum, Ltd.	3,291	141
Woolworths, Ltd.	6,436	165
Austria - 0.6%
Erste Group Bank AG	2,985	125
OMV AG	2,066	78
Raiffeisen International Bank Holding AG Λ	477	23
Telekom Austria AG Λ	12,814	179
Verbund - Oesterreichische Elektrizitaetswirtschafts AG Λ	2,704	107
Vienna Insurance Group	1,481	78
Voestalpine AG	5,618	228
Belgium - 0.5%
Anheuser-Busch InBev NV	4,424	223
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	♦
Belgacom SA	1,345	53
Cie Nationale a Portefeuille	793	42
Delhaize Group SA	752	60
Fortis ‡	5,820	21
Groupe Bruxelles Lambert SA	1,506	133
Solvay SA - Class A	848	87
UCB SA	1,180	50
Umicore	1,805	63
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	7,000	27
Esprit Holdings, Ltd.	17,335	137
Kerry Properties, Ltd.	6,091	33
Li & Fung, Ltd.	13,614	67
Noble Group, Ltd.	12,000	26
NWS Holdings, Ltd.	240	♦
SeaDrill, Ltd. Λ	13,000	303
Shangri-La Asia, Ltd.	1,125	2
Yue Yuen Industrial Holdings	8,000	28
Brazil - 0.5%
Banco do Brasil SA	9,000	151
BM&FBOVESPA SA	5,700	39
Cia Siderurgica Nacional SA ‡	4,200	84
Empresa Brasileira de Aeronautica SA ‡	1,500	9
Perdigao SA ‡	7,320	197
Petroleo Brasileiro SA	8,700	194
Redecard SA	1,600	30
Vale SA	1,900	61
Canada - 0.0% ■
Thomson Reuters Corp.	149	5
Denmark - 0.6%
A.P. Moller Maersk A/S - Series B	25	191
DSV A/S Λ	3,700	66
Novo Nordisk A/S - Class B Λ	5,003	388
Novozymes A/S Λ	786	87
Vestas Wind Systems A/S ‡	3,256	177
Finland - 1.2%
Fortum OYJ Λ	6,121	150
Kesko OYJ - Class B Λ	3,370	133
Kone OYJ - Class B	2,007	83
Metso OYJ Λ	5,514	178

The notes are an integral part of this report.

1

	Shares	Value
Finland (continued)
Neste Oil OYJ Λ	1,357	$24
Nokia OYJ	45,288	705
Outokumpu OYJ Λ	2,264	50
Rautaruukki OYJ Λ	1,488	32
Sampo OYJ - Class A Λ	4,419	117
Stora Enso OYJ - Class R ‡ Λ	9,824	75
UPM-Kymmene OYJ Λ	8,551	113
Wartsila OYJ Λ	651	33
France - 6.3%
Accor SA Λ	1,359	76
Air Liquide SA	2,322	279
Alcatel-Lucent ‡ Λ	14,558	46
Alstom SA	5,848	364
ATOS Origin SA ‡	183	9
AXA SA Λ	16,576	369
BNP Paribas	9,842	755
Bouygues SA	2,212	111
Capital Gemini SA	956	47
Carrefour SA	4,799	231
Casino Guichard Perrachon SA	647	55
Cie de St-Gobain	1,685	81
Cie Generale de Geophysique-Veritas ‡	3,723	106
Cie Generale des Etablissements Michelin - Class B	2,032	150
Cie Generale D’optique Essilor International SA	1,217	78
CNP Assurances	623	59
Credit Agricole SA	5,255	92
Dassault Systemes SA Λ	407	24
EDF SA	1,085	59
Eurazeo NPV	325	23
Fonciere Des Regions REIT	293	32
France Telecom SA	9,730	233
GDF Suez	7,948	307
Gecina SA REIT	236	26
Groupe Danone SA	3,265	197
Hermes International Λ	468	65
ICADE REIT	200	22
Imerys SA	521	32
Klepierre REIT	1,090	43
Lafarge SA	2,353	166
Lagardere SCA	1,281	52
L’Oreal SA	429	45
LVMH Moet Hennessy Louis Vuitton SA	1,647	193
Neopost SA	382	31
Pernod-Ricard SA	514	44
Peugeot SA ‡	2,234	66
PPR SA	772	103
Publicis Groupe SA Λ	938	40
Renault SA ‡	1,927	90
Safran SA	814	21
Sanofi-Aventis SA	6,126	457
Schneider Electric SA	2,407	282
SCOR SE	1,918	48
Societe BIC SA	377	29
Societe Generale	5,736	361
Societe Television Francaise Λ	2,263	42
Sodexo	778	46
Technip SA	6,056	491
Thales SA	718	29
Total SA	25,364	1,471
Unibail-Rodamco REIT	1,571	319
Vallourec SA	320	65
Veolia Environnement	3,440	119
Vinci SA Λ	1,539	91
Vivendi SA Λ	6,724	180
Germany - 4.9%
Adidas AG	1,467	79
Allianz SE	3,145	394
BASF SE	5,340	331
Bayer AG Λ	5,901	399
Bayerische Motoren Werke AG Λ	6,113	282
Beiersdorf AG	432	26
Celesio AG	1,188	38
Commerzbank AG ‡ Λ	4,890	42
Daimler AG	9,960	469
Deutsche Bank AG Λ	5,179	399
Deutsche Boerse AG	1,425	106
Deutsche Lufthansa AG	1,798	30
Deutsche Post AG	5,661	98
Deutsche Postbank AG ‡ Λ	419	13
Deutsche Telekom AG	13,339	181
E.ON AG Λ	17,638	651
Fresenius Medical Care AG & Co. KGaA Λ	2,599	147
GEA Group AG	850	20
Hochtief AG	382	32
K & S AG	3,490	212
Linde AG Λ	727	87
Man AG	803	67
Merck KGaA Λ	318	26
Metro AG Λ	2,351	139
Muenchener Rueckversicherungs AG Λ	1,446	235
Puma AG	92	29
RWE AG Λ	2,721	241
SAP AG	9,776	473
Siemens AG	13,013	1,304
ThyssenKrupp AG	2,249	77
TUI AG ‡	1,642	18
Volkswagen AG Λ	1,862	180
Hong Kong - 1.8%
Bank of East Asia, Ltd.	28,663	106
BOC Hong Kong Holdings, Ltd.	55,500	132
Cathay Pacific Airways, Ltd. ‡	12,000	25
Cheung Kong Holdings, Ltd.	22,000	283
CLP Holdings, Ltd.	20,003	142
Hang Lung Properties, Ltd.	32,000	129
Hang Seng Bank, Ltd.	11,100	155
Henderson Land Development Co., Ltd.	10,000	71
Hong Kong & China Gas Co., Ltd.	53,571	133
Hong Kong Exchanges & Clearing, Ltd.	11,200	187
HongKong Electric Holdings, Ltd.	16,500	98
Hopewell Holdings, Ltd.	11,000	33
Hutchison Whampoa, Ltd.	22,920	168
Hysan Development Co., Ltd. ‡	18,903	55
Link REIT	30,123	74
MTR Corp.	18,050	68
New World Development, Ltd.	39,375	77
Sino Land Co., Ltd.	10,226	20
Sun Hung Kai Properties, Ltd.	22,000	331
Swire Pacific, Ltd. ‡	11,000	132
Wharf Holdings, Ltd.	22,016	125
Indonesia - 0.7%
Astra Agro Lestari	7,500	20
Astra International Tbk PT	36,000	166
Bank Central Asia	208,000	127
Bank Danamon	54,500	31
Bank Mandiri	116,500	68
Bank Rakyat	99,000	90

The notes are an integral part of this report.

2

	Shares	Value
Indonesia (continued)
Bumi Resources Tbk PT	294,500	$73
Indosat Tbk PT	27,000	16
International Nickel Indonesia Tbk PT	40,500	21
Lippo Karawaci ‡	182,500	12
Perusahaan Gas Negara Tbk PT	168,000	78
Semen Gresik Persero Tbk PT	25,000	20
Tambang Batubara Bukit Asam Tbk PT	14,500	28
Telekomunikasi Indonesia	170,500	151
Unilever Indonesia	32,000	43
United Tractors Tbk PT	27,000	54
Isle of Man - 0.0% ■
Genting Singapore PLC ‡ Λ	42,000	27
Italy - 1.6%
Assicurazioni Generali SpA Λ	13,514	324
Banco Popolare SC ‡	649	5
Enel SpA	4,530	25
ENI SpA	36,858	865
Fiat SpA ‡	1,126	15
Intesa Sanpaolo SpA ‡	106,791	397
Mediobanca SpA ‡	1,386	15
Saipem SpA	12,073	467
Telecom Italia SpA	10,423	15
UniCredit SpA ‡	15,462	46
Unione di Banche Italiane SCpA	615	8
Japan - 20.8%
77 Bank Ltd.Λ	7,000	40
Acom Co., Ltd. Λ	440	7
Advantest Corp. Λ	3,400	85
AEON Co., Ltd. Λ	7,000	79
AEON Credit Service Co., Ltd. Λ	500	6
AIOI Insurance Co., Ltd. Ə	1,000	5
Aisin Seiki Co., Ltd.	1,500	45
Ajinomoto Co., Inc.	9,000	89
Amada Co., Ltd.	6,000	50
Asahi Breweries, Ltd. Λ	6,700	126
Asahi Glass Co., Ltd.	16,000	179
Asahi Kasei Corp.	17,000	91
Astellas Pharma, Inc. Λ	5,000	181
Bank of Kyoto, Ltd. Λ	5,000	46
Bank of Yokohama, Ltd.	18,000	88
Benesse Holdings, Inc. Λ	500	22
Bridgestone Corp.	14,300	244
Canon, Inc.	19,950	924
Casio Computer Co., Ltd. Λ	6,600	51
Central Japan Railway Co.	19	145
Chiba Bank, Ltd. Λ	10,000	60
Chubu Electric Power Co., Inc. Λ	2,900	72
Chugai Pharmaceutical Co., Ltd.	3,302	62
Chuo Mitsui Trust Holdings, Inc. Λ	33,000	124
Citizen Holdings Co., Ltd.	6,100	42
Credit Saison Co., Ltd. Λ	2,000	32
DAI Nippon Printing Co., Ltd. Λ	5,000	68
Daicel Chemical Industries, Ltd. Λ	3,000	21
Daiichi Sankyo Co., Ltd. Λ	10,656	200
Daikin Industries, Ltd. Λ	4,000	164
Daito Trust Construction Co., Ltd. Λ	1,700	82
Daiwa House Industry Co., Ltd.	9,000	102
Daiwa Securities Group, Inc. Λ	27,000	142
Denki Kagaku Kogyo KK	7,000	30
Denso Corp. Λ	11,800	352
DIC Corp. Λ	12,000	26
DOWA Holdings Co., Ltd. Λ	8,000	48
East Japan Railway Co. Λ	4,400	307
Eisai Co., Ltd. Λ	2,600	93
FamilyMart Co., Ltd. Λ	1,100	35
Fanuc, Ltd.	3,500	371
Fast Retailing Co., Ltd. Λ	1,700	295
Fuji Electric Holdings Co., Ltd. Λ	4,000	11
Fujifilm Holdings Corp. Λ	6,500	224
Fujitsu, Ltd. Λ	34,000	223
Fukuoka Financial Group, Inc. Λ	14,000	59
Furukawa Electric Co., Ltd. Λ	12,000	62
Gunma Bank, Ltd.	1,000	6
Hachijuni Bank, Ltd.	1,000	6
Hirose Electric Co., Ltd. Λ	600	69
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd. Λ	1,800	43
Hitachi, Ltd. Λ	44,000	164
Hokuhoku Financial Group, Inc. Λ	22,000	48
Honda Motor Co., Ltd. Λ	27,100	957
Hoya Corp. Λ	5,400	148
Ibiden Co., Ltd.	2,800	96
IHI Corp.Λ	20,000	37
INPEX Corp.	17	124
Isetan Mitsukoshi Holdings, Ltd. Λ	4,160	45
ITOCHU Corp.Λ	20,000	175
ITOCHU Techno-Solutions Corp. Λ	700	23
J. Front Retailing Co., Ltd.	6,000	35
Japan Real Estate Investment Corp. REIT	7	60
Japan Retail Fund Investment Corp. REIT	32	38
Japan Tobacco, Inc.	99	369
JFE Holdings, Inc. Λ	4,500	181
JGC Corp.	4,000	71
Joyo Bank, Ltd.	13,000	58
JS Group Corp.	3,400	69
JSR Corp. Λ	2,500	52
Kajima Corp. Λ	20,000	49
Kaneka Corp.	4,000	26
Kansai Electric Power Co., Inc. Λ	5,400	124
KAO Corp. Λ	7,500	190
Kawasaki Heavy Industries, Ltd. Λ	20,000	55
Keihin Electric Express Railway Co., Ltd. Λ	4,000	33
KEIO Corp. Λ	2,000	13
Keyence Corp.	1,020	244
Kikkoman Corp. Λ	3,000	35
Kintetsu Corp. Λ	21,000	65
Kirin Holdings Co., Ltd.	16,000	236
Kobe Steel, Ltd. ‡	33,000	71
Komatsu, Ltd. Λ	18,000	378
Konami Corp. Λ	2,300	44
Konica Minolta Holdings, Inc. Λ	9,000	105
Kubota Corp. Λ	25,000	228
Kuraray Co., Ltd. Λ	5,000	67
Kurita Water Industries, Ltd. Λ	1,100	31
Kyocera Corp.	2,100	205
Kyowa Hakko Kirin Co., Ltd.	4,011	41
Kyushu Electric Power Co., Inc. Λ	1,700	37
Lawson, Inc. Λ	700	30
Leopalace21 Corp.	1,600	8
Mabuchi Motor Co., Ltd. Λ	400	23
Makita Corp.	700	23
Marubeni Corp. Λ	35,000	218
Marui Group Co., Ltd. Λ	6,600	48
Matsui Securities Co., Ltd. Λ	4,800	34
Minebea Co., Ltd. Λ	8,000	49
Mitsubishi Chemical Holdings Corp. Λ	13,500	69
Mitsubishi Corp. Λ	25,700	673
Mitsubishi Electric Corp. Λ	37,000	340

The notes are an integral part of this report.

3

	Shares	Value
Japan (continued)
Mitsubishi Estate Co., Ltd. Λ	10,000	$164
Mitsubishi Heavy Industries, Ltd. Λ	44,000	182
Mitsubishi Materials Corp. ‡ Λ	25,000	72
Mitsubishi Rayon Co., Ltd.	9,000	38
Mitsubishi UFJ Financial Group, Inc. Λ	87,808	460
Mitsui & Co., Ltd.	20,400	343
Mitsui Chemicals, Inc.	8,000	24
Mitsui Fudosan Co., Ltd.	9,000	153
Mitsui Mining & Smelting Co., Ltd. Λ	19,000	57
Mitsui O.S.K. Lines, Ltd.	8,000	57
Mizuho Financial Group, Inc. Λ	249,200	493
MS&AD Insurance Group Holdings Λ	7,100	197
Murata Manufacturing Co., Ltd. Λ	2,700	153
NEC Corp. Λ	35,000	105
NGK Insulators, Ltd. Λ	8,000	163
NGK Spark Plug Co., Ltd. Λ	3,000	41
Nidec Corp.	1,700	182
Nikon Corp. Λ	4,600	100
Nintendo Co., Ltd. Λ	1,800	604
Nippon Building Fund, Inc. REIT	7	59
Nippon Electric Glass Co., Ltd. Λ	8,000	113
Nippon Express Co., Ltd. Λ	15,000	64
Nippon Meat Packers, Inc. Λ	3,000	38
Nippon Mining Holdings, Inc. Ə Λ	10,000	47
Nippon Oil Corp. Ə Λ	20,000	101
Nippon Paper Group, Inc. Λ	3,400	87
Nippon Sheet Glass Co., Ltd. Λ	8,000	24
Nippon Steel Corp.	92,000	361
Nippon Telegraph & Telephone Corp.	3,100	131
Nippon Yusen KK	16,000	64
Nipponkoa Insurance Co., Ltd. Ə	1,000	6
Nishi-Nippon City Bank, Ltd. Λ	8,000	24
Nissan Chemical Industries, Ltd. Λ	3,000	42
Nissan Motor Co., Ltd. ‡	26,200	224
Nisshin Seifun Group, Inc. Λ	4,000	52
Nissin Foods Holdings Co., Ltd. Λ	1,300	44
Nitto Denko Corp.	3,200	125
Nomura Holdings, Inc.	35,000	259
Nomura Real Estate Office Fund, Inc. REIT	1	6
Nomura Research Institute, Ltd. Λ	2,100	48
NSK, Ltd. Λ	11,000	87
NTN Corp.	10,000	45
NTT Data Corp. Λ	22	73
NTT DoCoMo, Inc. Λ	48	73
Obayashi Corp. Λ	16,000	71
Obic Co., Ltd. Λ	170	31
OJI Paper Co., Ltd. Λ	18,000	79
Olympus Corp. Λ	2,000	64
Omron Corp. Λ	3,700	86
Onward Holdings Co., Ltd. Λ	3,000	23
Oracle Corp. Λ	1,000	46
Oriental Land Co., Ltd. Λ	800	56
ORIX Corp. Λ	330	29
Osaka Gas Co., Ltd.	14,000	50
Panasonic Corp.	36,200	554
Panasonic Electric Works Co., Ltd. Λ	6,000	76
Promise Co., Ltd. Λ	550	5
Resona Holdings, Inc. Λ	6,000	76
Ricoh Co., Ltd. Λ	12,000	187
ROHM Co., Ltd.	2,000	149
Sanyo Electric Co., Ltd. ‡ Λ	27,000	43
Sapporo Hokuyo Holdings, Inc.	1,000	5
SBI Holdings, Inc.	234	46
Secom Co., Ltd.	1,800	78
Seiko Epson Corp. Λ	2,200	34
Sekisui Chemical Co., Ltd.	5,000	34
Sekisui House, Ltd.	12,000	120
Seven & I Holdings Co., Ltd.	12,660	306
Sharp Corp. Λ	11,000	138
Shimamura Co., Ltd.	300	27
Shimano, Inc. Λ	1,900	84
Shimizu Corp. Λ	16,000	67
Shin-Etsu Chemical Co., Ltd. Λ	6,800	396
Shinko Securities Co., Ltd. Λ	14,000	44
Shinsei Bank, Ltd. Λ	21,000	25
Shionogi & Co., Ltd. Λ	4,600	87
Shiseido Co., Ltd. Λ	6,600	143
Shizuoka Bank, Ltd. Λ	10,000	87
Showa Denko KK	14,000	32
Showa Shell Sekiyu KK Λ	1,700	11
SMC Corp. Λ	1,300	176
Softbank Corp. Λ	15,500	382
Sompo Japan Insurance, Inc. Ə Λ	10,000	70
Sony Corp. Λ	13,200	505
Sony Financial Holdings, Inc.	2	7
Stanley Electric Co., Ltd. Λ	900	17
Sumitomo Chemical Co., Ltd.	20,000	98
Sumitomo Corp. Λ	13,400	154
Sumitomo Electric Industries, Ltd.	8,400	103
Sumitomo Heavy Industries, Ltd.	8,000	48
Sumitomo Metal Industries, Ltd. Λ	58,000	176
Sumitomo Metal Mining Co., Ltd. Λ	16,000	238
Sumitomo Mitsui Financial Group, Inc. Λ	16,000	529
Sumitomo Realty & Development Co., Ltd. Λ	4,000	76
Sumitomo Trust & Banking Co., Ltd. Λ	47,000	275
Suzuki Motor Corp. Λ	2,700	60
T&D Holdings, Inc. Λ	3,000	71
Taiheiyo Cement Corp. ‡	12,000	17
Taisei Corp. Λ	20,000	44
Taisho Pharmaceutical Co., Ltd.	2,911	53
Takashimaya Co., Ltd. Λ	5,000	41
Takeda Pharmaceutical Co., Ltd. Λ	12,100	533
TDK Corp. Λ	1,800	120
Teijin, Ltd.	15,000	50
Terumo Corp. Λ	3,600	192
THK Co., Ltd. Λ	800	17
Tobu Railway Co., Ltd. Λ	13,000	72
Toho Co., Ltd. Λ	700	11
Tohoku Electric Power Co., Inc. Λ	2,600	55
Tokio Marine Holdings, Inc.	12,648	357
Tokyo Broadcasting System, Inc.	2,300	35
Tokyo Electric Power Co., Inc. Λ	8,700	232
Tokyo Electron, Ltd.	3,800	252
Tokyo Gas Co., Ltd. Λ	15,000	66
Tokyo Tatemono Co., Ltd. Λ	4,000	14
Tokyu Corp. Λ	18,000	75
Tokyu Land Corp. ‡	1,000	4
TonenGeneral Sekiyu KK	6,000	51
Toppan Printing Co., Ltd. Λ	5,000	45
Toray Industries, Inc. Λ	16,000	93
Toshiba Corp. ‡	37,000	191
Tosoh Corp. Λ	8,000	20
Toto, Ltd. Λ	8,000	55
Toyo Seikan Kaisha, Ltd. Λ	2,700	48
Toyota Boshoku Corp. Λ	900	17
Toyota Industries Corp.	1,500	43
Toyota Motor Corp. Λ	29,000	1,161
Trend Micro, Inc. Λ	2,100	73

The notes are an integral part of this report.

4

	Shares	Value
Japan (continued)
Uni-Charm Corp.	600	$58
UNY Co., Ltd.	1,000	8
Ushio, Inc. Λ	1,000	17
West Japan Railway Co. Λ	4	14
Yahoo! Japan Corp. Λ	247	90
Yamada Denki Co., Ltd.	1,400	103
Yamaha Corp. Λ	1,700	22
Yamaha Motor Co., Ltd. Λ	600	9
Yamato Holdings Co., Ltd.	3,800	53
Yamazaki Baking Co., Ltd.	1,000	12
Yokogawa Electric Corp.	4,100	36
Jersey, Channel Islands - 0.1%
Charter International PLC	7,913	90
Experian Group, Ltd.	8,420	83
Luxembourg - 0.2%
ArcelorMittal	6,831	300
Malaysia - 0.0% ■
YTL Corp., Bhd	164	♦
Mexico - 0.5%
America Movil SAB de CV - Series L	101,100	255
Carso Global Telecom SAB de CV ‡	5,000	26
Fomento Economico Mexicano SAB de CV	11,400	54
Grupo Bimbo SAB de CV	2,200	20
Grupo Carso SA de CV - Series A1	4,700	18
Grupo Elektra SA de CV	500	25
Grupo Financiero Banorte SAB de CV — Class O	8,447	37
Grupo Financiero Inbursa SA - Class O Λ	5,400	19
Grupo Mexico SAB de CV - Series B	21,566	58
Grupo Modelo SAB de CV - Series C ‡	3,700	22
Grupo Televisa SA - Series C	11,400	48
Industrias Penoles SAB de CV	600	13
Kimberly-Clark de Mexico SAB de CV — Class A	2,900	16
Telefonos de Mexico SAB de CV - Class L Λ	31,700	25
Telmex Internacional SAB de CV - Series L	35,500	34
Wal-Mart de Mexico SAB de CV - Series V Λ	14,300	73
Netherlands - 2.7%
Akzo Nobel NV	3,441	196
ASML Holding NV Λ	5,684	204
Corio NV REIT	665	44
European Aeronautic Defence and Space Co. NV	1,942	39
Fugro NV	2,995	196
Heineken NV	8,916	458
ING Groep NV ‡	18,623	186
James Hardie Industries SE ‡	8,588	57
Koninklijke Ahold NV	12,589	168
Koninklijke DSM NV Λ	2,246	100
Koninklijke KPN NV Λ	18,521	293
Koninklijke Philips Electronics NV Λ	12,835	412
Reed Elsevier NV Λ	9,249	112
SBM Offshore NV	6,886	138
STMicroelectronics NV	5,267	52
TNT NV	13,921	399
Unilever NV Λ	19,985	604
Wolters Kluwer NV	6,282	137
New Zealand - 0.0% ■
Telecom Corp. of New Zealand, Ltd.	4,768	7
Norway - 1.4%
DnB NOR ASA ‡	16,447	188
Norsk Hydro ASA ‡	20,340	155
Orkla ASA	17,390	154
Renewable Energy Corp., ASA ‡ Λ	2,700	13
Statoil ASA	16,783	389
Telenor ASA ‡	25,031	339
Yara International ASA	17,891	776
Poland - 1.2%
Asseco Poland SA	953	19
Bank Handlowy Warsza ‡	14,616	408
Bank Pekao SA ‡	1,467	85
Getin Holding SA ‡	102,447	386
Globe Trade Centre SA ‡	1,800	16
KGHM Polska Miedz SA	1,621	61
PBG SA ‡	2,900	219
Polski Koncern Naftowy Orlen ‡	4,098	56
Polskie Gornictwo Naftowe I Gazownictwo SA	213,503	273
Powszechna Kasa Oszczednosci Bank Polski SA	7,500	105
Telekomunikacja Polska SA	8,255	47
Russian Federation - 1.4%
Gazprom OAO ADR Λ	24,350	570
Lukoil OAO ADR Λ	5,100	289
MMC Norilsk Nickel ADR ‡	12,316	227
Mobile Telesystems OJSC ADR	1,900	106
Novatek OAO GDR	820	60
Polyus Gold Co.ADR	2,478	64
Rosneft Oil Co.GDR ‡	16,150	128
Surgutneftegaz ADR	15,600	155
Tatneft ADR	3,925	123
Vimpel-Communications ADR Λ	5,350	98
VTB Bank OJSC GDR	27,813	154
Singapore - 0.9%
Ascendas REIT	10,000	14
Capitaland, Ltd.	22,000	62
CapitaMall Trust REIT ‡	19,000	24
City Developments, Ltd. Λ	5,000	38
ComfortDelgro Corp., Ltd.	17,000	19
DBS Group Holdings, Ltd.	15,000	154
Fraser and Neave, Ltd.	10,000	34
Golden Agri-Resources, Ltd. ‡	59,626	25
Jardine Cycle & Carriage, Ltd.	1,000	21
Keppel Corp., Ltd.	12,000	78
Olam International, Ltd. Λ	12,000	22
Oversea-Chinese Banking Corp.	22,000	137
SembCorp Industries, Ltd.	10,000	30
SembCorp Marine, Ltd. Λ	7,000	21
Singapore Airlines, Ltd.	7,003	76
Singapore Exchange, Ltd. Λ	7,000	38
Singapore Press Holdings, Ltd. Λ	12,000	33
Singapore Technologies Engineering, Ltd.	11,000	25
Singapore Telecommunications, Ltd.	69,000	156
United Overseas Bank, Ltd.	10,000	138
Wilmar International, Ltd. Λ	11,000	52
Spain - 3.1%
ACS Actividades Co.	2,608	120
Banco Bilbao Vizcaya Argentaria SA Λ	38,975	533
Banco Popular Espanol SA Λ	24,841	183
Banco Santander SA Λ	90,383	1,202
Criteria Caixacorp SA	2,503	12
Iberdrola SA Λ	31,453	267
Inditex SA	3,071	202
Indra Sistemas SA Λ	1,024	21
Mapfre SA Λ	7,775	29
Repsol YPF SA	11,254	266
Telefonica SA	61,763	1,463
Zardoya Otis SA	1,025	18

The notes are an integral part of this report.

5

	Shares	Value
Sweden - 2.2%
Alfa Laval AB	2,849	$42
ASSA Abloy AB - Series B	3,785	74
Atlas Copco AB - Class A	8,438	131
Atlas Copco AB - Class B	5,400	76
Electrolux AB - Series B Λ	2,840	65
Getinge AB - Class B	4,049	97
Hennes & Mauritz AB - Class B	5,059	329
Holmen AB - Class B Λ	850	23
Husqvarna AB - Class B ‡	2,840	21
Investor AB - Class B	8,992	172
Lundin Petroleum AB ‡ Λ	3,091	26
Nordea Bank AB	26,915	265
Oriflame Cosmetics SA	1,793	112
Sandvik AB Λ	12,655	158
Skanska AB - Class B Λ	4,371	79
SKF AB Λ	3,000	53
SSAB AB - Series A Λ	3,000	54
Svenska Cellulosa AB - Class B Λ	9,300	131
Svenska Handelsbanken AB - Class A	7,598	223
Swedish Match AB	3,766	90
Tele2 AB - Class B	1,343	22
Telefonaktiebolaget LM Ericsson - Class B Λ	49,830	525
TeliaSonera AB Λ	16,935	121
Volvo AB - Class A	5,745	57
Volvo AB - Class B	12,423	125
Switzerland - 7.6%
ABB, Ltd. ‡	41,205	900
Baloise Holding AG	605	54
Cie Financiere Richemont SA	9,933	385
Credit Suisse Group AG	13,745	708
GAM Holding, Ltd.	3,322	41
Geberit AG	458	82
Givaudan SA	93	82
Holcim, Ltd. ‡	3,185	237
Julius Baer Group, Ltd.	3,322	121
Logitech International SA ‡	3,016	50
Lonza Group AG Λ	376	31
Nestle SA	57,788	2,960
Nobel Biocare Holding AG	4,555	122
Novartis AG	21,764	1,175
Pargesa Holding SA	100	8
Roche Holding AG	6,548	1,062
Schindler Holding AG	1,097	97
Straumann Holding AG Λ	390	97
Swatch Group AG - BR	776	247
Swatch Group AG - Reg	888	53
Swiss Life Holding AG ‡	380	50
Swiss Reinsurance Co., Ltd. ‡	5,850	288
Swisscom AG	215	78
Syngenta AG	3,124	867
Synthes, Inc.	1,925	240
UBS AG ‡	19,191	312
Zurich Financial Services AG	1,500	384
Turkey - 0.8%
Akbank TAS	23,200	150
Anadolu AS	7,639	81
Bim Birlesik Magazalar AS	1,322	69
Enka Insaat VE Sanayi AS	10,316	48
Eregli Demir ve Celik Fabrikalari TAS ‡	17,196	52
Haci Omer Sabanci Holding AS	11,570	50
KOC Holding AS ‡	8,389	29
Tupras Turkiye Petrol Rafine	3,194	73
Turk Telekomunikasyon AS	18,231	61
Turkcell Iletisim Hizmet AS	16,427	99
Turkiye Garanti Bankasi AS	34,633	161
Turkiye Halk Bankasi AS	6,640	48
Turkiye Is Bankasi ‡	9,492	30
Turkiye Is Bankasi - Class C	20,582	67
Turkiye Vakiflar Bankasi Tao - Class D ‡	13,718	37
Yapi Ve Kredi Bankasi AS ‡	15,399	39
United Kingdom - 16.6%
3i Group PLC	7,983	35
Admiral Group PLC	1,893	38
Aggreko PLC	7,081	128
AMEC PLC	15,008	182
Anglo American PLC ‡	20,341	887
AstraZeneca PLC	17,702	789
Aviva PLC	27,841	163
BAE Systems PLC	37,962	213
Balfour Beatty PLC	6,787	30
Barclays PLC	73,894	404
Berkeley Group Holdings PLC ‡	1,109	14
BG Group PLC	46,561	806
BHP Billiton PLC	4,761	163
BP PLC	259,610	2,456
British Airways PLC ‡ Λ	8,169	30
British American Tobacco PLC	19,357	667
British Land Co. PLC REIT	10,919	80
British Sky Broadcasting Group PLC	28,774	263
BT Group PLC - Class A	90,820	171
Bunzl PLC	4,975	55
Burberry Group PLC	5,703	62
Capital Group PLC	2,000	23
Carnival PLC	2,120	87
Centrica PLC	33,204	148
Cobham PLC	14,496	57
Compass Group PLC	25,634	205
Diageo PLC	25,321	425
FirstGroup PLC	7,825	43
GlaxoSmithKline PLC	59,850	1,150
Group 4 Securicor PLC	3,563	14
Hammerson PLC REIT	8,749	52
Home Retail Group PLC	7,805	32
HSBC Holdings PLC	209,726	2,126
ICAP PLC	2,816	16
Imperial Tobacco Group PLC	7,298	223
Intercontinental Hotels Group PLC	4,580	72
International Power PLC	6,355	31
Invensys PLC	5,024	26
Investec PLC	2,855	23
J. Sainsbury PLC	10,227	51
Johnson Matthey PLC	2,820	75
Kingfisher PLC	11,088	36
Ladbrokes PLC	7,527	18
Land Securities Group PLC REIT	9,612	99
Legal & General Group PLC	71,301	95
Liberty International PLC REIT	5,672	43
Lloyds TSB Group PLC ‡	103,853	99
London Stock Exchange Group PLC	858	9
Man Group PLC	30,279	111
Marks & Spencer Group PLC	13,807	77
National Grid PLC	42,242	411
Next PLC	2,340	77
Old Mutual PLC ‡	56,335	105
Pearson PLC	11,065	174
Petrofac, Ltd.	9,300	170
Prudential PLC	25,298	210
Reckitt Benckiser Group PLC	6,190	340

The notes are an integral part of this report.

6

	Shares	Value
United Kingdom (continued)
Reed Elsevier PLC	15,144	$121
Rexam PLC	8,365	37
Rio Tinto PLC	15,241	903
Rolls-Royce Group PLC ‡	22,112	200
Royal & Sun Alliance Insurance Group PLC	38,334	74
Royal Bank of Scotland Group PLC ‡	209,004	140
Royal Dutch Shell PLC - Class A	50,468	1,463
Royal Dutch Shell PLC - Class B	37,911	1,044
SABMiller PLC	5,949	174
Sage Group PLC	15,752	57
Schroders PLC	1,591	34
Scottish & Southern Energy PLC	18,502	309
Segro PLC REIT	8,847	43
Serco Group PLC	1,448	13
Severn Trent PLC	6,048	110
Smith & Nephew PLC	14,664	146
Smiths Group PLC	4,760	82
Standard Chartered PLC	23,622	644
Standard Life PLC	21,523	65
Tesco PLC	58,651	387
Tomkins PLC	12,115	43
Unilever PLC	11,333	333
United Utilities Group PLC	2,080	18
Vodafone Group PLC	578,054	1,333
Whitbread PLC	2,596	58
Wolseley PLC ‡	791	19
WPP PLC	44,293	459
Xstrata PLC ‡	17,253	327
Total Common Stocks (cost $109,693)		116,949

RIGHTS - 0.0% ■
Australia - 0.0% ■
Lend Lease Group Ə	713	1
Germany - 0.0% ■
Volkswagen AG	3,091	2
Poland - 0.0% ■
Asseco Poland SA Ə	953	♦
Total Rights (cost $0)		3

WARRANTS - 0.0% ■
Italy - 0.0% ■
Mediobanca SpA‡
Expiration: 03/18/2011
Exercise Price: $9.00	1,320	♦
UBI Banca SCpA‡
Expiration: 06/30/2011
Exercise Price: $12.30	615	♦
France - 0.0% ■
Fonciere Des Regions‡
Expiration: 12/31/2010
Exercise Price: $65.00	293	1
Total Warrants (cost $0)		1

SECURITIES LENDING COLLATERAL - 15.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	21,547,935	21,548
Total Securities Lending Collateral (cost $21,548)

	Principal
REPURCHASE AGREEMENT - 14.9%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $21,013 on 04/01/2010. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $21,435.	$21,013	21,013
Total Repurchase Agreement (cost $21,013)

Total Investment Securities (cost $153,496) #		160,898
Other Assets and Liabilities - Net		(20,330)

Net Assets		$140,568

FUTURES CONTRACTS: ►

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
DAX Index	34	06/18/2010	$227
DJ Euro Stoxx 50 Index	107	06/18/2010	47
FTSE 100 Index	40	06/18/2010	12
Hang Seng China Index	35	04/29/2010	143
SGX CNX Nifty Index	91	04/29/2010	5
SGX MSCI Singapore Index	15	04/29/2010	(5)
Topix Index	20	06/11/2010	130
			$559

The notes are an integral part of this report.

7

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	5,342	04/15/2010	4,872	23
Australian Dollar	(2,327)	04/15/2010	(2,101)	(31)
Euro	(2,061)	04/15/2010	(2,754)	(30)
Euro	6,113	04/15/2010	8,402	(146)
Hong Kong Dollar	(17,918)	04/15/2010	(2,309)	1
Japanese Yen	530,152	04/15/2010	5,863	(193)
Japanese Yen	(386,681)	04/15/2010	(4,275)	139
Pound Sterling	(1,216)	04/15/2010	(1,819)	(25)
				$(262)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Commercial Banks	9.3%	$14,333
Oil, Gas & Consumable Fuels	7.5	11,774
Metals & Mining	5.6	9,070
Pharmaceuticals	4.3	6,746
Chemicals	3.2	4,847
Food Products	3.0	4,678
Insurance	2.5	4,116
Automobiles	2.5	3,896
Diversified Telecommunication Services	2.3	3,860
Machinery	2.0	3,354
Industrial Conglomerates	1.7	2,491
Electric Utilities	1.5	2,469
Capital Markets	1.5	2,373
Wireless Telecommunication Services	1.5	2,362
Electrical Equipment	1.4	2,345
Food & Staples Retailing	1.4	2,118
Energy Equipment & Services	1.3	2,053
Real Estate Management & Development	1.3	2,045
Beverages	1.3	1,941
Electronic Equipment & Instruments	1.2	1,905
Media	1.0	1,722
Trading Companies & Distributors	1.0	1,663
Household Durables	1.0	1,568
Diversified Financial Services	0.9	1,405
Tobacco	0.8	1,349
Software	0.8	1,340
Multi-Utilities	0.8	1,305
Communications Equipment	0.8	1,276
Office Electronics	0.7	1,247
Textiles, Apparel & Luxury Goods	0.7	1,164
Specialty Retail	0.7	1,154
Real Estate Investment Trusts	0.7	1,081
Road & Rail	0.6	1,077
Health Care Equipment & Supplies	0.6	1,036
Construction & Engineering	0.6	1,023
Auto Components	0.5	909
Semiconductors & Semiconductor Equipment	0.5	742
Building Products	0.5	728
Hotels, Restaurants & Leisure	0.4	681
Household Products	0.4	675

The notes are an integral part of this report.

8

INVESTMENTS BY INDUSTRY: (continued)	Percentage of Total Investments	Value
Construction Materials	0.3	642
Computers & Peripherals	0.3	603
Aerospace & Defense	0.3	593
Air Freight & Logistics	0.3	562
Paper & Forest Products	0.3	508
Multiline Retail	0.2	426
Commercial Services & Supplies	0.2	416
Gas Utilities	0.2	327
Personal Products	0.2	326
Marine	0.2	312
IT Services	0.1	282
Leisure Equipment & Products	0.1	206
Health Care Providers & Services	0.1	197
Containers & Packaging	0.1	181
Airlines	0.1	161
Water Utilities	0.1	110
Professional Services	0.1	106
Internet Software & Services	0.0	90
Distributors	0.0	88
Consumer Finance	0.0	79
Biotechnology	0.0	44
Transportation Infrastructure	0.0	41
Internet & Catalog Retail	0.0	32
Independent Power Producers & Energy Traders	0.0	31
Life Sciences Tools & Services	0.0	31
Diversified Consumer Services	0.0	22
Investment Securities, at Value	73.5	118,337
Short-Term Investments	26.5	42,561
Total Investments	100.0%	$160,898

NOTES TO SCHEDULE OF INVESTMENTS:

►	Cash in the amount of $1,404 have been segregated with the broker to cover margin requirements for open future contracts.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $20,483.
‡	Non-income producing security.
▲	Rate shown reflects yield at 03/31/2010.
■	Amount rounds to less than 0.1%.
♦	Value is less than $1.
Ə

Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a market value of $230, or less than 0.16%, of the fund’s net assets.

Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $153,496. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,450 and $11,048, respectively. Net unrealized appreciation for tax purposes is $7,402.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SBI	Shares Beneficial Interest
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report.

9

(all amounts in thousands)

(unaudited)

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$11,865	$—	$—	$11,865
Equities - Consumer Staples	11,088	—	—	11,088
Equities - Energy	13,828	—	—	13,828
Equities - Financials	25,428	—	—	25,428
Equities - Health Care	8,053	—	—	8,053
Equities - Industrials	14,952	—	—	14,952
Equities - Information Technology	7,485	—	—	7,485
Equities - Materials	15,170	—	—	15,170
Equities - Telecommunication Services	6,223	—	—	6,223
Equities - Utilities	4,245	—	—	4,245
Cash & Cash Equivalent - Repurchase Agreement	—	21,013	—	21,013
Cash & Cash Equivalent - Securities Lending Collateral	21,548	—	—	21,548
Total	$139,885	$21,013	$—	$160,898

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts - Appreciation	$—	$564	$—	$564
Futures Contracts - Depreciation	—	(5)	—	(5)
Forward Foreign Currency Contracts - Appreciation	—	163	—	163
Forward Foreign Currency Contracts - Depreciation	—	(425)	—	(425)
Total	$—	$297	$—	$297

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$11,531	$1,004	$(1,162)	$—	$388	$(72)	$598	$(648)	$(11,639)	$—
Equities - Consumer Staples	$10,276	$486	$(281)	$—	$59	$—	$408	$(242)	$(10,706)	$—
Equities - Energy	$12,446	$90	$(75)	$—	$36	$—	$226	$(598)	$(12,125)	$—
Equities - Financials	$27,071	$1,306	$(3,410)	$—	$592	$(411)	$1,225	$(1,682)	$(24,691)	$—
Equities - Health Care	$8,067	$308	$—	$—	$—	$—	$135	$(456)	$(8,054)	$—
Equities - Industrials	$13,420	$819	$(314)	$—	$103	$(45)	$1,030	$(331)	$(14,682)	$—
Equities - Information Technology	$5,971	$820	$—	$—	$—	$—	$704	$(40)	$(7,455)	$—
Equities - Materials	$14,565	$374	$(674)	$—	$128	$(19)	$550	$(409)	$(14,515)	$—
Equities - Telecommunication Services	$6,109	$132	$(233)	$—	$39	$—	$42	$(454)	$(5,635)	$—
Equities - Utilities	$4,476	$—	$(97)	$—	$—	$(2)	$73	$(320)	$(4,130)	$—
Total	$113,932	$5,339	$(6,246)	$—	$1,345	$(549)	$4,991	$(5,180)	$(113,632)	$—

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending March 31, 2010:

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2009		Net Purchases/(Sales)			Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2010
Equities - Financials	$	♦	$	(♦	)	$—	$—	$—	$—	$—

*  Other financial instruments are derivative instruments. Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

10

Transamerica Van Kampen Large Cap Core VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	19,200	$869
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	18,094	1,011
Expeditors International of Washington, Inc.	50,766	1,875
Automobiles - 0.3%
Better Place ‡ Ə § Δ	197,900	594
Beverages - 0.7%
Coca-Cola Co.	22,300	1,227
PepsiCo, Inc.	5,100	337
Capital Markets - 2.9%
Bank of New York Mellon Corp.	69,824	2,157
BlackRock, Inc. - Class A	6,030	1,313
Charles Schwab Corp.	85,195	1,592
Goldman Sachs Group, Inc.	5,000	853
State Street Corp.	9,800	442
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	19,299	719
Monsanto Co.	59,226	4,229
Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	21,840	1,304
U.S. Bancorp	28,600	740
Wells Fargo & Co.	40,600	1,263
Communications Equipment - 2.3%
Cisco Systems, Inc. ‡	107,446	2,797
Research In Motion, Ltd. ‡	31,183	2,306
Computers & Peripherals - 4.7%
Apple, Inc. ‡	34,651	8,141
Dell, Inc. ‡	65,146	978
Hewlett-Packard Co.	22,300	1,185
Construction Materials - 0.7%
Cemex SAB de CV ADR ‡	67,694	691
Martin Marietta Materials, Inc. Λ	10,578	884
Consumer Finance - 1.0%
American Express Co.	53,724	2,217
Distributors - 1.5%
Li & Fung, Ltd.	660,000	3,243
Diversified Financial Services - 6.0%
Bank of America Corp.	148,745	2,655
BM&FBOVESPA SA	324,492	2,197
Citigroup, Inc. ‡	251,000	1,017
CME Group, Inc. - Class A Λ	5,559	1,757
JPMorgan Chase & Co.	69,100	3,092
Leucadia National Corp. ‡ Λ	93,273	2,314
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	81,700	2,112
Verizon Communications, Inc.	63,200	1,960
Electrical Equipment - 0.7%
Emerson Electric Co. Λ	16,900	851
First Solar, Inc. ‡ Λ	4,749	582
Electronic Equipment & Instruments - 0.1%
Flextronics International, Ltd. ‡	13,900	109
Energy Equipment & Services - 0.8%
Halliburton Co.	55,500	1,672
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	35,500	1,298
Wal-Mart Stores, Inc.	54,300	3,019
Food Products - 1.8%
Kraft Foods, Inc. - Class A	84,741	2,563
Unilever NV	44,500	1,342
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. ‡	54,800	396
Gen-Probe, Inc. ‡ Λ	8,808	440
Intuitive Surgical, Inc. ‡ Λ	3,622	1,261
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	42,200	1,521
UnitedHealth Group, Inc. ‡	36,500	1,192
WellPoint, Inc. ‡	12,100	779
Hotels, Restaurants & Leisure - 3.4%
Las Vegas Sands Corp. ‡ Λ	79,593	1,683
Starbucks Corp. ‡	70,298	1,706
Wynn Resorts, Ltd. Λ	51,443	3,901
Household Products - 0.2%
Procter & Gamble Co.	7,400	468
Industrial Conglomerates - 1.1%
General Electric Co.	126,900	2,310
Insurance - 7.6%
Aflac, Inc.	10,200	554
Berkshire Hathaway, Inc. - Class A ‡	8	974
Berkshire Hathaway, Inc. - Class B ‡ Λ	49,400	4,015
Chubb Corp.	101,280	5,251
Loews Corp.	42,599	1,588
MetLife, Inc.	33,700	1,461
Primerica, Inc. ‡	800	12
Travelers Cos., Inc.	46,700	2,519
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. ‡	57,904	7,859
Internet Software & Services - 10.2%
Baidu, Inc. ADR ‡	5,997	3,580
eBay, Inc. ‡	190,142	5,124
Google, Inc. - Class A ‡	13,646	7,737
Tencent Holdings, Ltd.	202,300	4,057
Yahoo!, Inc. ‡	88,300	1,460
IT Services - 3.9%
Accenture PLC - Class A	13,700	575
Mastercard, Inc. - Class A	13,915	3,534
Redecard SA	141,625	2,620
Visa, Inc. - Class A	15,076	1,372
Western Union Co.	19,500	331
Life Sciences Tools & Services - 1.2%
Illumina, Inc. ‡ Λ	65,626	2,553
Machinery - 0.4%
Ingersoll-Rand PLC Λ	25,700	896
Media - 6.9%
Comcast Corp. - Class A Λ	246,514	4,640
DIRECTV - Class A ‡	37,646	1,273
McGraw-Hill Cos., Inc.	27,681	987
News Corp. - Class B Λ	95,500	1,624
Time Warner Cable, Inc. Λ	19,235	1,025
Time Warner, Inc.	52,666	1,647
Viacom, Inc. - Class B ‡	116,650	4,011
Metals & Mining - 0.4%
Alcoa, Inc. Λ	61,300	873

The notes are an integral part of this report.

1

	Shares	Value
Multiline Retail - 1.3%
JC Penney Co., Inc. Λ	25,100	$807
Macy’s, Inc.	25,673	559
Sears Holdings Corp. ‡ Λ	8,422	914
Target Corp.	11,600	610
Multi-Utilities - 0.2%
Sempra Energy	6,700	334
Oil, Gas & Consumable Fuels - 5.1%
BP PLC ADR Λ	13,300	759
Chevron Corp.	25,000	1,896
ConocoPhillips	29,100	1,489
Range Resources Corp. Λ	26,687	1,251
Royal Dutch Shell PLC - Class A ADR	18,500	1,070
Total SA ADR	13,300	772
Ultra Petroleum Corp. ‡	83,158	3,878
Paper & Forest Products - 1.2%
International Paper Co.	109,545	2,696
Pharmaceuticals - 5.3%
Abbott Laboratories	21,700	1,143
Allergan, Inc.	22,162	1,448
Bristol-Myers Squibb Co. Λ	87,575	2,338
Eli Lilly & Co. Λ	30,800	1,116
GlaxoSmithKline PLC ADR	13,000	501
Merck & Co., Inc.	52,706	1,969
Pfizer, Inc.	151,335	2,594
Roche Holding AG ADR	13,640	553
Professional Services - 1.2%
Corporate Executive Board Co. Λ	14,502	386
Monster Worldwide, Inc. ‡ Λ	37,282	619
SGS SA ‡	1,123	1,548
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. - Class A	164,199	4,174
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	67,400	1,501
KLA-Tencor Corp.	19,000	587
NVIDIA Corp. ‡ Λ	29,177	507
Software - 2.7%
Adobe Systems, Inc. ‡	44,304	1,567
Microsoft Corp.	12,700	372
Salesforce.com, Inc. ‡ Λ	36,521	2,719
VMware, Inc. - Class A ‡	20,881	1,113
Specialty Retail - 1.2%
Home Depot, Inc.	42,100	1,362
Lowe’s Cos., Inc.	48,700	1,180
Tobacco - 1.4%
Altria Group, Inc.	65,000	1,334
Philip Morris International, Inc.	34,000	1,773
Transportation Infrastructure - 0.7%
China Merchants Holdings International Co., Ltd.	406,018	1,485
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV - Series L ADR	36,876	1,856
Vodafone Group PLC ADR Λ	37,400	871
Total Common Stocks (cost $177,384)		214,967

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	14,112,232	14,112
Total Securities Lending Collateral (cost $14,112)

	Principal
REPURCHASE AGREEMENT - 1.2%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $2,592 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,645.	$2,592	2,592
Total Repurchase Agreement (cost $2,592)

Total Investment Securities (cost $194,088) #		231,671
Other Assets and Liabilities - Net		(14,417)

Net Assets		$217,254

NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $594, or 0.27%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. This security aggregated $594, or 0.27%, of the fund’s net assets.
Δ	Restricted Security. At 03/31/2010, the fund owned the respective security (representing 0.27% of the fund’s net assets) which was restricted as to public resale.

Description	Date of Acquisition	Shares	Per Share	Cost	Value	Price*
Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00

* Price not in thousands.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $13,790.
▲	Rate shown reflects the yield at 03/31/2010.
#

Aggregate cost for federal income tax purposes is $194,088. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $43,714 and $6,131, respectively. Net unrealized appreciation for tax purposes is $37,583.

The notes are an integral part of this report.

2

(all amounts in thousands)

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$39,625	$—	$—	$39,625
Equities - Consumer Staples	13,361	—	—	13,361
Equities - Energy	12,787	—	—	12,787
Equities - Financials	45,461	—	—	45,461
Equities - Health Care	19,804	—	—	19,804
Equities - Industrials	12,432	—	—	12,432
Equities - Information Technology	54,272	—	—	54,272
Equities - Materials	10,092	—	—	10,092
Equities - Telecommunication Services	6,799	—	—	6,799
Equities - Utilities	334	—	—	334
Cash & Cash Equivalent - Repurchase Agreement	—	2,592	—	2,592
Cash & Cash Equivalent - Securities Lending Collateral	14,112	—	—	14,112
Total	$229,079	$2,592	$—	$231,671

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$3,029	$—	$(344)	$—	$68	$—	$490	$—	$(3,243)	$—
Equities - Industrials	$2,776	$—	$—	$—	$—	$—	$258	$—	$(3,034)	$—
Equities - Information Technology	$4,668	$—	$(296)	$—	$184	$—	$—	$(499)	$(4,057)	$—
Total	$10,473	$—	$(640)	$—	$252	$—	$748	$(499)	$(10,334)	$—

The notes are an integral part of this report.

3

Transamerica Van Kampen Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2010

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.6%
Pharmaceuticals - 0.6%
Ironwood Pharmaceuticals, Inc., 8.00% ‡	198,702	$2,686
Total Preferred Stock (cost $2,384)

COMMON STOCKS - 98.7%
Air Freight & Logistics - 3.7%
CH Robinson Worldwide, Inc. Λ	134,707	7,523
Expeditors International of Washington, Inc.	278,810	10,294
Automobiles - 0.5%
Better Place ‡ Ə § Δ	860,386	2,581
Capital Markets - 3.9%
Calamos Asset Management, Inc. - Class A	237,200	3,401
Greenhill & Co., Inc.	105,566	8,666
T. Rowe Price Group, Inc.	123,369	6,777
Chemicals - 4.2%
Intrepid Potash, Inc. ‡ Λ	186,671	5,662
Nalco Holding Co.	330,456	8,040
Rockwood Holdings, Inc. ‡	236,218	6,288
Commercial Services & Supplies - 0.8%
Covanta Holding Corp. ‡	227,550	3,791
Communications Equipment - 0.4%
Palm, Inc. ‡ Λ	506,216	1,903
Computers & Peripherals - 2.7%
Teradata Corp. ‡	441,952	12,768
Construction Materials - 2.2%
Martin Marietta Materials, Inc. Λ	102,031	8,525
Texas Industries, Inc. Λ	63,860	2,182
Distributors - 3.8%
Li & Fung, Ltd.	3,656,000	17,964
Diversified Consumer Services - 3.2%
New Oriental Education & Technology Group ADR ‡ Λ	92,171	7,882
Strayer Education, Inc. Λ	30,483	7,423
Diversified Financial Services - 8.4%
CIT Group, Inc. ‡	135,391	5,275
IntercontinentalExchange, Inc. ‡ Λ	64,905	7,281
Leucadia National Corp. ‡	388,321	9,634
Moody’s Corp. Λ	105,378	3,135
MSCI, Inc. - Class A ‡ Λ	409,771	14,793
Health Care Equipment & Supplies - 3.6%
Gen-Probe, Inc. ‡ Λ	198,837	9,942
Intuitive Surgical, Inc. ‡	20,642	7,186
Hotels, Restaurants & Leisure - 8.6%
Ctrip.com International, Ltd. ADR ‡	470,626	18,449
Las Vegas Sands Corp. ‡ Λ	341,457	7,222
Wynn Resorts, Ltd. Λ	195,066	14,792
Household Durables - 2.5%
Gafisa SA ADR Λ	375,756	5,163
NVR, Inc. ‡	9,572	6,954
Internet & Catalog Retail - 4.1%
NetFlix, Inc. ‡ Λ	71,752	5,291
priceline.com, Inc. ‡	56,926	14,516
Internet Software & Services - 9.9%
Akamai Technologies, Inc. ‡ Λ	326,367	10,251
Alibaba.com, Ltd.	3,613,300	7,232
Baidu, Inc. ADR ‡	40,633	24,259
Equinix, Inc. ‡	52,541	5,114
IT Services - 2.2%
Redecard SA	578,641	10,705
Life Sciences Tools & Services - 4.5%
Illumina, Inc. ‡ Λ	334,740	13,021
Techne Corp.	134,689	8,578
Media - 2.1%
Discovery Communications, Inc. - Series C ‡	170,242	5,007
Groupe Aeroplan, Inc.	501,290	5,256
Multiline Retail - 1.1%
Sears Holdings Corp. ‡ Λ	49,895	5,410
Oil, Gas & Consumable Fuels - 6.2%
Petrohawk Energy Corp. ‡ Λ	133,235	2,702
Range Resources Corp. Λ	235,167	11,022
Ultra Petroleum Corp. ‡ Λ	342,089	15,952
Personal Products - 1.7%
Mead Johnson Nutrition Co. - Class A	159,440	8,296
Pharmaceuticals - 1.8%
Allergan, Inc.	89,650	5,856
Ironwood Pharmaceuticals, Inc. ‡	209,818	2,837
Professional Services - 7.9%
Corporate Executive Board Co. Λ	144,433	3,840
IHS, Inc. - Class A ‡ Λ	112,290	6,004
Intertek Group PLC	492,574	10,898
Monster Worldwide, Inc. ‡ Λ	203,965	3,388
Verisk Analytics, Inc. - Class A ‡	470,149	13,259
Semiconductors & Semiconductor Equipment - 0.4%
NVIDIA Corp. ‡	123,223	2,142
Software - 5.6%
Autodesk, Inc. ‡	232,876	6,851
Rovi Corp. ‡ Λ	127,087	4,719
Salesforce.com, Inc. ‡ Λ	203,714	15,166
Trading Companies & Distributors - 1.6%
Fastenal Co. Λ	161,051	7,729
Wireless Telecommunication Services - 1.1%
Millicom International Cellular SA	58,332	5,200
Total Common Stocks (cost $434,535)		471,997

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.21% ▲	49,220,074	49,220
Total Securities Lending Collateral (cost $49,220)

	Principal
REPURCHASE AGREEMENT - 1.3%
State Street Repurchase Agreement 0.01% ▲, dated 03/31/2010, to be repurchased at $6,048 on 04/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $6,171.	$6,048	6,048
Total Repurchase Agreement (cost $6,048)

Total Investment Securities (cost $492,187) #		529,951
Other Assets and Liabilities - Net		(52,268)

Net Assets		$477,683

The notes are an integral part of this report.

1

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2010.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,581, or 0.54%, of the fund’s net assets.
§	Illiquid. These securities aggregated $2,581, or 0.54%, of the Fund’s net assets.
Δ	Restricted Security. At 03/31/2010, the fund owned the respective security (representing 0.49% of the fund’s net assets) which was restricted as to public resale.

Description	Date of Acquisition	Shares	Cost	Value	Price*
Better Place, Inc.	01/25/2010	810,386	$2,581	$2,581	$3.00

* Price not in thousands

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $48,077.
#

Aggregate cost for federal income tax purposes is $492,187. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $95,702 and $57,938, respectively. Net unrealized appreciation for tax purposes is $37,764.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Consumer Discretionary	$123,909	$—	$—	$123,909
Equities - Consumer Staples	8,296	—	—	8,296
Equities - Energy	29,676	—	—	29,676
Equities - Financials	58,962	—	—	58,962
Equities - Health Care	50,107	—	—	50,107
Equities - Industrials	66,726	—	—	66,726
Equities - Information Technology	101,110	—	—	101,110
Equities - Materials	30,697	—	—	30,697
Equities - Telecommunication Services	5,200	—	—	5,200
Cash & Cash Equivalent - Repurchase Agreement	—	6,048	—	6,048
Cash & Cash Equivalent - Securities Lending Collateral	49,220	—	—	49,220
Total	$523,903	$6,048	$—	$529,951

Rollforward to Level 1 - Investment Securities

Securities	Beginning Balance at 12/31/2009	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain	Total Realized (Loss)	Change in Unrealized Appreciation	Change in Unrealized (Depreciation)	Transfers (Out) of Level 2	Ending Balance at 3/31/2010
Equities - Consumer Discretionary	$16,165	$—	$(1,148)	$—	$307	$—	$2,640	$—	$(17,964)	$—
Equities - Industrials	$10,087	$—	$(129)	$—	$—	$(5)	$945	$—	$(10,898)	$—
Equities - Information Technology	$8,967	$—	$(656)	$—	$—	$(338)	$—	$(741)	$(7,232)	$—
Total	$35,219	$—	$(1,933)	$—	$307	$(343)	$3,585	$(741)	$(36,094)	$—

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009
Equities - Health Care	$4,371	$—	$—	$(1,685)	$—	$(2,686)	$—

The notes are an integral part of this report.

2

Notes to Schedules of Investments

At March 31, 2010

(unaudited)

Transamerica Series Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Series Trust (the “Funds”).

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. Fund investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting Principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock):  Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in

Level 1.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, Exchange Traded Funds (“ETFs”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

1

Notes to Schedules of Investments (continued)

At March 31, 2010

(unaudited)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and generally are categorized in Level 1 of the fair value hierarchy. Option Contracts and derivative instruments are carried at unrealized appreciation/ depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a Level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

The hierarchy classification of inputs used to value the Funds’ investments, at March 31, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of each Fund’s Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates on the respective dates of such transactions. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2010 are listed in the Schedules of Investments.

2

Notes to Schedules of Investments (continued)

At March 31, 2010

(unaudited)

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at March 31, 2010 are listed in the Schedules of Investments.

Loan participations/assignments: The Funds may purchase participations/assignments in commercial loans. Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at March 31, 2010.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Funds write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest.

The underlying face amounts of open option and swaption contracts at March 31, 2010 are listed in the Schedules of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the Investment Company Act of 1940, as amended. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees).

The value of loaned securities and related collateral outstanding at March 31, 2010 are shown in the Schedules of Investments.

3

Notes to Schedules of Investments (continued)

At March 31, 2010

(unaudited)

Short sales: The Funds may from time to time sell securities short.  In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations.

Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Swap agreements: The Funds may invest in Swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

The Funds sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counter party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by TAM’s Valuation Committee, under the supervison of the Funds’ Board of Trustees. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparty.

4

Notes to Schedules of Investments (continued)

At March 31, 2010

(unaudited)

TBA purchase commitments: To be announced (“TBA”) purchase commitments are entered to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury Inflation-Protected Securities (“TIPS”): The Funds may invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid.  Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2010 are listed in the Schedules of Investments.

5

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 27, 2010

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer
Date:	May 27, 2010